UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 5

Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2026

Date of reporting period:	1/31/2026

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Jennison Diversified Growth Fund
Class A:
TBDAX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Jennison Diversified Growth Fund (the
“Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Diversified Growth Fund—Class A	$41	0.79%
WHAT ARE SOME KEY FUND S
TA
TISTICS AS OF 1/31/2026?

Fund’s net assets	$ 423,667,412
Number of fund holdings	87
Portfolio turnover rate for the period	44%
MF503E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	21.7%
Software	14.3%
Interactive Media & Services	13.2%
Broadline Retail	6.3%
Technology Hardware, Storage & Peripherals	5.9%
Pharmaceuticals	4.8%
Financial Services	4.7%
Automobiles	3.2%
Specialty Retail	2.6%
Biotechnology	2.6%
Consumer Staples Distribution & Retail	2.5%
Entertainment	2.5%
Aerospace & Defense	2.4%
IT Services	1.4%
Electric Utilities	1.2%
Hotels, Restaurants & Leisure	1.0%
Textiles, Apparel & Luxury Goods	1.0%
Industry Classification	% of Net Assets
Consumer Finance	0.9%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Electronic Equipment, Instruments & Components	0.9%
Machinery	0.7%
Ground Transportation	0.7%
Commercial Services & Supplies	0.6%
Health Care Equipment & Supplies	0.6%
Health Care Providers & Services	0.5%
Beverages	0.5%
Others*	2.3%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediar
y/resou
rces/featured/e-delivery
and enroll.
PGIM Jennison Diversified Growth Fund

SHARE CLASS	A
NASDAQ	TBDAX
CUSIP	74440V104
MF503E2A

PGIM Jennison Diversified Growth Fund
Class C:
TBDCX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Jennison Diversified Growth Fund (the
“Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Diversified Growth Fund—Class C	$93	1.79%
WHAT ARE SOME KEY FUND STATIS
TICS
AS OF 1/31/2026?

Fund’s net assets	$ 423,667,412
Number of fund holdings	87
Portfolio turnover rate for the period	44%
MF503E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	21.7%
Software	14.3%
Interactive Media & Services	13.2%
Broadline Retail	6.3%
Technology Hardware, Storage & Peripherals	5.9%
Pharmaceuticals	4.8%
Financial Services	4.7%
Automobiles	3.2%
Specialty Retail	2.6%
Biotechnology	2.6%
Consumer Staples Distribution & Retail	2.5%
Entertainment	2.5%
Aerospace & Defense	2.4%
IT Services	1.4%
Electric Utilities	1.2%
Hotels, Restaurants & Leisure	1.0%
Textiles, Apparel & Luxury Goods	1.0%
Industry Classification	% of Net Assets
Consumer Finance	0.9%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Electronic Equipment, Instruments & Components	0.9%
Machinery	0.7%
Ground Transportation	0.7%
Commercial Services & Supplies	0.6%
Health Care Equipment & Supplies	0.6%
Health Care Providers & Services	0.5%
Beverages	0.5%
Others*	2.3%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, F
un
d holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Diversified Growth Fund

SHARE CLASS	C
NASDAQ	TBDCX
CUSIP	74440V302
MF503E2C

PGIM Jennison Diversified Growth Fund
Class Z:
TBDZX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Jennison Diversified Growth Fund (the
“Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Diversified Growth Fund—Class Z	$30	0.57%
WHAT ARE SOME KEY FUND STAT
IS
TICS AS OF 1/31/2026?

Fund’s net assets	$ 423,667,412
Number of fund holdings	87
Portfolio turnover rate for the period	44%
MF503E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	21.7%
Software	14.3%
Interactive Media & Services	13.2%
Broadline Retail	6.3%
Technology Hardware, Storage & Peripherals	5.9%
Pharmaceuticals	4.8%
Financial Services	4.7%
Automobiles	3.2%
Specialty Retail	2.6%
Biotechnology	2.6%
Consumer Staples Distribution & Retail	2.5%
Entertainment	2.5%
Aerospace & Defense	2.4%
IT Services	1.4%
Electric Utilities	1.2%
Hotels, Restaurants & Leisure	1.0%
Textiles, Apparel & Luxury Goods	1.0%
Industry Classification	% of Net Assets
Consumer Finance	0.9%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Electronic Equipment, Instruments & Components	0.9%
Machinery	0.7%
Ground Transportation	0.7%
Commercial Services & Supplies	0.6%
Health Care Equipment & Supplies	0.6%
Health Care Providers & Services	0.5%
Beverages	0.5%
Others*	2.3%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermedia
ry/res
ources/featured/e-delivery
and enroll.
PGIM Jennison Diversified Growth Fund

SHARE CLASS	Z
NASDAQ	TBDZX
CUSIP	74440V690
MF503E2Z

PGIM Jennison Diversified Growth Fund
Class R6:
TBDQX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Jennison Diversified Growth Fund (the
“Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
.
You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Diversified Growth Fund—Class R6	$23	0.44%
WHAT ARE SOME KEY FUND STAT
ISTI
CS AS OF 1/31/2026?

Fund’s net assets	$ 423,667,412
Number of fund holdings	87
Portfolio turnover rate for the period	44%
MF503E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	21.7%
Software	14.3%
Interactive Media & Services	13.2%
Broadline Retail	6.3%
Technology Hardware, Storage & Peripherals	5.9%
Pharmaceuticals	4.8%
Financial Services	4.7%
Automobiles	3.2%
Specialty Retail	2.6%
Biotechnology	2.6%
Consumer Staples Distribution & Retail	2.5%
Entertainment	2.5%
Aerospace & Defense	2.4%
IT Services	1.4%
Electric Utilities	1.2%
Hotels, Restaurants & Leisure	1.0%
Textiles, Apparel & Luxury Goods	1.0%
Industry Classification	% of Net Assets
Consumer Finance	0.9%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Electronic Equipment, Instruments & Components	0.9%
Machinery	0.7%
Ground Transportation	0.7%
Commercial Services & Supplies	0.6%
Health Care Equipment & Supplies	0.6%
Health Care Providers & Services	0.5%
Beverages	0.5%
Others*	2.3%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/
en/int
ermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Diversified Growth Fund

SHARE CLASS	R6
NASDAQ	TBDQX
CUSIP	74440V716
MF503E2R6

PGIM Jennison Rising Dividend Fun
d
Class A:
PJDAX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Jennison Rising Dividend Fund (the
“Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Rising Dividend Fund—Class A	$66	1.24%
WHAT ARE SOME KEY FUND S
TATIS
TICS AS OF 1/31/2026?

Fund’s net assets	$ 77,319,518
Number of fund holdings	63
Portfolio turnover rate for the period	14%
MF220E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Industry Classification	% of Net Assets
Banks	8.5%
Semiconductors & Semiconductor Equipment	8.1%
Oil, Gas & Consumable Fuels	7.8%
Aerospace & Defense	4.9%
Machinery	4.3%
Multi-Utilities	4.2%
Biotechnology	4.1%
Pharmaceuticals	4.0%
Capital Markets	4.0%
IT Services	3.8%
Diversified Telecommunication Services	3.6%
Electric Utilities	3.6%
Communications Equipment	3.3%
Specialty Retail	3.1%
Consumer Staples Distribution & Retail	3.1%
Financial Services	2.7%
Affiliated Mutual Fund - Short-Term Investment (2.3% represents investments purchased with collateral from securities on loan)	2.7%
Personal Care Products	2.6%
Technology Hardware, Storage & Peripherals	2.5%
Industry Classification	% of Net Assets
Building Products	2.4%
Industrial Conglomerates	2.4%
Electrical Equipment	2.2%
Hotels, Restaurants & Leisure	2.0%
Leisure Products	2.0%
Interactive Media & Services	1.9%
Insurance	1.7%
Metals & Mining	1.4%
Residential REITs	1.1%
Air Freight & Logistics	1.1%
Software	0.9%
Chemicals	0.7%
Independent Power & Renewable Electricity Producers	0.6%
Food Products	0.5%
Ground Transportation	0.5%
102.3%
Liabilities in excess of other assets	(2.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/feat
ured
/e-delivery
and enroll.
PGIM Jennison Rising Dividend Fund

SHARE CLASS	A
NASDAQ	PJDAX
CUSIP	74440V823
MF220E2A

PGIM Jennison Rising Dividend Fund
Class C:
PJDCX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Jennison Rising Dividend Fund (the
“Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COS
T
S FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Rising Dividend Fund—Class C	$106	1.99%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 77,319,518
Number of fund holdings	63
Portfolio turnover rate for the period	14%
MF220E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Industry Classification	% of Net Assets
Banks	8.5%
Semiconductors & Semiconductor Equipment	8.1%
Oil, Gas & Consumable Fuels	7.8%
Aerospace & Defense	4.9%
Machinery	4.3%
Multi-Utilities	4.2%
Biotechnology	4.1%
Pharmaceuticals	4.0%
Capital Markets	4.0%
IT Services	3.8%
Diversified Telecommunication Services	3.6%
Electric Utilities	3.6%
Communications Equipment	3.3%
Specialty Retail	3.1%
Consumer Staples Distribution & Retail	3.1%
Financial Services	2.7%
Affiliated Mutual Fund - Short-Term Investment (2.3% represents investments purchased with collateral from securities on loan)	2.7%
Personal Care Products	2.6%
Technology Hardware, Storage & Peripherals	2.5%
Industry Classification	% of Net Assets
Building Products	2.4%
Industrial Conglomerates	2.4%
Electrical Equipment	2.2%
Hotels, Restaurants & Leisure	2.0%
Leisure Products	2.0%
Interactive Media & Services	1.9%
Insurance	1.7%
Metals & Mining	1.4%
Residential REITs	1.1%
Air Freight & Logistics	1.1%
Software	0.9%
Chemicals	0.7%
Independent Power & Renewable Electricity Producers	0.6%
Food Products	0.5%
Ground Transportation	0.5%
102.3%
Liabilities in excess of other assets	(2.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/
inte
rmediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Rising Dividend Fund

SHARE CLASS	C
NASDAQ	PJDCX
CUSIP	74440V815
MF220E2C

PGIM Jennison Rising Dividend Fund
Class Z:
PJDZX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Jennison Rising Dividend Fund (the
“Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Rising Dividend Fund—Class Z	$53	0.99%
WHAT ARE SOME KEY FUND STAT
IST
ICS AS OF 1/31/2026?

Fund’s net assets	$ 77,319,518
Number of fund holdings	63
Portfolio turnover rate for the period	14%
MF220E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Industry Classification	% of Net Assets
Banks	8.5%
Semiconductors & Semiconductor Equipment	8.1%
Oil, Gas & Consumable Fuels	7.8%
Aerospace & Defense	4.9%
Machinery	4.3%
Multi-Utilities	4.2%
Biotechnology	4.1%
Pharmaceuticals	4.0%
Capital Markets	4.0%
IT Services	3.8%
Diversified Telecommunication Services	3.6%
Electric Utilities	3.6%
Communications Equipment	3.3%
Specialty Retail	3.1%
Consumer Staples Distribution & Retail	3.1%
Financial Services	2.7%
Affiliated Mutual Fund - Short-Term Investment (2.3% represents investments purchased with collateral from securities on loan)	2.7%
Personal Care Products	2.6%
Technology Hardware, Storage & Peripherals	2.5%
Industry Classification	% of Net Assets
Building Products	2.4%
Industrial Conglomerates	2.4%
Electrical Equipment	2.2%
Hotels, Restaurants & Leisure	2.0%
Leisure Products	2.0%
Interactive Media & Services	1.9%
Insurance	1.7%
Metals & Mining	1.4%
Residential REITs	1.1%
Air Freight & Logistics	1.1%
Software	0.9%
Chemicals	0.7%
Independent Power & Renewable Electricity Producers	0.6%
Food Products	0.5%
Ground Transportation	0.5%
102.3%
Liabilities in excess of other assets	(2.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/i
nterm
ediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Rising Dividend Fund

SHARE CLASS	Z
NASDAQ	PJDZX
CUSIP	74440V799
MF220E2Z

PGIM Jennison Rising Dividend Fund
Class R6:
PJDQX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Jennison Rising Dividend Fund (the
“Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Rising Dividend Fund—Class R6	$53	0.99%
WHAT ARE SOME KEY FUND STATIS
TI
CS AS OF 1/31/2026?

Fund’s net assets	$ 77,319,518
Number of fund holdings	63
Portfolio turnover rate for the period	14%
MF220E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Industry Classification	% of Net Assets
Banks	8.5%
Semiconductors & Semiconductor Equipment	8.1%
Oil, Gas & Consumable Fuels	7.8%
Aerospace & Defense	4.9%
Machinery	4.3%
Multi-Utilities	4.2%
Biotechnology	4.1%
Pharmaceuticals	4.0%
Capital Markets	4.0%
IT Services	3.8%
Diversified Telecommunication Services	3.6%
Electric Utilities	3.6%
Communications Equipment	3.3%
Specialty Retail	3.1%
Consumer Staples Distribution & Retail	3.1%
Financial Services	2.7%
Affiliated Mutual Fund - Short-Term Investment (2.3% represents investments purchased with collateral from securities on loan)	2.7%
Personal Care Products	2.6%
Technology Hardware, Storage & Peripherals	2.5%
Industry Classification	% of Net Assets
Building Products	2.4%
Industrial Conglomerates	2.4%
Electrical Equipment	2.2%
Hotels, Restaurants & Leisure	2.0%
Leisure Products	2.0%
Interactive Media & Services	1.9%
Insurance	1.7%
Metals & Mining	1.4%
Residential REITs	1.1%
Air Freight & Logistics	1.1%
Software	0.9%
Chemicals	0.7%
Independent Power & Renewable Electricity Producers	0.6%
Food Products	0.5%
Ground Transportation	0.5%
102.3%
Liabilities in excess of other assets	(2.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can als
o re
quest this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Rising Dividend Fund

SHARE CLASS	R6
NASDAQ	PJDQX
CUSIP	74440V682
MF220E2R6

PGIM Target Date Income Fund
Class R1:
PDADX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R1 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R1	$36	0.69%
WHAT ARE SOME KEY FUND STATI
STI
CS AS OF 1/31/2026?

Fund’s net assets	$ 28,514,052
Number of fund holdings	9
Portfolio turnover rate for the period	43%
MF236E2R1

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	40.4%
Affiliated Exchange-Traded Funds - Fixed Income	23.5%
Affiliated Mutual Funds - Domestic Equity	17.5%
Affiliated Mutual Funds - International Equity	12.5%
Affiliated Mutual Fund - Short-Term Investment	6.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/fea
ture
d/e-delivery
and enroll.
PGIM Target Date Income Fund

SHARE CLASS	R1
NASDAQ	PDADX
CUSIP	74445D109
MF236E2R1

PGIM Target Date Income Fund
Class R2:
PDAEX
SEMIANNUAL SHAREHOLDER REPORT – January
31
, 2026
This
semiannual shareholder report
contains important information about the Class R2 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R2	$23	0.44%
WHAT ARE SOME KEY FUND STA
TISTIC
S AS OF 1/31/2026?

Fund’s net assets	$ 28,514,052
Number of fund holdings	9
Portfolio turnover rate for the period	43%
MF236E2R2

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	40.4%
Affiliated Exchange-Traded Funds - Fixed Income	23.5%
Affiliated Mutual Funds - Domestic Equity	17.5%
Affiliated Mutual Funds - International Equity	12.5%
Affiliated Mutual Fund - Short-Term Investment	6.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/i
ntermediary/
resources/featured/e-delivery
and enroll.
PGIM Target Date Income Fund

SHARE CLASS	R2
NASDAQ	PDAEX
CUSIP	74445D208
MF236E2R2

PGIM Target Date Income Fund
Class R3:
PDAFX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R3 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R3	$15	0.29%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 28,514,052
Number of fund holdings	9
Portfolio turnover rate for the period	43%
MF236E2R3

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	40.4%
Affiliated Exchange-Traded Funds - Fixed Income	23.5%
Affiliated Mutual Funds - Domestic Equity	17.5%
Affiliated Mutual Funds - International Equity	12.5%
Affiliated Mutual Fund - Short-Term Investment	6.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFOR
MATIO
N
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/interm
ediary/res
ources/featured/e-delivery
and enroll.
PGIM Target Date Income Fund

SHARE CLASS	R3
NASDAQ	PDAFX
CUSIP	74445D307
MF236E2R3

PGIM Target Date Income Fund
Class R4:
PDAGX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R4 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R4	$10	0.19%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 28,514,052
Number of fund holdings	9
Portfolio turnover rate for the period	43%
MF236E2R4

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	40.4%
Affiliated Exchange-Traded Funds - Fixed Income	23.5%
Affiliated Mutual Funds - Domestic Equity	17.5%
Affiliated Mutual Funds - International Equity	12.5%
Affiliated Mutual Fund - Short-Term Investment	6.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/tar
get-date-f
und-documents
or by sc
anni
ng the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary
/resource
s/featured/e-delivery
and enroll.
PGIM Target Date Income Fund

SHARE CLASS	R4
NASDAQ	PDAGX
CUSIP	74445D406
MF236E2R4

PGIM Targe
t
Date Income Fund
Class R5:
PDAHX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R5 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R5	$5	0.09%
WHAT ARE SOME KEY F
UN
D STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 28,514,052
Number of fund holdings	9
Portfolio turnover rate for the period	43%
MF236E2R5

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	40.4%
Affiliated Exchange-Traded Funds - Fixed Income	23.5%
Affiliated Mutual Funds - Domestic Equity	17.5%
Affiliated Mutual Funds - International Equity	12.5%
Affiliated Mutual Fund - Short-Term Investment	6.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/int
ermediary/r
esources/featured/e-delivery
and enroll.
PGIM Target Date Income Fund

SHARE CLASS	R5
NASDAQ	PDAHX
CUSIP	74445D505
MF236E2R5

PGIM Target Date Income Fund
Class R6:
PDAJX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R6	$0	0.00%
WHAT ARE SOME KEY FUND ST
ATIS
TICS AS OF 1/
31/2
026?

Fund’s net assets	$ 28,514,052
Number of fund holdings	9
Portfolio turnover rate for the period	43%
MF236E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	40.4%
Affiliated Exchange-Traded Funds - Fixed Income	23.5%
Affiliated Mutual Funds - Domestic Equity	17.5%
Affiliated Mutual Funds - International Equity	12.5%
Affiliated Mutual Fund - Short-Term Investment	6.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/e
n/interme
diary/resources/featured/e-delivery
and enroll.
PGIM Target Date Income Fund

SHARE CLASS	R6
NASDAQ	PDAJX
CUSIP	74445D604
MF236E2R6

PGIM Target Date 2020 Fund
Class R1:
PDDDX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R1 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R1	$36	0.69%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 33,509,279
Number of fund holdings	9
Portfolio turnover rate for the period	43%
MF236E22020R1

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF
1/31
/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	36.2%
Affiliated Exchange-Traded Funds - Fixed Income	23.3%
Affiliated Mutual Funds - Domestic Equity	21.3%
Affiliated Mutual Funds - International Equity	14.1%
Affiliated Mutual Fund - Short-Term Investment	5.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/re
sources
/featured/e-delivery
and enroll.
PGIM Target Date 2020 Fund

SHARE CLASS	R1
NASDAQ	PDDDX
CUSIP	74445D778
MF236E22020R1

PGIM Target Date 2020 Fund
Class R2:
PDDEX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R2 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R2	$23	0.44%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 33,509,279
Number of fund holdings	9
Portfolio turnover rate for the period	43%
MF236E22020R2

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	36.2%
Affiliated Exchange-Traded Funds - Fixed Income	23.3%
Affiliated Mutual Funds - Domestic Equity	21.3%
Affiliated Mutual Funds - International Equity	14.1%
Affiliated Mutual Fund - Short-Term Investment	5.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find addi
tional inform
ation at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/res
ources/fe
atured/e-delivery
and enroll.
PGIM Target Date 2020 Fund

SHARE CLASS	R2
NASDAQ	PDDEX
CUSIP	74445D760
MF236E22020R2

PGIM Target Date 2020 Fund
Class R3:
PDDFX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R3 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE L
AS
T SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R3	$15	0.29%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 33,509,279
Number of fund holdings	9
Portfolio turnover rate for the period	43%
MF236E22020R3

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	36.2%
Affiliated Exchange-Traded Funds - Fixed Income	23.3%
Affiliated Mutual Funds - Domestic Equity	21.3%
Affiliated Mutual Funds - International Equity	14.1%
Affiliated Mutual Fund - Short-Term Investment	5.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resourc
es/feat
ured/e-delivery
and enroll.
PGIM Target Date 2020 Fund

SHARE CLASS	R3
NASDAQ	PDDFX
CUSIP	74445D752
MF236E22020R3

PGIM Target Date 2020 Fund
Class R4:
PDDGX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R4 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R4	$10	0.19%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 33,509,279
Number of fund holdings	9
Portfolio turnover rate for the period	43%
MF236E22020R4

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	36.2%
Affiliated Exchange-Traded Funds - Fixed Income	23.3%
Affiliated Mutual Funds - Domestic Equity	21.3%
Affiliated Mutual Funds - International Equity	14.1%
Affiliated Mutual Fund - Short-Term Investment	5.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can a lso request this infor
mation by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resou
rces/featured/
e-delivery
and enroll.
PGIM Target Date 2020 Fund

SHARE CLASS	R4
NASDAQ	PDDGX
CUSIP	74445D745
MF236E22020R4

PGIM Target Date 2020 Fund
Class R5:
PDDHX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R5 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R5	$5	0.09%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 33,509,279
Number of fund holdings	9
Portfolio turnover rate for the period	43%
MF236E22020R5

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	36.2%
Affiliated Exchange-Traded Funds - Fixed Income	23.3%
Affiliated Mutual Funds - Domestic Equity	21.3%
Affiliated Mutual Funds - International Equity	14.1%
Affiliated Mutual Fund - Short-Term Investment	5.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-
date-fun
d-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resour
ces/featur
ed/e-delivery
and enroll.
PGIM Target Date 2020 Fund

SHARE CLASS	R5
NASDAQ	PDDHX
CUSIP	74445D737
MF236E22020R5

PGIM Target Date 2020 Fund
Class R6:
PDDJX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R6	$0	0.00%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 33,509,279
Number of fund holdings	9
Portfolio turnover rate for the period	43%
MF236E22020R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	36.2%
Affiliated Exchange-Traded Funds - Fixed Income	23.3%
Affiliated Mutual Funds - Domestic Equity	21.3%
Affiliated Mutual Funds - International Equity	14.1%
Affiliated Mutual Fund - Short-Term Investment	5.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by sc
ann
ing the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2020 Fund

SHARE CLASS	R6
NASDAQ	PDDJX
CUSIP	74445D729
MF236E22020R6

PGIM Target Date 2025 Fund
Class R1:
PDEDX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R1 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R1	$36	0.69%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 48,674,053
Number of fund holdings	10
Portfolio turnover rate for the period	40%
MF236E22025R1

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	32.1%
Affiliated Mutual Funds - Domestic Equity	26.6%
Affiliated Exchange-Traded Funds - Fixed Income	21.5%
Affiliated Mutual Funds - International Equity	15.6%
Affiliated Mutual Fund - Short-Term Investment	4.3%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/targ
et-date-fund
-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2025 Fund

SHARE CLASS	R1
NASDAQ	PDEDX
CUSIP	74445D711
MF236E22025R1

PGIM Target Date 2025 Fund
Class R2:
PDEEX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R2 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R2	$23	0.44%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 48,674,053
Number of fund holdings	10
Portfolio turnover rate for the period	40%
MF236E22025R2

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	32.1%
Affiliated Mutual Funds - Domestic Equity	26.6%
Affiliated Exchange-Traded Funds - Fixed Income	21.5%
Affiliated Mutual Funds - International Equity	15.6%
Affiliated Mutual Fund - Short-Term Investment	4.3%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2025 Fund

SHARE CLASS	R2
NASDAQ	PDEEX
CUSIP	74445D695
MF236E22025R2

PGIM Target Date 2025 Fund
Class R3:
PDEFX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R3 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R3	$15	0.29%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 48,674,053
Number of fund holdings	10
Portfolio turnover rate for the period	40%
MF236E22025R3

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	32.1%
Affiliated Mutual Funds - Domestic Equity	26.6%
Affiliated Exchange-Traded Funds - Fixed Income	21.5%
Affiliated Mutual Funds - International Equity	15.6%
Affiliated Mutual Fund - Short-Term Investment	4.3%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2025 Fund

SHARE CLASS	R3
NASDAQ	PDEFX
CUSIP	74445D687
MF236E22025R3

PGIM Target Date 2025 Fund
Class R4:
PDEGX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R4 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R4	$10	0.19%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 48,674,053
Number of fund holdings	10
Portfolio turnover rate for the period	40%
MF236E22025R4

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	32.1%
Affiliated Mutual Funds - Domestic Equity	26.6%
Affiliated Exchange-Traded Funds - Fixed Income	21.5%
Affiliated Mutual Funds - International Equity	15.6%
Affiliated Mutual Fund - Short-Term Investment	4.3%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2025 Fund

SHARE CLASS	R4
NASDAQ	PDEGX
CUSIP	74445D679
MF236E22025R4

PGIM Target Date 2025 Fund
Class R5:
PDEHX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R5 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R5	$5	0.09%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 48,674,053
Number of fund holdings	10
Portfolio turnover rate for the period	40%
MF236E22025R5

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	32.1%
Affiliated Mutual Funds - Domestic Equity	26.6%
Affiliated Exchange-Traded Funds - Fixed Income	21.5%
Affiliated Mutual Funds - International Equity	15.6%
Affiliated Mutual Fund - Short-Term Investment	4.3%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2025 Fund

SHARE CLASS	R5
NASDAQ	PDEHX
CUSIP	74445D661
MF236E22025R5

PGIM Target Date 2025 Fund
Class R6:
PDEJX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R6	$0	0.00%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 48,674,053
Number of fund holdings	10
Portfolio turnover rate for the period	40%
MF236E22025R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	32.1%
Affiliated Mutual Funds - Domestic Equity	26.6%
Affiliated Exchange-Traded Funds - Fixed Income	21.5%
Affiliated Mutual Funds - International Equity	15.6%
Affiliated Mutual Fund - Short-Term Investment	4.3%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2025 Fund

SHARE CLASS	R6
NASDAQ	PDEJX
CUSIP	74445D653
MF236E22025R6

PGIM Target Date 2030 Fund
Class R1:
PDFCX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R1 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R1	$37	0.70%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 62,022,505
Number of fund holdings	10
Portfolio turnover rate for the period	40%
MF236E22030R1

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	32.8%
Affiliated Mutual Funds - Fixed Income	25.6%
Affiliated Exchange-Traded Funds - Fixed Income	19.3%
Affiliated Mutual Funds - International Equity	19.0%
Affiliated Mutual Fund - Short-Term Investment	3.3%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2030 Fund

SHARE CLASS	R1
NASDAQ	PDFCX
CUSIP	74445D646
MF236E22030R1

PGIM Target Date 2030 Fund
Class R2:
PDFEX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R2 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
.
You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R2	$23	0.44%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 62,022,505
Number of fund holdings	10
Portfolio turnover rate for the period	40%
MF236E22030R2

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	32.8%
Affiliated Mutual Funds - Fixed Income	25.6%
Affiliated Exchange-Traded Funds - Fixed Income	19.3%
Affiliated Mutual Funds - International Equity	19.0%
Affiliated Mutual Fund - Short-Term Investment	3.3%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2030 Fund

SHARE CLASS	R2
NASDAQ	PDFEX
CUSIP	74445D638
MF236E22030R2

PGIM Target Date 2030 Fund
Class R3:
PDFFX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R3 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R3	$16	0.30%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 62,022,505
Number of fund holdings	10
Portfolio turnover rate for the period	40%
MF236E22030R3

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	32.8%
Affiliated Mutual Funds - Fixed Income	25.6%
Affiliated Exchange-Traded Funds - Fixed Income	19.3%
Affiliated Mutual Funds - International Equity	19.0%
Affiliated Mutual Fund - Short-Term Investment	3.3%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2030 Fund

SHARE CLASS	R3
NASDAQ	PDFFX
CUSIP	74445D620
MF236E22030R3

PGIM Target Date 2030 Fund
Class R4:
PDFGX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R4 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R4	$10	0.20%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 62,022,505
Number of fund holdings	10
Portfolio turnover rate for the period	40%
MF236E22030R4

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	32.8%
Affiliated Mutual Funds - Fixed Income	25.6%
Affiliated Exchange-Traded Funds - Fixed Income	19.3%
Affiliated Mutual Funds - International Equity	19.0%
Affiliated Mutual Fund - Short-Term Investment	3.3%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2030 Fund

SHARE CLASS	R4
NASDAQ	PDFGX
CUSIP	74445D612
MF236E22030R4

PGIM Target Date 2030 Fund
Class R5:
PDFHX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R5 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R5	$5	0.10%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 62,022,505
Number of fund holdings	10
Portfolio turnover rate for the period	40%
MF236E22030R5

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	32.8%
Affiliated Mutual Funds - Fixed Income	25.6%
Affiliated Exchange-Traded Funds - Fixed Income	19.3%
Affiliated Mutual Funds - International Equity	19.0%
Affiliated Mutual Fund - Short-Term Investment	3.3%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2030 Fund

SHARE CLASS	R5
NASDAQ	PDFHX
CUSIP	74445D596
MF236E22030R5

PGIM Target Date 2030 Fund
Class R6:
PDFJX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R6	$0	0.00%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 62,022,505
Number of fund holdings	10
Portfolio turnover rate for the period	40%
MF236E22030R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	32.8%
Affiliated Mutual Funds - Fixed Income	25.6%
Affiliated Exchange-Traded Funds - Fixed Income	19.3%
Affiliated Mutual Funds - International Equity	19.0%
Affiliated Mutual Fund - Short-Term Investment	3.3%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2030 Fund

SHARE CLASS	R6
NASDAQ	PDFJX
CUSIP	74445D588
MF236E22030R6

PGIM Target Date 2035 Fund
Class R1:
PDGCX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R1 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R1	$36	0.69%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 56,503,909
Number of fund holdings	11
Portfolio turnover rate for the period	32%
MF236E22035R1

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	40.7%
Affiliated Mutual Funds - International Equity	23.2%
Affiliated Mutual Funds - Fixed Income	18.6%
Affiliated Exchange-Traded Funds - Fixed Income	15.2%
Affiliated Mutual Fund - Short-Term Investment	2.3%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2035 Fund

SHARE CLASS	R1
NASDAQ	PDGCX
CUSIP	74445D570
MF236E22035R1

PGIM Target Date 2035 Fund
Class R2:
PDGEX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R2 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R2	$23	0.44%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 56,503,909
Number of fund holdings	11
Portfolio turnover rate for the period	32%
MF236E22035R2

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	40.7%
Affiliated Mutual Funds - International Equity	23.2%
Affiliated Mutual Funds - Fixed Income	18.6%
Affiliated Exchange-Traded Funds - Fixed Income	15.2%
Affiliated Mutual Fund - Short-Term Investment	2.3%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2035 Fund

SHARE CLASS	R2
NASDAQ	PDGEX
CUSIP	74445D562
MF236E22035R2

PGIM Target Date 2035 Fund
Class R3:
PDGFX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R3 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R3	$15	0.29%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 56,503,909
Number of fund holdings	11
Portfolio turnover rate for the period	32%
MF236E22035R3

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	40.7%
Affiliated Mutual Funds - International Equity	23.2%
Affiliated Mutual Funds - Fixed Income	18.6%
Affiliated Exchange-Traded Funds - Fixed Income	15.2%
Affiliated Mutual Fund - Short-Term Investment	2.3%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2035 Fund

SHARE CLASS	R3
NASDAQ	PDGFX
CUSIP	74445D554
MF236E22035R3

PGIM Target Date 2035 Fund
Class R4:
PDGGX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R4 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R4	$10	0.19%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 56,503,909
Number of fund holdings	11
Portfolio turnover rate for the period	32%
MF236E22035R4

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	40.7%
Affiliated Mutual Funds - International Equity	23.2%
Affiliated Mutual Funds - Fixed Income	18.6%
Affiliated Exchange-Traded Funds - Fixed Income	15.2%
Affiliated Mutual Fund - Short-Term Investment	2.3%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2035 Fund

SHARE CLASS	R4
NASDAQ	PDGGX
CUSIP	74445D547
MF236E22035R4

PGIM Target Date 2035 Fund
Class R5:
PDGHX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R5 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R5	$5	0.09%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 56,503,909
Number of fund holdings	11
Portfolio turnover rate for the period	32%
MF236E22035R5

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	40.7%
Affiliated Mutual Funds - International Equity	23.2%
Affiliated Mutual Funds - Fixed Income	18.6%
Affiliated Exchange-Traded Funds - Fixed Income	15.2%
Affiliated Mutual Fund - Short-Term Investment	2.3%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2035 Fund

SHARE CLASS	R5
NASDAQ	PDGHX
CUSIP	74445D539
MF236E22035R5

PGIM Target Date 2035 Fund
Class R6:
PDGJX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R6	$0	0.00%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 56,503,909
Number of fund holdings	11
Portfolio turnover rate for the period	32%
MF236E22035R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	40.7%
Affiliated Mutual Funds - International Equity	23.2%
Affiliated Mutual Funds - Fixed Income	18.6%
Affiliated Exchange-Traded Funds - Fixed Income	15.2%
Affiliated Mutual Fund - Short-Term Investment	2.3%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2035 Fund

SHARE CLASS	R6
NASDAQ	PDGJX
CUSIP	74445D521
MF236E22035R6

PGIM Target Date 2040 Fund
Class R1:
PDHDX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R1 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R1	$36	0.67%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 49,308,358
Number of fund holdings	11
Portfolio turnover rate for the period	28%
MF236E22040R1

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	48.2%
Affiliated Mutual Funds - International Equity	27.4%
Affiliated Mutual Funds - Fixed Income	12.2%
Affiliated Exchange-Traded Funds - Fixed Income	12.2%
Affiliated Mutual Fund - Short-Term Investment	0.1%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2040 Fund

SHARE CLASS	R1
NASDAQ	PDHDX
CUSIP	74445D513
MF236E22040R1

PGIM Target Date 2040 Fund
Class R2:
PDHEX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R2 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R2	$22	0.42%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 49,308,358
Number of fund holdings	11
Portfolio turnover rate for the period	28%
MF236E22040R2

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	48.2%
Affiliated Mutual Funds - International Equity	27.4%
Affiliated Mutual Funds - Fixed Income	12.2%
Affiliated Exchange-Traded Funds - Fixed Income	12.2%
Affiliated Mutual Fund - Short-Term Investment	0.1%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2040 Fund

SHARE CLASS	R2
NASDAQ	PDHEX
CUSIP	74445D497
MF236E22040R2

PGIM Target Date 2040 Fund
Class R3:
PDHFX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R3 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R3	$14	0.27%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 49,308,358
Number of fund holdings	11
Portfolio turnover rate for the period	28%
MF236E22040R3

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	48.2%
Affiliated Mutual Funds - International Equity	27.4%
Affiliated Mutual Funds - Fixed Income	12.2%
Affiliated Exchange-Traded Funds - Fixed Income	12.2%
Affiliated Mutual Fund - Short-Term Investment	0.1%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2040 Fund

SHARE CLASS	R3
NASDAQ	PDHFX
CUSIP	74445D489
MF236E22040R3

PGIM Target Date 2040 Fund
Class R4:
PDHGX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R4 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R4	$9	0.17%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 49,308,358
Number of fund holdings	11
Portfolio turnover rate for the period	28%
MF236E22040R4

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	48.2%
Affiliated Mutual Funds - International Equity	27.4%
Affiliated Mutual Funds - Fixed Income	12.2%
Affiliated Exchange-Traded Funds - Fixed Income	12.2%
Affiliated Mutual Fund - Short-Term Investment	0.1%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2040 Fund

SHARE CLASS	R4
NASDAQ	PDHGX
CUSIP	74445D471
MF236E22040R4

PGIM Target Date 2040 Fund
Class R5:
PDHHX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R5 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R5	$4	0.07%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 49,308,358
Number of fund holdings	11
Portfolio turnover rate for the period	28%
MF236E22040R5

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	48.2%
Affiliated Mutual Funds - International Equity	27.4%
Affiliated Mutual Funds - Fixed Income	12.2%
Affiliated Exchange-Traded Funds - Fixed Income	12.2%
Affiliated Mutual Fund - Short-Term Investment	0.1%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2040 Fund

SHARE CLASS	R5
NASDAQ	PDHHX
CUSIP	74445D463
MF236E22040R5

PGIM Target Date 2040 Fund
Class R6:
PDHJX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R6	$0	0.00%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 49,308,358
Number of fund holdings	11
Portfolio turnover rate for the period	28%
MF236E22040R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	48.2%
Affiliated Mutual Funds - International Equity	27.4%
Affiliated Mutual Funds - Fixed Income	12.2%
Affiliated Exchange-Traded Funds - Fixed Income	12.2%
Affiliated Mutual Fund - Short-Term Investment	0.1%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2040 Fund

SHARE CLASS	R6
NASDAQ	PDHJX
CUSIP	74445D455
MF236E22040R6

PGIM Target Date 2045 Fund
Class R1:
PDIDX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R1 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R1	$35	0.66%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 36,919,986
Number of fund holdings	11
Portfolio turnover rate for the period	24%
MF236E22045R1

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	53.3%
Affiliated Mutual Funds - International Equity	31.3%
Affiliated Exchange-Traded Funds - Fixed Income	8.8%
Affiliated Mutual Funds - Fixed Income	6.5%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2045 Fund

SHARE CLASS	R1
NASDAQ	PDIDX
CUSIP	74445D448
MF236E22045R1

PGIM Target Date 2045 Fund
Class R2:
PDIEX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R2 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R2	$22	0.41%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 36,919,986
Number of fund holdings	11
Portfolio turnover rate for the period	24%
MF236E22045R2

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	53.3%
Affiliated Mutual Funds - International Equity	31.3%
Affiliated Exchange-Traded Funds - Fixed Income	8.8%
Affiliated Mutual Funds - Fixed Income	6.5%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2045 Fund

SHARE CLASS	R2
NASDAQ	PDIEX
CUSIP	74445D430
MF236E22045R2

PGIM Target Date 2045 Fund
Class R3:
PDIKX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R3 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R3	$14	0.26%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 36,919,986
Number of fund holdings	11
Portfolio turnover rate for the period	24%
MF236E22045R3

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	53.3%
Affiliated Mutual Funds - International Equity	31.3%
Affiliated Exchange-Traded Funds - Fixed Income	8.8%
Affiliated Mutual Funds - Fixed Income	6.5%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2045 Fund

SHARE CLASS	R3
NASDAQ	PDIKX
CUSIP	74445D422
MF236E22045R3

PGIM Target Date 2045 Fund
Class R4:
PDIGX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R4 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R4	$9	0.16%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 36,919,986
Number of fund holdings	11
Portfolio turnover rate for the period	24%
MF236E22045R4

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	53.3%
Affiliated Mutual Funds - International Equity	31.3%
Affiliated Exchange-Traded Funds - Fixed Income	8.8%
Affiliated Mutual Funds - Fixed Income	6.5%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2045 Fund

SHARE CLASS	R4
NASDAQ	PDIGX
CUSIP	74445D414
MF236E22045R4

PGIM Target Date 2045 Fund
Class R5:
PDIHX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R5 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R5	$3	0.06%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 36,919,986
Number of fund holdings	11
Portfolio turnover rate for the period	24%
MF236E22045R5

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	53.3%
Affiliated Mutual Funds - International Equity	31.3%
Affiliated Exchange-Traded Funds - Fixed Income	8.8%
Affiliated Mutual Funds - Fixed Income	6.5%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2045 Fund

SHARE CLASS	R5
NASDAQ	PDIHX
CUSIP	74445D398
MF236E22045R5

PGIM Target Date 2045 Fund
Class R6:
PDIJX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R6	$0	0.00%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 36,919,986
Number of fund holdings	11
Portfolio turnover rate for the period	24%
MF236E22045R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	53.3%
Affiliated Mutual Funds - International Equity	31.3%
Affiliated Exchange-Traded Funds - Fixed Income	8.8%
Affiliated Mutual Funds - Fixed Income	6.5%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2045 Fund

SHARE CLASS	R6
NASDAQ	PDIJX
CUSIP	74445D380
MF236E22045R6

PGIM Target Date 2050 Fund
Class R1:
PDJDX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R1 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R1	$35	0.65%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 24,318,889
Number of fund holdings	9
Portfolio turnover rate for the period	28%
MF236E22050R1

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	55.7%
Affiliated Mutual Funds - International Equity	34.8%
Affiliated Exchange-Traded Funds - Fixed Income	7.5%
Affiliated Mutual Funds - Fixed Income	1.9%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2050 Fund

SHARE CLASS	R1
NASDAQ	PDJDX
CUSIP	74445D372
MF236E22050R1

PGIM Target Date 2050 Fund
Class R2:
PDJEX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R2 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R2	$21	0.40%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 24,318,889
Number of fund holdings	9
Portfolio turnover rate for the period	28%
MF236E22050R2

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	55.7%
Affiliated Mutual Funds - International Equity	34.8%
Affiliated Exchange-Traded Funds - Fixed Income	7.5%
Affiliated Mutual Funds - Fixed Income	1.9%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2050 Fund

SHARE CLASS	R2
NASDAQ	PDJEX
CUSIP	74445D364
MF236E22050R2

PGIM Target Date 2050 Fund
Class R3:
PDJFX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R3 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R3	$13	0.25%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 24,318,889
Number of fund holdings	9
Portfolio turnover rate for the period	28%
MF236E22050R3

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	55.7%
Affiliated Mutual Funds - International Equity	34.8%
Affiliated Exchange-Traded Funds - Fixed Income	7.5%
Affiliated Mutual Funds - Fixed Income	1.9%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2050 Fund

SHARE CLASS	R3
NASDAQ	PDJFX
CUSIP	74445D356
MF236E22050R3

PGIM Target Date 2050 Fund
Class R4:
PDJGX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R4 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R4	$8	0.15%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 24,318,889
Number of fund holdings	9
Portfolio turnover rate for the period	28%
MF236E22050R4

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	55.7%
Affiliated Mutual Funds - International Equity	34.8%
Affiliated Exchange-Traded Funds - Fixed Income	7.5%
Affiliated Mutual Funds - Fixed Income	1.9%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2050 Fund

SHARE CLASS	R4
NASDAQ	PDJGX
CUSIP	74445D349
MF236E22050R4

PGIM Target Date 2050 Fund
Class R5:
PDJHX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R5 shares of PGIM Target Date 2050 Fund (the “Fund”)
for
the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R5	$3	0.05%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 24,318,889
Number of fund holdings	9
Portfolio turnover rate for the period	28%
MF236E22050R5

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	55.7%
Affiliated Mutual Funds - International Equity	34.8%
Affiliated Exchange-Traded Funds - Fixed Income	7.5%
Affiliated Mutual Funds - Fixed Income	1.9%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2050 Fund

SHARE CLASS	R5
NASDAQ	PDJHX
CUSIP	74445D331
MF236E22050R5

PGIM Target Date 2050 Fund
Class R6:
PDJJX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R6	$0	0.00%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 24,318,889
Number of fund holdings	9
Portfolio turnover rate for the period	28%
MF236E22050R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	55.7%
Affiliated Mutual Funds - International Equity	34.8%
Affiliated Exchange-Traded Funds - Fixed Income	7.5%
Affiliated Mutual Funds - Fixed Income	1.9%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2050 Fund

SHARE CLASS	R6
NASDAQ	PDJJX
CUSIP	74445D323
MF236E22050R6

PGIM Target Date 2055 Fund
Class R1:
PDKDX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R1 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R1	$34	0.64%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 13,150,984
Number of fund holdings	8
Portfolio turnover rate for the period	28%
MF236E22055R1

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	57.0%
Affiliated Mutual Funds - International Equity	38.6%
Affiliated Exchange-Traded Funds - Fixed Income	4.3%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2055 Fund

SHARE CLASS	R1
NASDAQ	PDKDX
CUSIP	74445D315
MF236E22055R1

PGIM Target Date 2055 Fund
Class R2:
PDKEX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R2 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R2	$21	0.39%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 13,150,984
Number of fund holdings	8
Portfolio turnover rate for the period	28%
MF236E22055R2

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	57.0%
Affiliated Mutual Funds - International Equity	38.6%
Affiliated Exchange-Traded Funds - Fixed Income	4.3%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2055 Fund

SHARE CLASS	R2
NASDAQ	PDKEX
CUSIP	74445D299
MF236E22055R2

PGIM Target Date 2055 Fund
Class R3:
PDKFX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R3 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R3	$13	0.24%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 13,150,984
Number of fund holdings	8
Portfolio turnover rate for the period	28%
MF236E22055R3

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	57.0%
Affiliated Mutual Funds - International Equity	38.6%
Affiliated Exchange-Traded Funds - Fixed Income	4.3%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2055 Fund

SHARE CLASS	R3
NASDAQ	PDKFX
CUSIP	74445D281
MF236E22055R3

PGIM Target Date 2055 Fund
Class R4:
PDKGX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This semiannual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R4	$8	0.14%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 13,150,984
Number of fund holdings	8
Portfolio turnover rate for the period	28%
MF236E22055R4

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	57.0%
Affiliated Mutual Funds - International Equity	38.6%
Affiliated Exchange-Traded Funds - Fixed Income	4.3%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2055 Fund

SHARE CLASS	R4
NASDAQ	PDKGX
CUSIP	74445D273
MF236E22055R4

PGIM Target Date 2055 Fund
Class R5:
PDKHX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R5 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R5	$2	0.04%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 13,150,984
Number of fund holdings	8
Portfolio turnover rate for the period	28%
MF236E22055R5

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	57.0%
Affiliated Mutual Funds - International Equity	38.6%
Affiliated Exchange-Traded Funds - Fixed Income	4.3%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2055 Fund

SHARE CLASS	R5
NASDAQ	PDKHX
CUSIP	74445D265
MF236E22055R5

PGIM Target Date 2055 Fund
Class R6:
PDKJX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R6	$0	0.00%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 13,150,984
Number of fund holdings	8
Portfolio turnover rate for the period	28%
MF236E22055R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	57.0%
Affiliated Mutual Funds - International Equity	38.6%
Affiliated Exchange-Traded Funds - Fixed Income	4.3%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2055 Fund

SHARE CLASS	R6
NASDAQ	PDKJX
CUSIP	74445D257
MF236E22055R6

PGIM Target Date 2060 Fund
Class R1:
PDLDX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R1 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R1	$34	0.64%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 12,849,813
Number of fund holdings	8
Portfolio turnover rate for the period	17%
MF236E22060R1

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.2%
Affiliated Mutual Funds - International Equity	40.5%
Affiliated Exchange-Traded Funds - Fixed Income	3.2%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2060 Fund

SHARE CLASS	R1
NASDAQ	PDLDX
CUSIP	74445D240
MF236E22060R1

PGIM Target Date 2060 Fund
Class R2:
PDLEX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R2 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R2	$21	0.39%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 12,849,813
Number of fund holdings	8
Portfolio turnover rate for the period	17%
MF236E22060R2

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.2%
Affiliated Mutual Funds - International Equity	40.5%
Affiliated Exchange-Traded Funds - Fixed Income	3.2%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2060 Fund

SHARE CLASS	R2
NASDAQ	PDLEX
CUSIP	74445D232
MF236E22060R2

PGIM Target Date 2060 Fund
Class R3:
PDLFX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R3 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R3	$13	0.24%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 12,849,813
Number of fund holdings	8
Portfolio turnover rate for the period	17%
MF236E22060R3

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.2%
Affiliated Mutual Funds - International Equity	40.5%
Affiliated Exchange-Traded Funds - Fixed Income	3.2%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2060 Fund

SHARE CLASS	R3
NASDAQ	PDLFX
CUSIP	74445D224
MF236E22060R3

PGIM Target Date 2060 Fund
Class R4:
PDLGX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R4 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R4	$8	0.14%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 12,849,813
Number of fund holdings	8
Portfolio turnover rate for the period	17%
MF236E22060R4

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.2%
Affiliated Mutual Funds - International Equity	40.5%
Affiliated Exchange-Traded Funds - Fixed Income	3.2%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2060 Fund

SHARE CLASS	R4
NASDAQ	PDLGX
CUSIP	74445D216
MF236E22060R4

PGIM Target Date 2060 Fund
Class R5:
PDLHX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R5 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R5	$2	0.04%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 12,849,813
Number of fund holdings	8
Portfolio turnover rate for the period	17%
MF236E22060R5

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.2%
Affiliated Mutual Funds - International Equity	40.5%
Affiliated Exchange-Traded Funds - Fixed Income	3.2%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2060 Fund

SHARE CLASS	R5
NASDAQ	PDLHX
CUSIP	74445D190
MF236E22060R5

PGIM Target Date 2060 Fund
Class R6:
PDLJX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R6	$0	0.00%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 12,849,813
Number of fund holdings	8
Portfolio turnover rate for the period	17%
MF236E22060R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.2%
Affiliated Mutual Funds - International Equity	40.5%
Affiliated Exchange-Traded Funds - Fixed Income	3.2%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2060 Fund

SHARE CLASS	R6
NASDAQ	PDLJX
CUSIP	74445D182
MF236E22060R6

PGIM Target Date 2065 Fund
Class R1:
PDOAX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R1 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R1	$34	0.63%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 1,991,418
Number of fund holdings	8
Portfolio turnover rate for the period	44%
MF236E22065R1

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.1%
Affiliated Mutual Funds - International Equity	40.8%
Affiliated Exchange-Traded Funds - Fixed Income	3.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2065 Fund

SHARE CLASS	R1
NASDAQ	PDOAX
CUSIP	74440V674
MF236E22065R1

PGIM Target Date 2065 Fund
Class R2:
PDODX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R2 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at
(800) 225-1852 or (973) 367-3529
from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R2	$20	0.38%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 1,991,418
Number of fund holdings	8
Portfolio turnover rate for the period	44%
MF236E22065R2

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.1%
Affiliated Mutual Funds - International Equity	40.8%
Affiliated Exchange-Traded Funds - Fixed Income	3.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2065 Fund

SHARE CLASS	R2
NASDAQ	PDODX
CUSIP	74440V666
MF236E22065R2

PGIM Target Date 2065 Fund
Class R3:
PDOEX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R3 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R3	$12	0.23%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 1,991,418
Number of fund holdings	8
Portfolio turnover rate for the period	44%
MF236E22065R3

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.1%
Affiliated Mutual Funds - International Equity	40.8%
Affiliated Exchange-Traded Funds - Fixed Income	3.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2065 Fund

SHARE CLASS	R3
NASDAQ	PDOEX
CUSIP	74440V658
MF236E22065R3

PGIM Target Date 2065 Fund
Class R4:
PDOFX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R4 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R4	$7	0.13%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 1,991,418
Number of fund holdings	8
Portfolio turnover rate for the period	44%
MF236E22065R4

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.1%
Affiliated Mutual Funds - International Equity	40.8%
Affiliated Exchange-Traded Funds - Fixed Income	3.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2065 Fund

SHARE CLASS	R4
NASDAQ	PDOFX
CUSIP	74440V641
MF236E22065R4

PGIM Target Date 2065 Fund
Class R5:
PDOGX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R5 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R5	$2	0.03%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 1,991,418
Number of fund holdings	8
Portfolio turnover rate for the period	44%
MF236E22065R5

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.1%
Affiliated Mutual Funds - International Equity	40.8%
Affiliated Exchange-Traded Funds - Fixed Income	3.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2065 Fund

SHARE CLASS	R5
NASDAQ	PDOGX
CUSIP	74440V633
MF236E22065R5

PGIM Target Date 2065 Fund
Class R6:
PDOHX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R6	$0	0.00%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 1,991,418
Number of fund holdings	8
Portfolio turnover rate for the period	44%
MF236E22065R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.1%
Affiliated Mutual Funds - International Equity	40.8%
Affiliated Exchange-Traded Funds - Fixed Income	3.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2065 Fund

SHARE CLASS	R6
NASDAQ	PDOHX
CUSIP	74440V625
MF236E22065R6

PGIM Target Date 2070 Fund
Class R1:
PDALX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R1 shares of PGIM Target Date 2070 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2070 Fund—Class R1	$34	0.64%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 76,085
Number of fund holdings	8
Portfolio turnover rate for the period	12%
MF236E22070R1

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.1%
Affiliated Mutual Funds - International Equity	40.8%
Affiliated Exchange-Traded Funds - Fixed Income	3.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2070 Fund

SHARE CLASS	R1
NASDAQ	PDALX
CUSIP	74440V617
MF236E22070R1

PGIM Target Date 2070 Fund
Class R2:
PDAMX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R2 shares of PGIM Target Date 2070 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2070 Fund—Class R2	$20	0.38%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 76,085
Number of fund holdings	8
Portfolio turnover rate for the period	12%
MF236E22070R2

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.1%
Affiliated Mutual Funds - International Equity	40.8%
Affiliated Exchange-Traded Funds - Fixed Income	3.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2070 Fund

SHARE CLASS	R2
NASDAQ	PDAMX
CUSIP	74440V591
MF236E22070R2

PGIM Target Date 2070 Fund
Class R3:
PDANX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R3 shares of PGIM Target Date 2070 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2070 Fund—Class R3	$13	0.24%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 76,085
Number of fund holdings	8
Portfolio turnover rate for the period	12%
MF236E22070R3

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.1%
Affiliated Mutual Funds - International Equity	40.8%
Affiliated Exchange-Traded Funds - Fixed Income	3.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2070 Fund

SHARE CLASS	R3
NASDAQ	PDANX
CUSIP	74440V583
MF236E22070R3

PGIM Target Date 2070 Fund
Class R4:
PDAOX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R4 shares of PGIM Target Date 2070 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2070 Fund—Class R4	$7	0.13%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 76,085
Number of fund holdings	8
Portfolio turnover rate for the period	12%
MF236E22070R4

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.1%
Affiliated Mutual Funds - International Equity	40.8%
Affiliated Exchange-Traded Funds - Fixed Income	3.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2070 Fund

SHARE CLASS	R4
NASDAQ	PDAOX
CUSIP	74440V575
MF236E22070R4

PGIM Target Date 2070 Fund
Class R5:
PDAQX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R5 shares of PGIM Target Date 2070 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2070 Fund—Class R5	$2	0.03%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 76,085
Number of fund holdings	8
Portfolio turnover rate for the period	12%
MF236E22070R5

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.1%
Affiliated Mutual Funds - International Equity	40.8%
Affiliated Exchange-Traded Funds - Fixed Income	3.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2070 Fund

SHARE CLASS	R5
NASDAQ	PDAQX
CUSIP	74440V567
MF236E22070R5

PGIM Target Date 2070 Fund
Class R6:
PDAUX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Target Date 2070 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2070 Fund—Class R6	$0	0.00%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 76,085
Number of fund holdings	8
Portfolio turnover rate for the period	12%
MF236E22070R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.1%
Affiliated Mutual Funds - International Equity	40.8%
Affiliated Exchange-Traded Funds - Fixed Income	3.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/target-date-fund-documents
or by scanning the QR code below, including the Fund’s
prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Target Date 2070 Fund

SHARE CLASS	R6
NASDAQ	PDAUX
CUSIP	74440V559
MF236E22070R6

PGIM 60/40 Allocation Fund
Class R6:
PALDX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM 60/40 Allocation Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM 60/40 Allocation Fund—Class R6	$2	0.03%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 138,439,351
Number of fund holdings	3
Portfolio turnover rate for the period	48%
NS13603

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	59.9%
Affiliated Exchange-Traded Funds - Fixed Income	40.0%
Affiliated Mutual Fund - Short-Term Investment	0.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM 60/40 Allocation Fund

SHARE CLASS	R6
NASDAQ	PALDX
CUSIP	74440V724
NS13603

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL INVESTMENT PORTFOLIOS 5

PGIM Jennison Diversified Growth Fund

PGIM Jennison Rising Dividend Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION
JANUARY 31, 2026

Table of Contents	Financial Statements and Other Information	January 31, 2026

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1
PGIM Jennison Diversified Growth Fund	2
PGIM Jennison Rising Dividend Fund	15
Notes to Financial Statements	28

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

 ADR—American Depositary Receipt

 REITs—Real Estate Investment Trust

 SOFR—Secured Overnight Financing Rate

PGIM Jennison Diversified Growth Fund

Schedule of Investments (unaudited)

as of January 31, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 99.0%

COMMON STOCKS

Aerospace & Defense 2.4%
Boeing Co. (The)*	13,388	$3,129,043
General Electric Co.	16,482	5,056,513
HEICO Corp.	6,225	2,059,915

		10,245,471

Automobiles 3.2%
Tesla, Inc.*	31,367	13,500,670

Banks 0.2%
NU Holdings Ltd. (Brazil) (Class A Stock)*	38,618	685,470

Beverages 0.5%
Coca-Cola Co. (The)	26,791	2,004,235

Biotechnology 2.6%
AbbVie, Inc.	22,034	4,913,802
Amgen, Inc.	5,592	1,911,793
Gilead Sciences, Inc.	4,726	670,856
Natera, Inc.*	3,647	842,967
Vertex Pharmaceuticals, Inc.*	5,362	2,519,604

		10,859,022

Broadline Retail 6.3%
Amazon.com, Inc.*	105,648	25,281,566
Coupang, Inc. (South Korea)*	58,292	1,175,167
MercadoLibre, Inc. (Brazil)*	187	401,637

		26,858,370

Capital Markets 0.4%
Moody’s Corp.	2,191	1,129,592
TPG, Inc.	7,142	420,735

		1,550,327

Commercial Services & Supplies 0.6%
Waste Management, Inc.	12,282	2,729,552

Communications Equipment 0.4%
Arista Networks, Inc.*	12,041	1,706,691

Construction & Engineering 0.2%
MasTec, Inc.*	2,742	659,396

Consumer Finance 1.0%
American Express Co.	11,405	4,016,499

Consumer Staples Distribution & Retail 2.5%
Casey’s General Stores, Inc.	3,602	2,184,613
Costco Wholesale Corp.	1,584	1,489,356
Performance Food Group Co.*	9,053	864,109
Walmart, Inc.	51,651	6,153,700

		10,691,778

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Electric Utilities 1.2%
Constellation Energy Corp.	9,641	$2,706,036
NRG Energy, Inc.	16,696	2,548,310

		5,254,346

Electrical Equipment 0.2%
GE Vernova, Inc.	1,253	910,142

Electronic Equipment, Instruments & Components 0.9%
Amphenol Corp. (Class A Stock)	26,950	3,882,956

Entertainment 2.5%
Netflix, Inc.*	113,821	9,502,915
Spotify Technology SA*	1,851	926,148

		10,429,063

Financial Services 4.7%
Apollo Global Management, Inc.	3,191	429,317
Mastercard, Inc. (Class A Stock)	23,540	12,683,117
Toast, Inc. (Class A Stock)*	13,308	414,012
Visa, Inc. (Class A Stock)	19,265	6,200,055

		19,726,501

Ground Transportation 0.7%
Uber Technologies, Inc.*	38,633	3,092,572

Health Care Equipment & Supplies 0.6%
Dexcom, Inc.*	10,151	741,429
Edwards Lifesciences Corp.*	13,399	1,090,143
Intuitive Surgical, Inc.*	1,579	796,163

		2,627,735

Health Care Providers & Services 0.5%
Cencora, Inc.	5,764	2,070,544

Health Care Technology 0.1%
Veeva Systems, Inc. (Class A Stock)*	2,129	434,146

Hotels, Restaurants & Leisure 1.0%
Airbnb, Inc. (Class A Stock)*	30,170	3,903,093
Churchill Downs, Inc.	4,392	431,997

		4,335,090

Independent Power & Renewable Electricity Producers 0.1%
Vistra Corp.	2,560	405,376

Interactive Media & Services 13.2%
Alphabet, Inc. (Class A Stock)	99,592	33,662,096
Meta Platforms, Inc. (Class A Stock)	26,853	19,240,174
Pinterest, Inc. (Class A Stock)*	145,091	3,210,864

		56,113,134

IT Services 1.4%
MongoDB, Inc.*	1,356	503,524

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund 3

PGIM Jennison Diversified Growth Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

IT Services (cont’d.)
Shopify, Inc. (Canada) (Class A Stock)*	21,957	$2,881,417
Snowflake, Inc.*	12,262	2,362,887

		5,747,828

Machinery 0.7%
Caterpillar, Inc.	4,801	3,155,985

Metals & Mining 0.1%
Steel Dynamics, Inc.	2,432	436,714

Oil, Gas & Consumable Fuels 0.2%
Cheniere Energy, Inc.	4,316	912,920

Pharmaceuticals 4.8%
Eli Lilly & Co.	15,290	15,858,024
Merck & Co., Inc.	42,249	4,658,797

		20,516,821

Real Estate Management & Development 0.4%
CBRE Group, Inc. (Class A Stock)*	10,804	1,840,245

Semiconductors & Semiconductor Equipment 21.6%
Advanced Micro Devices, Inc.*	19,389	4,589,958
Applied Materials, Inc.	11,237	3,621,910
Broadcom, Inc.	71,200	23,588,560
Lam Research Corp.	17,700	4,132,242
Monolithic Power Systems, Inc.	2,617	2,941,901
NVIDIA Corp.	232,068	44,355,157
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	23,006	7,604,863
Texas Instruments, Inc.	2,206	475,503

		91,310,094

Software 14.3%
Appfolio, Inc. (Class A Stock)*	12,383	2,351,284
AppLovin Corp. (Class A Stock)*	9,005	4,260,356
Cadence Design Systems, Inc.*	17,570	5,207,045
Crowdstrike Holdings, Inc. (Class A Stock)*	9,189	4,056,071
Datadog, Inc. (Class A Stock)*	13,248	1,713,231
Microsoft Corp.	55,457	23,862,593
Oracle Corp.	24,047	3,957,655
Palantir Technologies, Inc. (Class A Stock)*	24,881	3,647,306
Palo Alto Networks, Inc.*	16,236	2,873,285
Procore Technologies, Inc.*	23,509	1,328,023
Salesforce, Inc.	15,424	3,274,361
Samsara, Inc. (Class A Stock)*	27,168	762,062
ServiceNow, Inc.*	26,598	3,112,232

		60,405,504

Specialty Retail 2.6%
Carvana Co.*	1,833	735,235
Chewy, Inc. (Class A Stock)*	35,525	1,034,133
Home Depot, Inc. (The)	10,697	4,006,989
Industria de Diseno Textil SA (Spain)	24,426	1,589,403
O’Reilly Automotive, Inc.*	4,183	411,649

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
Ross Stores, Inc.	11,720	$2,210,978
TJX Cos., Inc. (The)	5,948	891,070

		10,879,457

Technology Hardware, Storage & Peripherals 5.9%
Apple, Inc.	96,588	25,062,654

Textiles, Apparel & Luxury Goods 1.0%
On Holding AG (Switzerland) (Class A Stock)*	22,723	1,028,216
Ralph Lauren Corp.	9,049	3,198,007

		4,226,223

TOTAL LONG-TERM INVESTMENTS (cost $205,053,851)		419,283,531

SHORT-TERM INVESTMENT 0.9%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 3.805%) (cost $3,932,751)(wb)	3,932,751	3,932,751

TOTAL INVESTMENTS 99.9% (cost $208,986,602)		423,216,282
Other assets in excess of liabilities 0.1%		451,130

NET ASSETS 100.0%		$ 423,667,412

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$10,245,471	$—	$—
Automobiles	13,500,670	—	—
Banks	685,470	—	—
Beverages	2,004,235	—	—
Biotechnology	10,859,022	—	—
Broadline Retail	26,858,370	—	—
Capital Markets	1,550,327	—	—
Commercial Services & Supplies	2,729,552	—	—
Communications Equipment	1,706,691	—	—
Construction & Engineering	659,396	—	—
Consumer Finance	4,016,499	—	—
Consumer Staples Distribution & Retail	10,691,778	—	—

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund 5

PGIM Jennison Diversified Growth Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Electric Utilities	$5,254,346	$—	$—
Electrical Equipment	910,142	—	—
Electronic Equipment, Instruments & Components	3,882,956	—	—
Entertainment	10,429,063	—	—
Financial Services	19,726,501	—	—
Ground Transportation	3,092,572	—	—
Health Care Equipment & Supplies	2,627,735	—	—
Health Care Providers & Services	2,070,544	—	—
Health Care Technology	434,146	—	—
Hotels, Restaurants & Leisure	4,335,090	—	—
Independent Power & Renewable Electricity Producers	405,376	—	—
Interactive Media & Services	56,113,134	—	—
IT Services	5,747,828	—	—
Machinery	3,155,985	—	—
Metals & Mining	436,714	—	—
Oil, Gas & Consumable Fuels	912,920	—	—
Pharmaceuticals	20,516,821	—	—
Real Estate Management & Development	1,840,245	—	—
Semiconductors & Semiconductor Equipment	91,310,094	—	—
Software	60,405,504	—	—
Specialty Retail	9,290,054	1,589,403	—
Technology Hardware, Storage & Peripherals	25,062,654	—	—
Textiles, Apparel & Luxury Goods	4,226,223	—	—
Short-Term Investment
Affiliated Mutual Fund	3,932,751	—	—

Total	$421,626,879	$1,589,403	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2026 were as follows:

Semiconductors & Semiconductor Equipment	21.6%
Software	14.3
Interactive Media & Services	13.2
Broadline Retail	6.3
Technology Hardware, Storage & Peripherals	5.9
Pharmaceuticals	4.8
Financial Services	4.7
Automobiles	3.2
Specialty Retail	2.6
Biotechnology	2.6
Consumer Staples Distribution & Retail	2.5
Entertainment	2.5
Aerospace & Defense	2.4
IT Services	1.4
Electric Utilities	1.2
Hotels, Restaurants & Leisure	1.0
Textiles, Apparel & Luxury Goods	1.0
Consumer Finance	1.0
Affiliated Mutual Fund	0.9
Electronic Equipment, Instruments & Components	0.9
Machinery	0.7

Ground Transportation	0.7%
Commercial Services & Supplies	0.6
Health Care Equipment & Supplies	0.6
Health Care Providers & Services	0.5
Beverages	0.5
Real Estate Management & Development	0.4
Communications Equipment	0.4
Capital Markets	0.4
Oil, Gas & Consumable Fuels	0.2
Electrical Equipment	0.2
Banks	0.2
Construction & Engineering	0.2
Metals & Mining	0.1
Health Care Technology	0.1
Independent Power & Renewable Electricity Producers	0.1

99.9
Other assets in excess of liabilities	0.1

100.0%

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2026

Assets
Investments at value:
Unaffiliated investments (cost $205,053,851)	$419,283,531
Affiliated investments (cost $3,932,751)	3,932,751
Foreign currency, at value (cost $8)	8
Receivable for investments sold	897,732
Dividends receivable	99,446
Receivable for Fund shares sold	74,739
Tax reclaim receivable	30,166
Prepaid expenses	2,466

Total Assets	424,320,839

Liabilities
Payable for Fund shares purchased	250,097
Management fee payable	142,394
Distribution fee payable	81,613
Transfer agent’s fees and expenses payable	63,836
Accrued expenses and other liabilities	32,128
Affiliated transfer agent fee payable	24,036
Payable for investments purchased	23,582
Custodian and accounting fees payable	19,734
Audit fee payable	13,846
Dividends and Distributions payable	1,722
Trustees’ fees payable	439

Total Liabilities	653,427

Net Assets	$423,667,412

Net assets were comprised of:
Shares of beneficial interest, at par	$20,422
Paid-in capital in excess of par	205,492,360
Total distributable earnings (loss)	218,154,630

Net assets, January 31, 2026	$423,667,412

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund 7

PGIM Jennison Diversified Growth Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2026

Class A
Net asset value and redemption price per share, ($354,572,104 ÷ 16,975,013 shares of beneficial interest issued and outstanding)	$20.89
Maximum sales charge (5.50% of offering price)	1.22

Maximum offering price to public	$22.11

Class C
Net asset value, offering price and redemption price per share, ($6,080,943 ÷ 485,673 shares of beneficial interest issued and outstanding)	$12.52

Class Z
Net asset value, offering price and redemption price per share, ($59,896,565 ÷ 2,814,922 shares of beneficial interest issued and outstanding)	$21.28

Class R6
Net asset value, offering price and redemption price per share, ($3,117,800 ÷ 146,057 shares of beneficial interest issued and outstanding)	$21.35

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2026

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $10,965 foreign withholding tax)	$1,156,503
Affiliated dividend income	60,740
Affiliated income from securities lending, net	1,298

Total income	1,218,541

Expenses
Management fee	951,943
Distribution fee(a)	576,852
Transfer agent’s fees and expenses (including affiliated expense of $54,653)(a)	221,035
Custodian and accounting fees	30,118
Registration fees(a)	23,196
Professional fees	19,321
Shareholders’ reports	18,448
Audit fee	13,847
Trustees’ fees	7,285
Miscellaneous	12,307

Total expenses	1,874,352
Less: Fee waiver and/or expense reimbursement(a)	(106,290)
Distribution fee waiver(a)	(91,137)

Net expenses	1,676,925

Net investment income (loss)	(458,384)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $621)	9,657,107
Foreign currency transactions	199

9,657,306

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(206))	16,633,045
Foreign currencies	(1,172)

16,631,873

Net gain (loss) on investment and foreign currency transactions	26,289,179

Net Increase (Decrease) In Net Assets Resulting From Operations	$25,830,795

(a) Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	546,821	30,031	—	—
Transfer agent’s fees and expenses	183,692	6,133	30,766	444
Registration fees	7,382	4,458	7,329	4,027
Fee waiver and/or expense reimbursement	(85,782)	(1,414)	(13,921)	(5,173)
Distribution fee waiver	(91,137)	—	—	—

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund 9

PGIM Jennison Diversified Growth Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2026	Year Ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(458,384)	$(886,810)
Net realized gain (loss) on investment and foreign currency transactions	9,657,306	20,641,824
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	16,631,873	48,986,883

Net increase (decrease) in net assets resulting from operations	25,830,795	68,741,897

Dividends and Distributions
Distributions from distributable earnings
Class A	(16,282,172)	(38,290,414)
Class C	(436,263)	(1,024,198)
Class Z	(2,645,942)	(1,208,628)
Class R6	(137,228)	(294,436)

	(19,501,605)	(40,817,676)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	10,566,608	51,700,000
Net asset value of shares issued in reinvestment of dividends and distributions	19,265,530	40,364,544
Cost of shares purchased	(25,145,800)	(46,056,849)

Net increase (decrease) in net assets from Fund share transactions	4,686,338	46,007,695

Total increase (decrease)	11,015,528	73,931,916

Net Assets:
Beginning of period	412,651,884	338,719,968

End of period	$423,667,412	$412,651,884

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended
	January 31,		Year Ended July 31,
	2026		2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.58		$19.31	$15.19	$12.87	$19.58	$16.92
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.05)	(0.08)	(0.05)	(0.09)	(0.08)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.33		3.71	4.20	2.37	(2.57)	5.58
Total from investment operations	1.30		3.66	4.12	2.32	(2.66)	5.50
Less Dividends and Distributions:
Distributions from net realized gains	(0.99)		(2.39)	-	-	(4.05)	(2.84)
Total dividends and distributions	(0.99)		(2.39)	-	-	(4.05)	(2.84)
Net asset value, end of period	$20.89		$20.58	$19.31	$15.19	$12.87	$19.58
Total Return(b):	6.28%		20.08%	27.12%	18.03%	(18.23)%	35.95%

Ratios/Supplemental Data:
Net assets, end of period (000)	$354,572		$350,528	$318,526	$269,722	$248,177	$337,246
Average net assets (000)	$361,575		$327,078	$291,082	$232,502	$298,732	$303,103
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.79	%(d)	0.89%	1.14%	1.21%	1.15%	1.16%
Expenses before waivers and/or expense reimbursement	0.89	%(d)	0.95%	1.19%	1.26%	1.20%	1.21%
Net investment income (loss)	(0.23	)%(d)	(0.25)%	(0.45)%	(0.38)%	(0.56)%	(0.48)%
Portfolio turnover rate(e)	44%		122%	147%	156%	148%	153%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund 11

PGIM Jennison Diversified Growth Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended
	January 31,		Year Ended July 31,
	2026		2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.77		$12.92	$10.27	$8.80	$14.73	$13.46
Income (loss) from investment operations:
Net investment income (loss)	(0.08)		(0.16)	(0.18)	(0.13)	(0.18)	(0.18)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.82		2.40	2.83	1.60	(1.70)	4.29
Total from investment operations	0.74		2.24	2.65	1.47	(1.88)	4.11
Less Dividends and Distributions:
Distributions from net realized gains	(0.99)		(2.39)	-	-	(4.05)	(2.84)
Total dividends and distributions	(0.99)		(2.39)	-	-	(4.05)	(2.84)
Net asset value, end of period	$12.52		$12.77	$12.92	$10.27	$8.80	$14.73
Total Return(b):	5.72%		18.89%	25.80%	16.70%	(19.09)%	34.72%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,081		$5,673	$6,250	$5,009	$4,492	$8,266
Average net assets (000)	$5,957		$5,729	$5,566	$4,246	$6,338	$9,112
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.79	%(d)	1.89%	2.22%	2.37%	2.16%	2.03%
Expenses before waivers and/or expense reimbursement	1.84	%(d)	1.90%	2.22%	2.37%	2.16%	2.03%
Net investment income (loss)	(1.23	)%(d)	(1.25)%	(1.53)%	(1.54)%	(1.57)%	(1.34)%
Portfolio turnover rate(e)	44%		122%	147%	156%	148%	153%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended
	January 31,		Year Ended July 31,
	2026		2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.93		$19.57	$15.37	$12.99	$19.71	$16.98
Income (loss) from investment operations:
Net investment income (loss)	(-	)(b)	(0.01)	(0.06)	(0.02)	(0.06)	(0.05)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.34		3.76	4.26	2.40	(2.61)	5.62
Total from investment operations	1.34		3.75	4.20	2.38	(2.67)	5.57
Less Dividends and Distributions:
Distributions from net realized gains	(0.99)		(2.39)	-	-	(4.05)	(2.84)
Total dividends and distributions	(0.99)		(2.39)	-	-	(4.05)	(2.84)
Net asset value, end of period	$21.28		$20.93	$19.57	$15.37	$12.99	$19.71
Total Return(c):	6.36%		20.29%	27.33%	18.32%	(18.16)%	36.27%

Ratios/Supplemental Data:
Net assets, end of period (000)	$59,897		$53,668	$11,515	$6,901	$6,305	$9,295
Average net assets (000)	$58,665		$18,098	$9,677	$4,952	$8,098	$7,439
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.57	%(e)	0.69%	1.00%	1.00%	0.96%	0.95%
Expenses before waivers and/or expense reimbursement	0.62	%(e)	0.70%	1.04%	1.08%	0.96%	0.95%
Net investment income (loss)	(-	)%(b)(e)	(0.07)%	(0.32)%	(0.17)%	(0.36)%	(0.28)%
Portfolio turnover rate(f)	44%		122%	147%	156%	148%	153%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund 13

PGIM Jennison Diversified Growth Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended
	January 31,		Year Ended July 31,
	2026		2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.98		$19.57	$15.37	$12.99	$19.70	$16.98
Income (loss) from investment operations:
Net investment income (loss)	0.01	(b)	0.02 (b)	(0.06)	(0.02)	(0.05)	(0.08)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.35		3.78	4.26	2.40	(2.61)	5.64
Total from investment operations	1.36		3.80	4.20	2.38	(2.66)	5.56
Less Dividends and Distributions:
Distributions from net realized gains	(0.99)		(2.39)	-	-	(4.05)	(2.84)
Total dividends and distributions	(0.99)		(2.39)	-	-	(4.05)	(2.84)
Net asset value, end of period	$21.35		$20.98	$19.57	$15.37	$12.99	$19.70
Total Return(c):	6.44%		20.56%	27.33%	18.32%	(18.12)%	36.19%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,118		$2,783	$2,429	$1,008	$876	$368
Average net assets (000)	$2,976		$2,523	$1,606	$722	$664	$75
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.44	%(e)	0.52%	1.00%	1.00%	0.96%	0.95%
Expenses before waivers and/or expense reimbursement	0.78	%(e)	0.88%	1.35%	1.68%	1.81%	11.34%
Net investment income (loss)	0.13	%(e)	0.12%	(0.33)%	(0.19)%	(0.34)%	(0.40)%
Portfolio turnover rate(f)	44%		122%	147%	156%	148%	153%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund

Schedule of Investments (unaudited)

as of January 31, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 99.6%

COMMON STOCKS

Aerospace & Defense 4.9%
General Electric Co.	7,034	$2,157,961
Northrop Grumman Corp.	2,352	1,628,195

		3,786,156

Air Freight & Logistics 1.1%
C.H. Robinson Worldwide, Inc.	4,307	839,650

Banks 8.4%
Bank of America Corp.	21,819	1,160,771
Citigroup, Inc.	11,388	1,317,705
JPMorgan Chase & Co.	8,276	2,531,546
PNC Financial Services Group, Inc. (The)	6,630	1,480,479

		6,490,501

Biotechnology 4.1%
AbbVie, Inc.	11,092	2,473,627
Amgen, Inc.	2,104	719,315

		3,192,942

Building Products 2.4%
Johnson Controls International PLC	15,778	1,881,684

Capital Markets 4.0%
Goldman Sachs Group, Inc. (The)	2,426	2,269,305
Moody’s Corp.	1,559	803,758

		3,073,063

Chemicals 0.7%
Air Products & Chemicals, Inc.	1,993	543,093

Communications Equipment 3.4%
Cisco Systems, Inc.	33,026	2,586,596

Consumer Staples Distribution & Retail 3.1%
Walmart, Inc.	19,841	2,363,857

Diversified Telecommunication Services 3.6%
AT&T, Inc.	74,355	1,948,844
Verizon Communications, Inc.	19,361	861,952

		2,810,796

Electric Utilities 3.6%
Constellation Energy Corp.	2,627	737,346
Entergy Corp.	11,728	1,124,598
NextEra Energy, Inc.	10,403	914,424

		2,776,368

Electrical Equipment 2.2%
GE Vernova, Inc.	2,382	1,730,213

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund 15

PGIM Jennison Rising Dividend Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Financial Services 2.7%
Apollo Global Management, Inc.	5,184	$697,455
Mastercard, Inc. (Class A Stock)	2,622	1,412,708

		2,110,163

Food Products 0.5%
Hershey Co. (The)	2,047	398,653

Ground Transportation 0.5%
Union Pacific Corp.	1,519	357,117

Hotels, Restaurants & Leisure 2.0%
McDonald’s Corp.	1,243	391,545
Starbucks Corp.	12,685	1,166,386

		1,557,931

Independent Power & Renewable Electricity Producers 0.6%
Vistra Corp.	3,059	484,393

Industrial Conglomerates 2.4%
3M Co.	12,262	1,878,048

Insurance 1.7%
Chubb Ltd.	2,178	674,222
Marsh & McLennan Cos., Inc.	3,438	646,997

		1,321,219

Interactive Media & Services 1.9%
Alphabet, Inc. (Class A Stock)	4,238	1,432,444

IT Services 3.8%
International Business Machines Corp.	9,541	2,926,225

Leisure Products 2.0%
Hasbro, Inc.	16,950	1,513,804

Machinery 4.3%
Caterpillar, Inc.	2,884	1,895,826
Parker-Hannifin Corp.	1,515	1,417,798

		3,313,624

Metals & Mining 1.4%
Anglo American PLC (South Africa), ADR(a)	47,804	1,111,443

Multi-Utilities 4.2%
CenterPoint Energy, Inc.	26,812	1,064,168
NiSource, Inc.	38,729	1,715,308
Sempra	5,223	454,453

		3,233,929

Oil, Gas & Consumable Fuels 7.7%
Cheniere Energy, Inc.	6,551	1,385,667
Chevron Corp.	3,808	673,635
EQT Corp.	17,371	1,002,828
Shell PLC, ADR	10,330	795,720

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
TotalEnergies SE (France)(a)	12,593	$911,733
Williams Cos., Inc. (The)	18,018	1,211,891

		5,981,474

Personal Care Products 2.6%
Estee Lauder Cos., Inc. (The) (Class A Stock)	9,840	1,134,355
Unilever PLC (United Kingdom), ADR	13,248	905,633

		2,039,988

Pharmaceuticals 4.1%
AstraZeneca PLC (United Kingdom), ADR	18,271	1,695,001
Eli Lilly & Co.	1,382	1,433,341

		3,128,342

Residential REITs 1.1%
Mid-America Apartment Communities, Inc.	6,490	871,607

Semiconductors & Semiconductor Equipment 8.0%
Analog Devices, Inc.	1,590	494,299
Broadcom, Inc.	6,126	2,029,544
NVIDIA Corp.	7,929	1,515,470
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	5,223	1,726,515
Texas Instruments, Inc.	1,951	420,538

		6,186,366

Software 1.0%
Microsoft Corp.	1,699	731,063

Specialty Retail 3.1%
Home Depot, Inc. (The)	963	360,730
Ross Stores, Inc.	4,820	909,293
TJX Cos., Inc. (The)	7,374	1,104,699

		2,374,722

Technology Hardware, Storage & Peripherals 2.5%
Apple, Inc.	7,542	1,956,998

TOTAL LONG-TERM INVESTMENTS (cost $49,317,751)		76,984,472

SHORT-TERM INVESTMENTS 2.7%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 3.805%)(wb)	344,623	344,623
PGIM Institutional Money Market Fund (7-day effective yield 3.853%) (cost $1,755,502; includes $1,754,775 of cash collateral for securities on loan)(b)(wb)	1,756,555	1,755,502

TOTAL SHORT-TERM INVESTMENTS (cost $2,100,125)		2,100,125

TOTAL INVESTMENTS 102.3% (cost $51,417,876)		79,084,597
Liabilities in excess of other assets (2.3)%		(1,765,079)

NET ASSETS 100.0%		$ 77,319,518

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund 17

PGIM Jennison Rising Dividend Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,684,642; cash collateral of $1,754,775 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 3,786,156	$—	$—
Air Freight & Logistics	839,650	—	—
Banks	6,490,501	—	—
Biotechnology	3,192,942	—	—
Building Products	1,881,684	—	—
Capital Markets	3,073,063	—	—
Chemicals	543,093	—	—
Communications Equipment	2,586,596	—	—
Consumer Staples Distribution & Retail	2,363,857	—	—
Diversified Telecommunication Services	2,810,796	—	—
Electric Utilities	2,776,368	—	—
Electrical Equipment	1,730,213	—	—
Financial Services	2,110,163	—	—
Food Products	398,653	—	—
Ground Transportation	357,117	—	—
Hotels, Restaurants & Leisure	1,557,931	—	—
Independent Power & Renewable Electricity Producers	484,393	—	—
Industrial Conglomerates	1,878,048	—	—
Insurance	1,321,219	—	—
Interactive Media & Services	1,432,444	—	—
IT Services	2,926,225	—	—
Leisure Products	1,513,804	—	—
Machinery	3,313,624	—	—
Metals & Mining	1,111,443	—	—
Multi-Utilities	3,233,929	—	—
Oil, Gas & Consumable Fuels	5,981,474	—	—
Personal Care Products	2,039,988	—	—
Pharmaceuticals	3,128,342	—	—
Residential REITs	871,607	—	—
Semiconductors & Semiconductor Equipment	6,186,366	—	—
Software	731,063	—	—
Specialty Retail	2,374,722	—	—
Technology Hardware, Storage & Peripherals	1,956,998	—	—
Short-Term Investments
Affiliated Mutual Funds	2,100,125	—	—

Total	$79,084,597	$—	$—

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2026 were as follows:

Banks	8.4%
Semiconductors & Semiconductor Equipment	8.0
Oil, Gas & Consumable Fuels	7.7
Aerospace & Defense	4.9
Machinery	4.3
Multi-Utilities	4.2
Biotechnology	4.1
Pharmaceuticals	4.1
Capital Markets	4.0
IT Services	3.8
Diversified Telecommunication Services	3.6
Electric Utilities	3.6
Communications Equipment	3.4
Specialty Retail	3.1
Consumer Staples Distribution & Retail	3.1
Financial Services	2.7
Affiliated Mutual Funds (2.3% represents investments purchased with collateral from securities on loan)	2.7
Personal Care Products	2.6
Technology Hardware, Storage & Peripherals	2.5

Building Products	2.4%
Industrial Conglomerates	2.4
Electrical Equipment	2.2
Hotels, Restaurants & Leisure	2.0
Leisure Products	2.0
Interactive Media & Services	1.9
Insurance	1.7
Metals & Mining	1.4
Residential REITs	1.1
Air Freight & Logistics	1.1
Software	1.0
Chemicals	0.7
Independent Power & Renewable Electricity Producers	0.6
Food Products	0.5
Ground Transportation	0.5

102.3
Liabilities in excess of other assets	(2.3)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$1,684,642	$(1,684,642)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund 19

PGIM Jennison Rising Dividend Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2026

Assets

Investments at value, including securities on loan of $1,684,642:
Unaffiliated investments (cost $49,317,751)	$76,984,472
Affiliated investments (cost $2,100,125)	2,100,125
Dividends receivable	90,295
Tax reclaim receivable	35,800
Receivable for Fund shares sold	2,611
Prepaid expenses and other assets	13,328

Total Assets	79,226,631

Liabilities
Payable to broker for collateral for securities on loan	1,754,775
Accrued expenses and other liabilities	67,748
Management fee payable	39,715
Distribution fee payable	27,314
Payable for Fund shares purchased	14,486
Affiliated transfer agent fee payable	2,270
Trustees’ fees payable	805

Total Liabilities	1,907,113

Net Assets	$77,319,518

Net assets were comprised of:
Shares of beneficial interest, at par	$4,043
Paid-in capital in excess of par	49,317,888
Total distributable earnings (loss)	27,997,587

Net assets, January 31, 2026	$77,319,518

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2026

Class A

Net asset value, offering price and redemption price per share, ($46,764,316 ÷ 2,436,456 shares of beneficial interest issued and outstanding)	$19.19
Maximum sales charge (5.50% of offering price)	1.12

Maximum offering price to public	$20.31

Class C

Net asset value, offering price and redemption price per share, ($20,777,692 ÷ 1,097,169 shares of beneficial interest issued and outstanding)	$18.94

Class Z

Net asset value, offering price and redemption price per share, ($8,998,510 ÷ 468,533 shares of beneficial interest issued and outstanding)	$19.21

Class R6

Net asset value, offering price and redemption price per share, ($779,000 ÷ 40,583 shares of beneficial interest issued and outstanding)	$19.20

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund 21

PGIM Jennison Rising Dividend Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2026

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $5,536 foreign withholding tax)	$698,548
Affiliated dividend income	21,245
Income from securities lending, net (including affiliated income of $1,482)	1,513

Total income	721,306

Expenses
Management fee	292,744
Distribution fee(a)	171,941
Transfer agent’s fees and expenses (including affiliated expense of $6,182)(a)	41,691
Registration fees(a)	22,342
Custodian and accounting fees	20,175
Professional fees	16,844
Audit fee	13,850
Shareholders’ reports	11,447
Trustees’ fees	5,287
Miscellaneous	12,533

Total expenses	608,854
Less: Fee waiver and/or expense reimbursement(a)	(62,937)
Distribution fee waiver(a)	(11,311)

Net expenses	534,606

Net investment income (loss)	186,700

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $766)	1,202,713
Foreign currency transactions	(99)

1,202,614

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(6))	6,264,933
Foreign currencies	144

6,265,077

Net gain (loss) on investment and foreign currency transactions	7,467,691

Net Increase (Decrease) In Net Assets Resulting From Operations	$7,654,391

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	67,868	104,073	—	—
Transfer agent’s fees and expenses	20,941	12,718	7,355	677
Registration fees	8,078	4,870	4,597	4,797
Fee waiver and/or expense reimbursement	(28,359)	(17,293)	(11,822)	(5,463)
Distribution fee waiver	(11,311)	—	—	—

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2026	Year Ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$186,700	$433,620
Net realized gain (loss) on investment and foreign currency transactions	1,202,614	5,755,755
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	6,265,077	2,151,588

Net increase (decrease) in net assets resulting from operations	7,654,391	8,340,963

Dividends and Distributions
Distributions from distributable earnings
Class A	(2,522,572)	(5,779,649)
Class C	(1,100,844)	(2,705,475)
Class Z	(490,253)	(1,316,709)
Class R6	(46,001)	(188,588)

	(4,159,670)	(9,990,421)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	6,241,686	18,015,477
Net asset value of shares issued in reinvestment of dividends and distributions	4,149,651	9,970,486
Cost of shares purchased	(7,844,093)	(15,854,427)

Net increase (decrease) in net assets from Fund share transactions	2,547,244	12,131,536

Total increase (decrease)	6,041,965	10,482,078

Net Assets:
Beginning of period	71,277,553	60,795,475

End of period	$77,319,518	$71,277,553

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund 23

PGIM Jennison Rising Dividend Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended
	January 31,		Year Ended July 31,
	2026		2025	2024		2023		2022		2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$18.33		$19.01	$16.04		$16.12		$18.00		$13.86
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.15	0.14		0.16		0.12		0.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.88		2.09	3.02		(0.08)		(0.53	)(b)	4.72
Total from investment operations	1.94		2.24	3.16		0.08		(0.41)		4.79
Less Dividends and Distributions:
Dividends from net investment income	(0.06)		(0.14)	(0.19)		(0.16)		(0.11)		(0.07)
Distributions from net realized gains	(1.02)		(2.78)	-		-		(1.36)		(0.58)
Total dividends and distributions	(1.08)		(2.92)	(0.19)		(0.16)		(1.47)		(0.65)
Net asset value, end of period	$19.19		$18.33	$19.01		$16.04		$16.12		$18.00
Total Return(c):	10.82%		13.45%	19.84%		0.55%		(2.69)%		35.44%

Ratios/Supplemental Data:
Net assets, end of period (000)	$46,764		$43,538	$35,601		$28,354		$22,003		$13,908
Average net assets (000)	$44,876		$39,624	$30,602		$25,464		$17,151		$10,058
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.24	%(e)	1.24%	1.28	%(f)	1.25	%(f)	1.24%		1.24%
Expenses before waivers and/or expense reimbursement	1.42	%(e)	1.45%	1.54%		1.38%		1.63%		1.87%
Net investment income (loss)	0.67	%(e)	0.82%	0.80%		1.01%		0.71%		0.46%
Portfolio turnover rate(g)	14%		44%	50%		106%		99%		86%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.04% and 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended
	January 31,		Year Ended July 31,
	2026		2025	2024		2023		2022		2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$18.11		$18.83	$15.89		$15.97		$17.88		$13.81
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(b)	0.01	-	(c)	0.04	(b)	(0.01	)(b)	(0.04	)(b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.86		2.07	3.01		(0.07	)(d)	(0.53	)(d)	4.69
Total from investment operations	1.85		2.08	3.01		(0.03)		(0.54)		4.65
Less Dividends and Distributions:
Dividends from net investment income	(-	)(c)	(0.02)	(0.07)		(0.05)		(0.01)		(-	)(c)
Distributions from net realized gains	(1.02)		(2.78)	-		-		(1.36)		(0.58)
Total dividends and distributions	(1.02)		(2.80)	(0.07)		(0.05)		(1.37)		(0.58)
Net asset value, end of period	$18.94		$18.11	$18.83		$15.89		$15.97		$17.88
Total Return(e):	10.42%		12.60%	18.91%		(0.14)%		(3.46)%		34.45%

Ratios/Supplemental Data:
Net assets, end of period (000)	$20,778		$20,401	$14,311		$5,374		$4,001		$2,252
Average net assets (000)	$20,645		$18,378	$8,543		$4,788		$2,803		$1,735
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	1.99	%(g)	1.99%	2.02	%(h)	2.00	%(h)	1.99%		1.99%
Expenses before waivers and/or expense reimbursement	2.16	%(g)	2.18%	2.31%		2.24%		2.66%		2.97%
Net investment income (loss)	(0.08	)%(g)	0.07%	0.02%		0.26%		(0.05)%		(0.27)%
Portfolio turnover rate(i)	14%		44%	50%		106%		99%		86%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(e)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.03% and 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.

(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund 25

PGIM Jennison Rising Dividend Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended
	January 31,		Year Ended July 31,
	2026		2025	2024		2023		2022		2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$18.35		$19.03	$16.04		$16.13		$18.01		$13.87
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.19	0.19		0.29		0.18		0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.88		2.10	3.03		(0.19)		(0.55	)(b)	4.71
Total from investment operations	1.97		2.29	3.22		0.10		(0.37)		4.83
Less Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.19)	(0.23)		(0.19)		(0.15)		(0.11)
Distributions from net realized gains	(1.02)		(2.78)	-		-		(1.36)		(0.58)
Total dividends and distributions	(1.11)		(2.97)	(0.23)		(0.19)		(1.51)		(0.69)
Net asset value, end of period	$19.21		$18.35	$19.03		$16.04		$16.13		$18.01
Total Return(c):	10.96%		13.74%	20.18%		0.75%		(2.46)%		35.74%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,999		$6,436	$9,480		$13,513		$156,090		$15,364
Average net assets (000)	$8,585		$8,091	$9,853		$31,371		$44,393		$13,377
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.99	%(e)	0.99%	1.05	%(f)	1.00	%(f)	0.99%		0.99%
Expenses before waivers and/or expense reimbursement	1.26	%(e)	1.30%	1.34%		1.08%		1.19%		1.58%
Net investment income (loss)	0.93	%(e)	1.06%	1.10%		1.84%		1.08%		0.77%
Portfolio turnover rate(g)	14%		44%	50%		106%		99%		86%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.06% and 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended
	January 31,		Year Ended July 31,
	2026		2025	2024		2023	2022		2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$18.34		$19.02	$16.04		$16.12	$18.01		$13.87
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.19	0.19		0.20	0.17		0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.88		2.10	3.02		(0.07)	(0.55	)(b)	4.71
Total from investment operations	1.97		2.29	3.21		0.13	(0.38)		4.83
Less Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.19)	(0.23)		(0.21)	(0.15)		(0.11)
Distributions from net realized gains	(1.02)		(2.78)	-		-	(1.36)		(0.58)
Total dividends and distributions	(1.11)		(2.97)	(0.23)		(0.21)	(1.51)		(0.69)
Net asset value, end of period	$19.20		$18.34	$19.02		$16.04	$16.12		$18.01
Total Return(c):	10.91%		13.75%	20.13%		0.95%	(2.49)%		35.74%

Ratios/Supplemental Data:
Net assets, end of period (000)	$779		$902	$1,403		$138,646	$17		$17
Average net assets (000)	$825		$1,129	$51,270		$135,960	$17		$15
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.99	%(e)	0.99%	1.06	%(f)	0.89%	0.99%		0.99%
Expenses before waivers and/or expense reimbursement	2.30	%(e)	1.72%	1.10%		0.89%	37.99%		48.96%
Net investment income (loss)	0.93	%(e)	1.06%	1.15%		1.26%	0.97%		0.73%
Portfolio turnover rate(g)	14%		44%	50%		106%	99%		86%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.07% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund 27

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate to the following series of the RIC: PGIM Jennison Diversified Growth Fund and PGIM Jennison Rising Dividend Fund (each, a “Fund” and collectively, the “Funds”). The Funds are classified as diversified funds for purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective

PGIM Jennison Diversified Growth Fund (“Jennison Diversified Growth”)	Long-term capital appreciation.
PGIM Jennison Rising Dividend Fund (“Jennison Rising Dividend”)	Capital appreciation and income.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Funds, as listed in each Fund’s Statement of Additional Information, act as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Notes to Financial Statements (unaudited) (continued)

Securities Lending: Certain Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Funds securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Funds invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
PGIM Jennison Diversified Growth Fund
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

PGIM Jennison Rising Dividend Fund
Net Investment Income	Quarterly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into subadvisory agreements with Jennison Associates LLC with respect to each Fund (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended January 31, 2026, the contractual and effective management fee rates were as follows:

Fund	Contractual Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements
Jennison Diversified Growth	0.44% up to $1 billion of average daily net assets;	0.44%
	0.42% from $1 billion to $3 billion of average daily net
	assets;
	0.40% from $3 billion to $5 billion of average daily net
	assets;
	0.39% from $5 billion to $10 billion of average daily net
	assets;
	and 0.38% over $10 billion of average daily net assets
Jennison Rising Dividend	0.775% of average daily net assets up to $1 billion;	0.78
	0.755% of average daily net assets from $1 billion to
	$3 billion;
	0.735% of average daily net assets from $3 billion to
	$5 billion;
	0.715% of average daily net assets from $5 billion to
	$10 billion;
	0.705% of average daily net assets over $10 billion

The Manager has contractually agreed, through November 30, 2026, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Fund	Class Expense Limitation
Jennison Diversified Growth - Class A	—%
Jennison Diversified Growth - *Class C	—
Jennison Diversified Growth - Class Z	1.00
Jennison Diversified Growth - Class R6	0.44
Jennison Rising Dividend - Class A	1.24
Jennison Rising Dividend - *Class C	1.99
Jennison Rising Dividend - Class Z	0.99
Jennison Rising Dividend - Class R6	0.99

The RIC, on behalf of the Funds, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of each Fund. Each Fund compensates PIMS for distributing and servicing each Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Notes to Financial Statements (unaudited) (continued)

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through November 30, 2025 to reduce such fees of certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

Each Fund’s annual gross and net distribution rates, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee
Jennison Diversified Growth - Class A	0.30%	0.25%
Jennison Diversified Growth - Class C	1.00	1.00
Jennison Diversified Growth - Class Z	N/A	N/A
Jennison Diversified Growth - Class R6	N/A	N/A
Jennison Rising Dividend - Class A	0.30	0.25
Jennison Rising Dividend - Class C	1.00	1.00
Jennison Rising Dividend - Class Z	N/A	N/A
Jennison Rising Dividend - Class R6	N/A	N/A

The RIC, on behalf of the Funds, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Fund on whose behalf the trades were made. Commission recapture is paid solely to the Fund generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended January 31, 2026, brokerage commissions recaptured under these agreements was as follows:

Fund	Amount
Jennison Rising Dividend	$689

For the reporting period ended January 31, 2026, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC
Jennison Diversified Growth - Class A	$34,762	$—
Jennison Diversified Growth - Class C	—	221
Jennison Rising Dividend - Class A	41,814	214
Jennison Rising Dividend - Class C	—	1,093

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended January 31, 2026, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2026, were as follows:

Fund	Cost of Purchases	Proceeds from Sales

Jennison Diversified Growth	$188,925,620	$204,663,442

Jennison Rising Dividend	10,305,528	10,984,993

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended January 31, 2026, is presented as follows:

Jennison	Diversified Growth:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.805%)(wb)
$1,169,792	$19,982,908	$17,219,949	$ —	$ —	$3,932,751	3,932,751	$60,740		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.853%)(b)(wb)
2,062,494	26,805,824	28,868,733	(206)	621	—	—	1,298	(1)	—
$3,232,286	$46,788,732	$46,088,682	$(206)	$621	$3,932,751		$62,038		$—
Jennison Rising Dividend:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.805%)(wb)
$1,111,138	$6,740,338	$7,506,853	$—	$ —	$ 344,623	344,623	$21,245		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.853%)(b)(wb)
7,760,526	23,444,833	29,450,617	(6)	766	1,755,502	1,756,555	1,482	(1)	—
$8,871,664	$30,185,171	$36,957,470	$ (6)	$766	$2,100,125		$22,727		$—

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of January 31, 2026 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

Jennison Diversified Growth	$211,065,261	$219,740,356	$(7,589,335)	$212,151,021

Jennison Rising Dividend	51,942,378	28,358,105	(1,215,886)	27,142,219

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of July 31, 2025 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
Jennison Diversified Growth	$—	$—
Jennison Rising Dividend	—	—

Notes to Financial Statements (unaudited) (continued)

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2025 are subject to such review.

7.	Capital and Ownership

Each Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of each Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of January 31, 2026, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
Jennison Diversified Growth–Class R6	1,707	1.2%
Jennison Rising Dividend–Class R6	1,344	3.3

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
Jennison Diversified Growth	—	—%
Jennison Rising Dividend	—	—
Unaffiliated:
Jennison Diversified Growth	4	36.6
Jennison Rising Dividend	4	83.3

Transactions in shares of beneficial interest were as follows:

Jennison Diversified Growth:

Share Class	Shares	Amount

Class A
Six months ended January 31, 2026:
Shares sold	139,834	$2,993,722
Shares issued in reinvestment of dividends and distributions	760,174	16,047,281
Shares purchased	(889,794)	(19,157,267)
Net increase (decrease) in shares outstanding before conversion	10,214	(116,264)
Shares issued upon conversion from other share class(es)	8,707	189,220
Shares purchased upon conversion into other share class(es)	(72,844)	(1,563,497)
Net increase (decrease) in shares outstanding	(53,923)	$(1,490,541)

Jennison Diversified Growth (cont’d.):

Share Class	Shares	Amount

Year ended July 31, 2025:
Shares sold	610,261	$11,847,585
Shares issued in reinvestment of dividends and distributions	2,002,097	37,839,629
Shares purchased	(1,982,127)	(38,202,455)
Net increase (decrease) in shares outstanding before conversion	630,231	11,484,759
Shares issued upon conversion from other share class(es)	32,645	635,802
Shares purchased upon conversion into other share class(es)	(128,675)	(2,427,188)
Net increase (decrease) in shares outstanding	534,201	$9,693,373

Class C
Six months ended January 31, 2026:
Shares sold	57,289	$754,678
Shares issued in reinvestment of dividends and distributions	34,363	435,374
Shares purchased	(35,161)	(459,553)
Net increase (decrease) in shares outstanding before conversion	56,491	730,499
Shares purchased upon conversion into other share class(es)	(14,958)	(199,884)
Net increase (decrease) in shares outstanding	41,533	$530,615

Year ended July 31, 2025:
Shares sold	61,883	$754,398
Shares issued in reinvestment of dividends and distributions	86,598	1,021,851
Shares purchased	(135,309)	(1,660,027)
Net increase (decrease) in shares outstanding before conversion	13,172	116,222
Shares purchased upon conversion into other share class(es)	(52,740)	(659,614)
Net increase (decrease) in shares outstanding	(39,568)	$(543,392)

Class Z
Six months ended January 31, 2026:
Shares sold	295,316	$6,395,210
Shares issued in reinvestment of dividends and distributions	123,053	2,645,647
Shares purchased	(236,696)	(5,186,485)
Net increase (decrease) in shares outstanding before conversion	181,673	3,854,372
Shares issued upon conversion from other share class(es)	68,832	1,501,768
Net increase (decrease) in shares outstanding	250,505	$5,356,140

Year ended July 31, 2025:
Shares sold	2,066,942	$38,496,920
Shares issued in reinvestment of dividends and distributions	62,949	1,208,628
Shares purchased	(276,478)	(5,394,720)
Net increase (decrease) in shares outstanding before conversion	1,853,413	34,310,828
Shares issued upon conversion from other share class(es)	122,637	2,351,338
Net increase (decrease) in shares outstanding	1,976,050	$36,662,166

Class R6
Six months ended January 31, 2026:
Shares sold	19,185	$422,998
Shares issued in reinvestment of dividends and distributions	6,362	137,228
Shares purchased	(15,450)	(342,495)
Net increase (decrease) in shares outstanding before conversion	10,097	217,731
Shares issued upon conversion from other share class(es)	3,280	72,393
Net increase (decrease) in shares outstanding	13,377	$290,124

Year ended July 31, 2025:
Shares sold	30,072	$601,097
Shares issued in reinvestment of dividends and distributions	15,319	294,436
Shares purchased	(42,014)	(799,647)
Net increase (decrease) in shares outstanding before conversion	3,377	95,886
Shares issued upon conversion from other share class(es)	5,212	99,662
Net increase (decrease) in shares outstanding	8,589	$195,548

Notes to Financial Statements (unaudited) (continued)

Jennison Rising Dividend:

Share Class	Shares	Amount

Class A
Six months ended January 31, 2026:
Shares sold	146,093	$2,765,618
Shares issued in reinvestment of dividends and distributions	135,291	2,512,614
Shares purchased	(210,840)	(3,998,448)
Net increase (decrease) in shares outstanding before conversion	70,544	1,279,784
Shares issued upon conversion from other share class(es)	4,897	91,372
Shares purchased upon conversion into other share class(es)	(13,733)	(253,691)
Net increase (decrease) in shares outstanding	61,708	$1,117,465

Year ended July 31, 2025:
Shares sold	556,467	$10,129,150
Shares issued in reinvestment of dividends and distributions	346,333	5,761,887
Shares purchased	(400,305)	(7,233,361)
Net increase (decrease) in shares outstanding before conversion	502,495	8,657,676
Shares issued upon conversion from other share class(es)	9,567	169,714
Shares purchased upon conversion into other share class(es)	(9,880)	(174,949)
Net increase (decrease) in shares outstanding	502,182	$8,652,441

Class C
Six months ended January 31, 2026:
Shares sold	50,721	$946,938
Shares issued in reinvestment of dividends and distributions	60,048	1,100,844
Shares purchased	(134,811)	(2,518,901)
Net increase (decrease) in shares outstanding before conversion	(24,042)	(471,119)
Shares purchased upon conversion into other share class(es)	(5,159)	(95,024)
Net increase (decrease) in shares outstanding	(29,201)	$(566,143)

Year ended July 31, 2025:
Shares sold	371,639	$6,899,317
Shares issued in reinvestment of dividends and distributions	164,848	2,705,475
Shares purchased	(156,484)	(2,734,096)
Net increase (decrease) in shares outstanding before conversion	380,003	6,870,696
Shares purchased upon conversion into other share class(es)	(13,645)	(241,383)
Net increase (decrease) in shares outstanding	366,358	$6,629,313

Class Z
Six months ended January 31, 2026:
Shares sold	136,037	$2,524,810
Shares issued in reinvestment of dividends and distributions	26,375	490,192
Shares purchased	(58,597)	(1,114,048)
Net increase (decrease) in shares outstanding before conversion	103,815	1,900,954
Shares issued upon conversion from other share class(es)	14,578	269,801
Shares purchased upon conversion into other share class(es)	(657)	(12,458)
Net increase (decrease) in shares outstanding	117,736	$2,158,297

Year ended July 31, 2025:
Shares sold	53,268	$968,226
Shares issued in reinvestment of dividends and distributions	79,023	1,315,844
Shares purchased	(293,575)	(5,224,490)
Net increase (decrease) in shares outstanding before conversion	(161,284)	(2,940,420)
Shares issued upon conversion from other share class(es)	13,800	246,618
Net increase (decrease) in shares outstanding	(147,484)	$(2,693,802)

Jennison Rising Dividend (cont’d.):

Share Class	Shares	Amount

Class R6
Six months ended January 31, 2026:
Shares sold	226	$4,320
Shares issued in reinvestment of dividends and distributions	2,476	46,001
Shares purchased	(11,330)	(212,696)
Net increase (decrease) in shares outstanding	(8,628)	$(162,375)

Year ended July 31, 2025:
Shares sold	995	$18,784
Shares issued in reinvestment of dividends and distributions	11,254	187,280
Shares purchased	(36,823)	(662,480)
Net increase (decrease) in shares outstanding	(24,574)	$(456,416)

8. Borrowings

The RIC, on behalf of the Funds, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/26/2025 - 9/24/2026	9/27/2024 - 9/25/2025
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds indicated below utilized the SCA during the reporting period ended January 31, 2026. The average balance outstanding is for the number of days the Funds utilized the SCA.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at January 31, 2026
Jennison Rising Dividend	$155,000	4.78%	1	$155,000	$—

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Jennison Diversified Growth	Jennison Rising Dividend
Dividend	–	X
Economic and Market Events	X	X
Emerging Markets	–	X
Equity and Equity-Related Securities	X	X
Foreign Securities	X	X
Growth Style	X	–
Increase in Expenses	X	X

Notes to Financial Statements (unaudited) (continued)

Large Capitalization Company	X	X
Large Shareholder and Large Scale Redemption	X	X
Management	X	X
Market Capitalization	–	X
Market Disruption and Geopolitical	X	X
Market	X	X
Portfolio Turnover	X	X
Sector Exposure	X	X

Dividend Risk: There is no guarantee that the issuers of the stocks held by the Fund will pay dividends in the future or that, if dividends are paid, they will remain at their current levels or increase over time. High-dividend stocks may not experience high earnings growth or capital appreciation. The Fund’s performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks. A sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will. The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for long periods of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the Fund’s prospectus expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Capitalization: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as the Middle East, South America, Eastern Europe, and Asia, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the

Notes to Financial Statements (unaudited) (continued)

sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Sector Exposure Risk: At times, the Fund may have a significant portion of its assets invested in the same economic sector. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

10.	Recent Accounting Pronouncement and Regulatory Developments

During the reporting period, the Funds adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. The Funds did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

11.	Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of January 31, 2026.

40

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract - None.

PRUDENTIAL INVESTMENT PORTFOLIOS 5

PGIM Target Date Income Fund

PGIM Target Date 2020 Fund

PGIM Target Date 2025 Fund

PGIM Target Date 2030 Fund

PGIM Target Date 2035 Fund

PGIM Target Date 2040 Fund

PGIM Target Date 2045 Fund

PGIM Target Date 2050 Fund

PGIM Target Date 2055 Fund

PGIM Target Date 2060 Fund

PGIM Target Date 2065 Fund

PGIM Target Date 2070 Fund

PGIM 60/40 Allocation Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

JANUARY 31, 2026

Table of Contents	Financial Statements and Other Information	January 31, 2026

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Other Information - Form N-CSR Items 8-11

PGIM Target Date Income Fund

Schedule of Investments (unaudited)

as of January 31, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 93.9%

AFFILIATED EXCHANGE-TRADED FUND 23.5%
Fixed Income
PGIM Total Return Bond ETF (cost $6,690,032)	158,733	$6,689,009

AFFILIATED MUTUAL FUNDS 70.4%
Domestic Equity 17.4%
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	94,135	4,553,325
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	41,465	424,191

		4,977,516

Fixed Income 40.5%
PGIM Core Conservative Bond Fund (Class R6)	413,089	3,602,140
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	179,402	1,381,392
PGIM TIPS Fund (Class R6)	781,668	6,573,825

		11,557,357

International Equity 12.5%
PGIM Global Real Estate Fund (Class R6)	93,403	1,996,955
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	88,407	1,557,729

		3,554,684

TOTAL AFFILIATED MUTUAL FUNDS (cost $18,060,464)		20,089,557

TOTAL LONG-TERM INVESTMENTS (cost $24,750,496)		26,778,566

SHORT-TERM INVESTMENT 6.2%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,770,912)	1,770,912	1,770,912

TOTAL INVESTMENTS 100.1% (cost $26,521,408)(wa)		28,549,478
Liabilities in excess of other assets (0.1)%		(35,426)

NET ASSETS 100.0%		$28,514,052

Below is a list of the abbreviation(s) used in the semiannual report:

ETF—Exchange-Traded Fund

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa) Represents investments in Funds affiliated with the Manager.

See Notes to Financial Statements.

PGIM Target Date Income Fund 1

PGIM Target Date Income Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Fund
Fixed Income	$6,689,009	$—	$—
Affiliated Mutual Funds
Domestic Equity	4,977,516	—	—
Fixed Income	11,557,357	—	—
International Equity	3,554,684	—	—
Short-Term Investment
Affiliated Mutual Fund	1,770,912	—	—

Total	$28,549,478	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2026 were as follows:

Fixed Income	64.0%
Domestic Equity	17.4

International Equity	12.5%
Short-Term	6.2

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

2

PGIM Target Date Income Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2026

Assets

Investments at value:
Affiliated investments (cost $26,521,408)	$28,549,478
Receivable for investments sold	75,037
Due from Manager	17,129
Receivable for Fund shares sold	1,792
Prepaid expenses and other assets	1,690

Total Assets	28,645,126

Liabilities

Payable for investments purchased	58,059
Payable for Fund shares purchased	19,152
Custodian and accounting fees payable	18,456
Professional fees payable	14,935
Audit fee payable	10,500
Accrued expenses and other liabilities	4,399
Fund data services payable	4,300
Trustees’ fees payable	871
Affiliated transfer agent fee payable	267
Distribution fee payable	135

Total Liabilities	131,074

Net Assets	$28,514,052

Net assets were comprised of:
Shares of beneficial interest, at par	$2,662
Paid-in capital in excess of par	28,953,079
Total distributable earnings (loss)	(441,689)

Net assets, January 31, 2026	$28,514,052

See Notes to Financial Statements.

PGIM Target Date Income Fund 3

PGIM Target Date Income Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2026

Class R1

Net asset value, offering price and redemption price per share, ($143,868 ÷ 13,453 shares of beneficial interest issued and outstanding)	$10.69

Class R2

Net asset value, offering price and redemption price per share, ($88,801 ÷ 8,303 shares of beneficial interest issued and outstanding)	$10.69

Class R3

Net asset value, offering price and redemption price per share, ($644,614 ÷ 60,243 shares of beneficial interest issued and outstanding)	$10.70

Class R4

Net asset value, offering price and redemption price per share, ($48,549 ÷ 4,537 shares of beneficial interest issued and outstanding)	$10.70

Class R5

Net asset value, offering price and redemption price per share, ($1,450,272 ÷ 135,565 shares of beneficial interest issued and outstanding)	$10.70

Class R6

Net asset value, offering price and redemption price per share, ($26,137,948 ÷ 2,439,421 shares of beneficial interest issued and outstanding)	$10.71

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

4

PGIM Target Date Income Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2026

Net Investment Income (Loss)

Affiliated dividend income	$581,386

Expenses
Distribution fee(a)	816
Shareholder servicing fees(a)	208
Custodian and accounting fees	29,283
Professional fees	15,133
Audit fee	10,500
Registration fees(a)	9,783
Shareholders’ reports	8,789
Fund data services	5,817
Trustees’ fees	5,045
Transfer agent’s fees and expenses (including affiliated expense of $ 825)(a)	2,567
Miscellaneous	4,078

Total expenses	92,019
Less: Fee waiver and/or expense reimbursement(a)	(89,675)

Net expenses	2,344

Net investment income (loss)	579,042

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	(128,983)
Net capital gain distributions received	285,379
Payment from Manager	7,085

163,481

Net change in unrealized appreciation (depreciation) on investments	875,993

Net gain (loss) on investment transactions	1,039,474

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,618,516

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	399	109	308	—	—	—
Shareholder servicing fees	18	—	190	—	—	—
Registration fees	1,613	1,613	1,614	1,614	1,614	1,715
Transfer agent’s fees and expenses	97	164	377	41	964	924
Fee waiver and/or expense reimbursement	(2,053)	(1,955)	(3,434)	(1,752)	(6,225)	(74,256)

See Notes to Financial Statements.

PGIM Target Date Income Fund 5

PGIM Target Date Income Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended	Year Ended

	January 31, 2026	July 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$579,042	$773,501
Net realized gain (loss) on investment transactions	163,481	(117,856)
Net change in unrealized appreciation (depreciation) on investments	875,993	962,061

Net increase (decrease) in net assets resulting from operations	1,618,516	1,617,706

Dividends and Distributions
Distributions from distributable earnings
Class R1	(4,976)	(2,299)
Class R2	(2,824)	(2,263)
Class R3	(20,509)	(13,752)
Class R4	(1,608)	(1,792)
Class R5	(48,972)	(57,253)
Class R6	(876,325)	(976,298)

	(955,214)	(1,053,657)

Fund share transactions
Net proceeds from shares sold	3,360,244	1,628,917
Net asset value of shares issued in reinvestment of dividends and distributions	955,214	1,053,657
Net asset value of shares issued in merger	—	9,918,105
Cost of shares purchased	(1,579,568)	(5,604,374)

Net increase (decrease) in net assets from Fund share transactions	2,735,890	6,996,305

Total increase (decrease)	3,399,192	7,560,354

Net Assets:

Beginning of period	25,114,860	17,554,506

End of period	$28,514,052	$25,114,860

See Notes to Financial Statements.

6

PGIM Target Date Income Fund

Financial Highlights (unaudited)

Class R1 Shares
	Six Months Ended January 31, 2026		Year Ended July 31,
			2025	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.41		$10.31	$9.92		$10.64	$12.13	$10.94
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.30	0.30		0.38	0.47	0.15
Net realized and unrealized gain (loss) on investment transactions	0.41		0.32	0.42		(0.45)	(1.08)	1.23
Total from investment operations	0.61		0.62	0.72		(0.07)	(0.61)	1.38
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.32)	(0.30)		(0.40)	(0.68)	(0.13)
Distributions from net realized gains	(0.10)		(0.20)	(0.03)		(0.25)	(0.20)	(0.06)
Total dividends and distributions	(0.33)		(0.52)	(0.33)		(0.65)	(0.88)	(0.19)
Net asset value, end of period	$10.69		$10.41	$10.31		$9.92	$10.64	$12.13
Total Return(b):	5.95%		6.17%	7.45%		(0.34)%	(5.43)%	12.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$144		$164	$28		$26	$26	$27
Average net assets (000)	$158		$53	$26		$25	$27	$25
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.69	%(d)	0.66%	0.69	%(e)	0.76%	0.76%	0.75%
Expenses before waivers and/or expense reimbursement	3.27	%(d)	3.64%	12.81%		12.92%	15.10%	28.84%
Net investment income (loss)	3.80	%(d)	2.86%	3.01%		3.88%	4.09%	1.33%
Portfolio turnover rate(f)	43%		30%	38%		25%	62%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Income Fund 7

PGIM Target Date Income Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31, 2026		Year Ended July 31,
			2025	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.41		$10.31	$9.92		$10.64	$12.13	$10.94
Income (loss) from investment operations:
Net investment income (loss)	0.22		0.31	0.32		0.40	0.58	0.18
Net realized and unrealized gain (loss) on investment transactions	0.41		0.33	0.43		(0.44)	(1.16)	1.23
Total from investment operations	0.63		0.64	0.75		(0.04)	(0.58)	1.41
Less Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.34)	(0.33)		(0.43)	(0.71)	(0.16)
Distributions from net realized gains	(0.10)		(0.20)	(0.03)		(0.25)	(0.20)	(0.06)
Total dividends and distributions	(0.35)		(0.54)	(0.36)		(0.68)	(0.91)	(0.22)
Net asset value, end of period	$10.69		$10.41	$10.31		$9.92	$10.64	$12.13
Total Return(b):	6.10%		6.44%	7.71%		(0.08)%	(5.20)%	12.98%

Ratios/Supplemental Data:
Net assets, end of period (000)	$89		$84	$31		$33	$48	$2,123
Average net assets (000)	$87		$60	$31		$37	$1,373	$2,453
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.44	%(d)	0.41%	0.44	%(e)	0.51%	0.51%	0.50%
Expenses before waivers and/or expense reimbursement	4.92	%(d)	3.45%	11.50%		10.74%	1.28%	1.37%
Net investment income (loss)	4.07	%(d)	3.07%	3.29%		4.07%	4.96%	1.58%
Portfolio turnover rate(f)	43%		30%	38%		25%	62%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

8

PGIM Target Date Income Fund

Financial Highlights (unaudited) (continued)

Class R3 Shares
	Six Months Ended January 31, 2026		Year Ended July 31,
			2025	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.42		$10.31	$9.92		$10.65	$12.14	$10.94
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.34 (b)	0.34		0.42	0.47	0.19
Net realized and unrealized gain (loss) on investment transactions	0.41		0.33 (c)	0.42		(0.46)	(1.03)	1.24
Total from investment operations	0.64		0.67	0.76		(0.04)	(0.56)	1.43
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.36)	(0.34)		(0.44)	(0.73)	(0.17)
Distributions from net realized gains	(0.10)		(0.20)	(0.03)		(0.25)	(0.20)	(0.06)
Total dividends and distributions	(0.36)		(0.56)	(0.37)		(0.69)	(0.93)	(0.23)
Net asset value, end of period	$10.70		$10.42	$10.31		$9.92	$10.65	$12.14
Total Return(d):	6.19%		6.69%	7.87%		(0.03)%	(5.03)%	13.24%

Ratios/Supplemental Data:
Net assets, end of period (000)	$645		$573	$189		$169	$160	$1,623
Average net assets (000)	$611		$288	$176		$157	$196	$1,634
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.29	%(f)	0.26%	0.29	%(g)	0.36%	0.36%	0.35%
Expenses before waivers and/or expense reimbursement	1.40	%(f)	1.45%	2.91%		2.62%	2.49%	1.36%
Net investment income (loss)	4.23	%(f)	3.29%	3.41%		4.26%	4.19%	1.70%
Portfolio turnover rate(h)	43%		30%	38%		25%	62%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Income Fund 9

PGIM Target Date Income Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31, 2026		Year Ended July 31,
			2025	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.42		$10.31	$9.92		$10.65	$12.14	$10.94
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.35 (b)	0.35		0.43	0.52	0.21
Net realized and unrealized gain (loss) on investment transactions	0.41		0.33 (c)	0.42		(0.46)	(1.07)	1.23
Total from investment operations	0.64		0.68	0.77		(0.03)	(0.55)	1.44
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.37)	(0.35)		(0.45)	(0.74)	(0.18)
Distributions from net realized gains	(0.10)		(0.20)	(0.03)		(0.25)	(0.20)	(0.06)
Total dividends and distributions	(0.36)		(0.57)	(0.38)		(0.70)	(0.94)	(0.24)
Net asset value, end of period	$10.70		$10.42	$10.31		$9.92	$10.65	$12.14
Total Return(d):	6.24%		6.80%	7.97%		0.07%	(4.94)%	13.34%

Ratios/Supplemental Data:
Net assets, end of period (000)	$49		$46	$28		$26	$26	$28
Average net assets (000)	$47		$38	$27		$25	$27	$26
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.19	%(f)	0.15%	0.19	%(g)	0.26%	0.26%	0.25%
Expenses before waivers and/or expense reimbursement	7.53	%(f)	4.08%	12.00%		12.18%	14.28%	26.37%
Net investment income (loss)	4.32	%(f)	3.44%	3.51%		4.38%	4.59%	1.83%
Portfolio turnover rate(h)	43%		30%	38%		25%	62%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

10

PGIM Target Date Income Fund

Financial Highlights (unaudited) (continued)

Class R5 Shares
	Six Months Ended January 31, 2026		Year Ended July 31,
			2025	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.42		$10.31	$9.92		$10.64	$12.14	$10.94
Income (loss) from investment operations:
Net investment income (loss)	0.24		0.37 (b)	0.36		0.44	0.53	0.22
Net realized and unrealized gain (loss) on investment transactions	0.41		0.32 (c)	0.42		(0.45)	(1.08)	1.24
Total from investment operations	0.65		0.69	0.78		(0.01)	(0.55)	1.46
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.38)	(0.36)		(0.46)	(0.75)	(0.20)
Distributions from net realized gains	(0.10)		(0.20)	(0.03)		(0.25)	(0.20)	(0.06)
Total dividends and distributions	(0.37)		(0.58)	(0.39)		(0.71)	(0.95)	(0.26)
Net asset value, end of period	$10.70		$10.42	$10.31		$9.92	$10.64	$12.14
Total Return(d):	6.30%		6.92%	8.08%		0.27%	(4.93)%	13.46%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,450		$1,384	$972		$933	$931	$965
Average net assets (000)	$1,426		$1,134	$930		$899	$944	$909
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.09	%(f)	0.05%	0.09	%(g)	0.16%	0.16%	0.15%
Expenses before waivers and/or expense reimbursement	0.96	%(f)	0.92%	1.37%		1.18%	1.05%	1.47%
Net investment income (loss)	4.40	%(f)	3.56%	3.61%		4.48%	4.67%	1.94%
Portfolio turnover rate(h)	43%		30%	38%		25%	62%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Income Fund 11

PGIM Target Date Income Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31, 2026		Year Ended July 31,
			2025		2024		2023		2022		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.44		$10.33		$9.94		$10.66		$12.16		$10.96
Income (loss) from investment operations:
Net investment income (loss)	0.24		0.37	(b)	0.37		0.46	(b)	0.55		0.24
Net realized and unrealized gain (loss) on investment transactions	0.41		0.33	(c)	0.43		(0.45	)(c)	(1.08)		1.23
Total from investment operations	0.65		0.70		0.80		0.01		(0.53)		1.47
Less Dividends and Distributions:
Dividends from net investment income	(0.28)		(0.39)		(0.38)		(0.48)		(0.77)		(0.21)
Distributions from net realized gains	(0.10)		(0.20)		(0.03)		(0.25)		(0.20)		(0.06)
Total dividends and distributions	(0.38)		(0.59)		(0.41)		(0.73)		(0.97)		(0.27)
Net asset value, end of period	$10.71		$10.44		$10.33		$9.94		$10.66		$12.16
Total Return(d):	6.39%		6.96%		8.22%		0.43%		(4.78)%		13.59%

Ratios/Supplemental Data:
Net assets, end of period (000)	$26,138		$22,865		$16,306		$21,305		$23,236		$24,185
Average net assets (000)	$23,793		$20,087		$18,746		$21,430		$25,990		$22,559
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.00	%(f)	0.00%		0.02	%(g)	0.01	%(h)	0.00	%(h)	0.00	%(h)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.00	%(f)(i)	0.00	%(i)	0.02	%(g)(i)	0.01%		0.01%		(0.00	)%(j)
Expenses before waivers and/or expense reimbursement	0.62	%(f)	0.71%		0.85%		0.71%		0.52%		0.61%
Net investment income (loss)	4.41	%(f)	3.58%		3.69%		4.65%		4.82%		2.10%
Portfolio turnover rate(k)	43%		30%		38%		25%		62%		45%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(h)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(i)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(j)	Amount rounds to zero.
(k)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

12

PGIM Target Date 2020 Fund

Schedule of Investments  (unaudited)

as of January 31, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 94.9%

AFFILIATED EXCHANGE-TRADED FUND 23.3%
Fixed Income
PGIM Total Return Bond ETF (cost $7,816,042)	185,450	$7,814,863

AFFILIATED MUTUAL FUNDS 71.6%
Domestic Equity 21.3%
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	133,767	6,470,318
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	64,996	664,912

		7,135,230

Fixed Income 36.2%
PGIM Core Conservative Bond Fund (Class R6)	404,227	3,524,856
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	210,911	1,624,015
PGIM TIPS Fund (Class R6)	829,431	6,975,516

		12,124,387

International Equity 14.1%
PGIM Global Real Estate Fund (Class R6)	109,804	2,347,620
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	134,167	2,364,014

		4,711,634

TOTAL AFFILIATED MUTUAL FUNDS (cost $20,655,549)		23,971,251

TOTAL LONG-TERM INVESTMENTS (cost $28,471,591)		31,786,114

SHORT-TERM INVESTMENT 5.2%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,742,732)	1,742,732	1,742,732

TOTAL INVESTMENTS 100.1% (cost $30,214,323)(wa)		33,528,846
Liabilities in excess of other assets (0.1)%		(19,567)

NET ASSETS 100.0%		$33,509,279

Below is a list of the abbreviation(s) used in the semiannual report:

ETF—Exchange-Traded Fund

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa) Represents investments in Funds affiliated with the Manager.

See Notes to Financial Statements.

PGIM Target Date 2020 Fund 13

PGIM Target Date 2020 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Fund
Fixed Income	$7,814,863	$—	$—
Affiliated Mutual Funds
Domestic Equity	7,135,230	—	—
Fixed Income	12,124,387	—	—
International Equity	4,711,634	—	—
Short-Term Investment
Affiliated Mutual Fund	1,742,732	—	—

Total	$33,528,846	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2026 were as follows:

Fixed Income	59.5%
Domestic Equity	21.3

International Equity	14.1%
Short-Term	5.2

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

14

PGIM Target Date 2020 Fund

Statement of Assets & Liabilities  (unaudited)

as of January 31, 2026

Assets
Investments at value:
Affiliated investments (cost $30,214,323)	$33,528,846
Receivable for investments sold	77,143
Due from Manager	17,360
Receivable for Fund shares sold	4,271
Prepaid expenses and other assets	1,722

Total Assets	33,629,342

Liabilities

Payable for investments purchased	74,676
Custodian and accounting fees payable	18,366
Professional fees payable	11,781
Audit fee payable	10,503
Accrued expenses and other liabilities	3,596
Trustees’ fees payable	821
Affiliated transfer agent fee payable	208
Distribution fee payable	88
Payable for Fund shares purchased	24

Total Liabilities	120,063

Net Assets	$33,509,279

Net assets were comprised of:
Shares of beneficial interest, at par	$3,170
Paid-in capital in excess of par	33,558,511
Total distributable earnings (loss)	(52,402)

Net assets, January 31, 2026	$33,509,279

See Notes to Financial Statements.

PGIM Target Date 2020 Fund 15

PGIM Target Date 2020 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2026

Class R1

Net asset value, offering price and redemption price per share, ($16,950 ÷ 1,601 shares of beneficial interest issued and outstanding)	$10.59

Class R2

Net asset value, offering price and redemption price per share, ($107,949 ÷ 10,189 shares of beneficial interest issued and outstanding)	$10.59

Class R3

Net asset value, offering price and redemption price per share, ($674,191 ÷ 63,523 shares of beneficial interest issued and outstanding)	$10.61

Class R4

Net asset value, offering price and redemption price per share, ($45,260 ÷ 4,261 shares of beneficial interest issued and outstanding)	$10.62

Class R5

Net asset value, offering price and redemption price per share, ($2,021,007 ÷ 190,344 shares of beneficial interest issued and outstanding)	$10.62

Class R6

Net asset value, offering price and redemption price per share, ($30,643,922 ÷ 2,900,472 shares of beneficial interest issued and outstanding)	$10.57

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

16

PGIM Target Date 2020 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2026

Net Investment Income (Loss)

Affiliated dividend income	$763,560

Expenses
Distribution fee(a)	548
Shareholder servicing fees(a)	380
Custodian and accounting fees	29,023
Professional fees	16,391
Audit fee	10,501
Registration fees(a)	9,934
Shareholders’ reports	7,642
Fund data services	5,817
Trustees’ fees	5,045
Transfer agent’s fees and expenses (including affiliated expense of $ 637)(a)	3,368
Miscellaneous	3,472

Total expenses	92,121
Less: Fee waiver and/or expense reimbursement(a)	(89,509)

Net expenses	2,612

Net investment income (loss)	760,948

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	132,375
Net capital gain distributions received	472,161
Payment from Manager	9,876

614,412

Net change in unrealized appreciation (depreciation) on investments	913,181

Net gain (loss) on investment transactions	1,527,593

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,288,541

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	41	125	382	—	—	—
Shareholder servicing fees	—	—	367	13	—	—
Registration fees	1,613	1,764	1,614	1,614	1,614	1,715
Transfer agent’s fees and expenses	28	68	579	82	1,859	752
Fee waiver and/or expense reimbursement	(1,663)	(1,965)	(3,575)	(1,767)	(7,872)	(72,667)

See Notes to Financial Statements.

PGIM Target Date 2020 Fund 17

PGIM Target Date 2020 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended	Year Ended

	January 31, 2026	July 31, 2025
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$760,948	$1,212,923
Net realized gain (loss) on investment transactions	614,412	(31,223)
Net change in unrealized appreciation (depreciation) on investments	913,181	1,241,754

Net increase (decrease) in net assets resulting from operations	2,288,541	2,423,454

Dividends and Distributions
Distributions from distributable earnings
Class R1	(641)	(1,557)
Class R2	(4,234)	(8,819)
Class R3	(33,353)	(89,524)
Class R4	(1,935)	(3,538)
Class R5	(94,032)	(280,411)
Class R6	(1,436,918)	(3,473,443)

	(1,571,113)	(3,857,292)

Fund share transactions
Net proceeds from shares sold	1,320,036	3,408,724
Net asset value of shares issued in reinvestment of dividends and distributions	1,571,113	3,857,292
Cost of shares purchased	(3,868,370)	(7,548,523)

Net increase (decrease) in net assets from Fund share transactions	(977,221)	(282,507)

Total increase (decrease)	(259,793)	(1,716,345)

Net Assets:

Beginning of period	33,769,072	35,485,417

End of period	$33,509,279	$33,769,072

See Notes to Financial Statements.

18

PGIM Target Date 2020 Fund

Financial Highlights (unaudited)

Class R1 Shares
	Six Months Ended January 31, 2026		Year Ended July 31,
			2025	2024		2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.34		$10.83	$10.33		$11.12	$12.82	$11.27
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.30 (b)	0.29		0.37	0.47	0.15
Net realized and unrealized gain (loss) on investment transactions	0.47		0.37 (c)	0.54		(0.35)	(1.08)	1.63
Total from investment operations	0.67		0.67	0.83		0.02	(0.61)	1.78
Less Dividends and Distributions:
Dividends from net investment income	(0.34)		(0.38)	(0.29)		(0.41)	(0.72)	(0.12)
Distributions from net realized gains	(0.08)		(0.78)	(0.04)		(0.40)	(0.37)	(0.11)
Total dividends and distributions	(0.42)		(1.16)	(0.33)		(0.81)	(1.09)	(0.23)
Net asset value, end of period	$10.59		$10.34	$10.83		$10.33	$11.12	$12.82
Total Return(d):	6.55%		6.71%	8.22%		0.72%	(5.37)%	15.93%

Ratios/Supplemental Data:
Net assets, end of period (000)	$17		$16	$15		$13	$13	$14
Average net assets (000)	$16		$15	$14		$13	$14	$13
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.69	%(f)	0.65%	0.69	%(g)	0.76%	0.76%	0.75%
Expenses before waivers and/or expense reimbursement	21.05	%(f)	22.66%	23.34%		23.81%	27.64%	51.00%
Net investment income (loss)	3.75	%(f)	2.91%	2.80%		3.64%	3.94%	1.23%
Portfolio turnover rate(h)	43%		35%	43%		24%	45%	49%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2020 Fund 19

PGIM Target Date 2020 Fund

Financial Highlights  (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31, 2026		Year Ended July 31,
			2025	2024		2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.36		$10.85	$10.35		$11.14	$12.83	$11.28
Income (loss) from investment operations:
Net investment income (loss)	0.22		0.33 (b)	0.32		0.42	0.57	0.18
Net realized and unrealized gain (loss) on investment transactions	0.46		0.37 (c)	0.54		(0.37)	(1.14)	1.62
Total from investment operations	0.68		0.70	0.86		0.05	(0.57)	1.80
Less Dividends and Distributions:
Dividends from net investment income	(0.37)		(0.41)	(0.32)		(0.44)	(0.75)	(0.14)
Distributions from net realized gains	(0.08)		(0.78)	(0.04)		(0.40)	(0.37)	(0.11)
Total dividends and distributions	(0.45)		(1.19)	(0.36)		(0.84)	(1.12)	(0.25)
Net asset value, end of period	$10.59		$10.36	$10.85		$10.35	$11.14	$12.83
Total Return(d):	6.61%		7.00%	8.47%		0.94%	(5.05)%	16.19%

Ratios/Supplemental Data:
Net assets, end of period (000)	$108		$92	$75		$58	$55	$5,742
Average net assets (000)	$99		$83	$68		$70	$3,140	$4,596
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.44	%(f)	0.40%	0.43	%(g)	0.51%	0.51%	0.50%
Expenses before waivers and/or expense reimbursement	4.37	%(f)	5.12%	5.85%		6.89%	0.83%	0.88%
Net investment income (loss)	4.05	%(f)	3.16%	3.05%		4.07%	4.69%	1.49%
Portfolio turnover rate(h)	43%		35%	43%		24%	45%	49%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

PGIM Target Date 2020 Fund

Financial Highlights  (unaudited) (continued)

Class R3 Shares
	Six Months Ended January 31, 2026		Year Ended July 31,
			2025	2024		2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.38		$10.87	$10.37		$11.17	$12.86	$11.30
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.35 (b)	0.33		0.43	0.52	0.20
Net realized and unrealized gain (loss) on investment transactions	0.46		0.37 (c)	0.54		(0.37)	(1.07)	1.63
Total from investment operations	0.69		0.72	0.87		0.06	(0.55)	1.83
Less Dividends and Distributions:
Dividends from net investment income	(0.38)		(0.43)	(0.33)		(0.46)	(0.77)	(0.16)
Distributions from net realized gains	(0.08)		(0.78)	(0.04)		(0.40)	(0.37)	(0.11)
Total dividends and distributions	(0.46)		(1.21)	(0.37)		(0.86)	(1.14)	(0.27)
Net asset value, end of period	$10.61		$10.38	$10.87		$10.37	$11.17	$12.86
Total Return(d):	6.75%		7.14%	8.61%		1.07%	(4.89)%	16.41%

Ratios/Supplemental Data:
Net assets, end of period (000)	$674		$746	$808		$999	$1,099	$1,844
Average net assets (000)	$759		$766	$891		$1,002	$1,228	$1,655
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.29	%(f)	0.25%	0.29	%(g)	0.36%	0.36%	0.35%
Expenses before waivers and/or expense reimbursement	1.22	%(f)	1.22%	1.17%		0.75%	0.65%	0.97%
Net investment income (loss)	4.22	%(f)	3.37%	3.22%		4.15%	4.37%	1.63%
Portfolio turnover rate(h)	43%		35%	43%		24%	45%	49%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2020 Fund 21

PGIM Target Date 2020 Fund

Financial Highlights  (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31, 2026		Year Ended July 31,
			2025	2024		2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.39		$10.89	$10.38		$11.18	$12.87	$11.31
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.35 (b)	0.34		0.42	0.53	0.21
Net realized and unrealized gain (loss) on investment transactions	0.47		0.37 (c)	0.55		(0.35)	(1.06)	1.63
Total from investment operations	0.70		0.72	0.89		0.07	(0.53)	1.84
Less Dividends and Distributions:
Dividends from net investment income	(0.39)		(0.44)	(0.34)		(0.47)	(0.79)	(0.17)
Distributions from net realized gains	(0.08)		(0.78)	(0.04)		(0.40)	(0.37)	(0.11)
Total dividends and distributions	(0.47)		(1.22)	(0.38)		(0.87)	(1.16)	(0.28)
Net asset value, end of period	$10.62		$10.39	$10.89		$10.38	$11.18	$12.87
Total Return(d):	6.84%		7.15%	8.80%		1.17%	(4.79)%	16.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$45		$42	$29		$14	$14	$14
Average net assets (000)	$44		$35	$18		$13	$14	$13
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.19	%(f)	0.15%	0.17	%(g)	0.26%	0.26%	0.25%
Expenses before waivers and/or expense reimbursement	8.15	%(f)	9.96%	17.47%		22.64%	26.44%	49.43%
Net investment income (loss)	4.25	%(f)	3.39%	3.30%		4.13%	4.44%	1.73%
Portfolio turnover rate(h)	43%		35%	43%		24%	45%	49%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

22

PGIM Target Date 2020 Fund

Financial Highlights (unaudited) (continued)

Class R5 Shares
	Six Months Ended January 31, 2026		Year Ended July 31,
			2025	2024		2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.40		$10.89	$10.38		$11.18	$12.88	$11.32
Income (loss) from investment operations:
Net investment income (loss)	0.22		0.37	0.35		0.44	0.55	0.22
Net realized and unrealized gain (loss) on investment transactions	0.49		0.37	0.55		(0.36)	(1.08)	1.63
Total from investment operations	0.71		0.74	0.90		0.08	(0.53)	1.85
Less Dividends and Distributions:
Dividends from net investment income	(0.41)		(0.45)	(0.35)		(0.48)	(0.80)	(0.18)
Distributions from net realized gains	(0.08)		(0.78)	(0.04)		(0.40)	(0.37)	(0.11)
Total dividends and distributions	(0.49)		(1.23)	(0.39)		(0.88)	(1.17)	(0.29)
Net asset value, end of period	$10.62		$10.40	$10.89		$10.38	$11.18	$12.88
Total Return(b):	6.84%		7.36%	8.91%		1.28%	(4.77)%	16.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,021		$2,749	$2,933		$2,923	$2,967	$3,585
Average net assets (000)	$2,388		$2,552	$2,866		$2,874	$3,448	$3,427
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.09	%(d)	0.05%	0.09	%(e)	0.16%	0.16%	0.15%
Expenses before waivers and/or expense reimbursement	0.74	%(d)	0.75%	0.69%		0.62%	0.50%	0.58%
Net investment income (loss)	4.15	%(d)	3.49%	3.42%		4.24%	4.58%	1.81%
Portfolio turnover rate(f)	43%		35%	43%		24%	45%	49%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2020 Fund 23

PGIM Target Date 2020 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31, 2026		Year Ended July 31,
			2025		2024		2023		2022		2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.35		$10.85		$10.35		$11.15		$12.84		$11.28
Income (loss) from investment operations:
Net investment income (loss)	0.24		0.37		0.36		0.45		0.56		0.24
Net realized and unrealized gain (loss) on investment transactions	0.48		0.37		0.55		(0.35)		(1.06)		1.63
Total from investment operations	0.72		0.74		0.91		0.10		(0.50)		1.87
Less Dividends and Distributions:
Dividends from net investment income	(0.42)		(0.46)		(0.37)		(0.50)		(0.82)		(0.20)
Distributions from net realized gains	(0.08)		(0.78)		(0.04)		(0.40)		(0.37)		(0.11)
Total dividends and distributions	(0.50)		(1.24)		(0.41)		(0.90)		(1.19)		(0.31)
Net asset value, end of period	$10.57		$10.35		$10.85		$10.35		$11.15		$12.84
Total Return(b):	7.03%		7.45%		8.99%		1.46%		(4.56)%		16.82%

Ratios/Supplemental Data:
Net assets, end of period (000)	$30,644		$30,125		$31,627		$37,314		$46,728		$58,602
Average net assets (000)	$30,785		$30,592		$33,316		$40,751		$54,565		$59,237
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.00	%(d)	0.00%		0.01	%(e)	0.01	%(f)	0.00	%(f)	0.00	%(f)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.00	%(d)(g)	0.00	%(g)	0.01	%(e)(g)	0.01%		0.01%		(0.00	)%(h)
Expenses before waivers and/or expense reimbursement	0.47	%(d)	0.48%		0.46%		0.37%		0.25%		0.25%
Net investment income (loss)	4.46	%(d)	3.58%		3.51%		4.43%		4.71%		1.98%
Portfolio turnover rate(i)	43%		35%		43%		24%		45%		49%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(g)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(h)	Amount rounds to zero.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

24

PGIM Target Date 2025 Fund

Schedule of Investments (unaudited)

as of January 31, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 95.8%

AFFILIATED EXCHANGE-TRADED FUND 21.5%
Fixed Income
PGIM Total Return Bond ETF (cost $10,447,350)	247,882	$10,445,747

AFFILIATED MUTUAL FUNDS 74.3%
Domestic Equity 26.6%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	51,061	771,025
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	235,362	11,384,445
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	79,327	811,515

		12,966,985

Fixed Income 32.0%
PGIM Core Conservative Bond Fund (Class R6)	513,410	4,476,934
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	257,409	1,982,051
PGIM TIPS Fund (Class R6)	1,084,394	9,119,756

		15,578,741

International Equity 15.7%
PGIM Global Real Estate Fund (Class R6)	141,309	3,021,191
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	260,834	4,595,888

		7,617,079

TOTAL AFFILIATED MUTUAL FUNDS (cost $30,325,247)		36,162,805

TOTAL LONG-TERM INVESTMENTS (cost $40,772,597)		46,608,552

SHORT-TERM INVESTMENT 4.3%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $2,095,515)	2,095,515	2,095,515

TOTAL INVESTMENTS 100.1% (cost $42,868,112)(wa)		48,704,067
Liabilities in excess of other assets (0.1)%		(30,014)

NET ASSETS 100.0%		$48,674,053

Below is a list of the abbreviation(s) used in the semiannual report:

ETF—Exchange-Traded Fund

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa) Represents investments in Funds affiliated with the Manager.

See Notes to Financial Statements.

PGIM Target Date 2025 Fund 25

PGIM Target Date 2025 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Fund
Fixed Income	$10,445,747	$—	$—
Affiliated Mutual Funds
Domestic Equity	12,966,985	—	—
Fixed Income	15,578,741	—	—
International Equity	7,617,079	—	—
Short-Term Investment
Affiliated Mutual Fund	2,095,515	—	—

Total	$48,704,067	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2026 were as follows:

Fixed Income	53.5%
Domestic Equity	26.6

International Equity	15.7%
Short-Term	4.3

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

26

PGIM Target Date 2025 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2026

Assets

Investments at value:
Affiliated investments (cost $42,868,112)	$48,704,067
Receivable for investments sold	133,427
Due from Manager	18,017
Receivable for Fund shares sold	7,207
Prepaid expenses and other assets	2,025

Total Assets	48,864,743

Liabilities

Payable for investments purchased	103,419
Payable for Fund shares purchased	39,681
Custodian and accounting fees payable	18,353
Professional fees payable	11,679
Audit fee payable	10,499
Accrued expenses and other liabilities	5,752
Trustees’ fees payable	826
Affiliated transfer agent fee payable	265
Distribution fee payable	216

Total Liabilities	190,690

Net Assets	$48,674,053

Net assets were comprised of:
Shares of beneficial interest, at par	$4,408
Paid-in capital in excess of par	47,977,247
Total distributable earnings (loss)	692,398

Net assets, January 31, 2026	$48,674,053

See Notes to Financial Statements.

PGIM Target Date 2025 Fund 27

PGIM Target Date 2025 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2026

Class R1

Net asset value, offering price and redemption price per share, ($100,155 ÷ 9,112 shares of beneficial interest issued and outstanding)	$10.99

Class R2

Net asset value, offering price and redemption price per share, ($595,712 ÷ 54,130 shares of beneficial interest issued and outstanding)	$11.01

Class R3

Net asset value, offering price and redemption price per share, ($581,988 ÷ 52,838 shares of beneficial interest issued and outstanding)	$11.01

Class R4

Net asset value, offering price and redemption price per share, ($18,166 ÷ 1,650 shares of beneficial interest issued and outstanding)	$11.01

Class R5

Net asset value, offering price and redemption price per share, ($1,083,373 ÷ 98,305 shares of beneficial interest issued and outstanding)	$11.02

Class R6

Net asset value, offering price and redemption price per share, ($46,294,659 ÷ 4,192,135 shares of beneficial interest issued and outstanding)	$11.04

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

28

PGIM Target Date 2025 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2026

Net Investment Income (Loss)
Affiliated dividend income	$1,084,947

Expenses
Distribution fee(a)	1,271
Shareholder servicing fees(a)	330
Custodian and accounting fees	29,013
Professional fees	16,324
Audit fee	10,500
Registration fees(a)	9,815
Shareholders’ reports	7,988
Fund data services	5,817
Trustees’ fees	5,157
Transfer agent’s fees and expenses (including affiliated expense of $ 794)(a)	2,528
Miscellaneous	3,491

Total expenses	92,234
Less: Fee waiver and/or expense reimbursement(a)	(89,235)

Net expenses	2,999

Net investment income (loss)	1,081,948

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	342,527
Net capital gain distributions received	800,952
Payment from Manager	13,237

1,156,716

Net change in unrealized appreciation (depreciation) on investments	1,266,326

Net gain (loss) on investment transactions	2,423,042

Net Increase (Decrease) In Net Assets Resulting From Operations	$3,504,990

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	237	747	287	—	—	—
Shareholder servicing fees	12	50	268	—	—	—
Registration fees	1,613	1,614	1,614	1,613	1,645	1,716
Transfer agent’s fees and expenses	91	373	435	39	768	822
Fee waiver and/or expense reimbursement	(1,775)	(2,403)	(2,669)	(1,663)	(3,562)	(77,163)

See Notes to Financial Statements.

PGIM Target Date 2025 Fund 29

PGIM Target Date 2025 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2026	Year Ended July 31, 2025
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,081,948	$1,691,818
Net realized gain (loss) on investment transactions	1,156,716	(14,487)
Net change in unrealized appreciation (depreciation) on investments	1,266,326	1,984,174

Net increase (decrease) in net assets resulting from operations	3,504,990	3,661,505

Dividends and Distributions
Distributions from distributable earnings
Class R1	(4,452)	(1,808)
Class R2	(35,218)	(28,663)
Class R3	(28,999)	(57,434)
Class R4	(912)	(1,760)
Class R5	(54,180)	(103,985)
Class R6	(2,475,312)	(5,335,780)

	(2,599,073)	(5,529,430)

Fund share transactions
Net proceeds from shares sold	2,039,008	7,005,120
Net asset value of shares issued in reinvestment of dividends and distributions	2,599,073	5,529,430
Cost of shares purchased	(4,886,314)	(10,801,293)

Net increase (decrease) in net assets from Fund share transactions	(248,233)	1,733,257

Total increase (decrease)	657,684	(134,668)

Net Assets:
Beginning of period	48,016,369	48,151,037

End of period	$48,674,053	$48,016,369

See Notes to Financial Statements.

30

PGIM Target Date 2025 Fund

Financial Highlights (unaudited)

Class R1 Shares
	Six Months
	Ended
	January 31,		Year Ended July 31,
	2026		2025	2024		2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.77		$11.23	$10.62		$11.19	$13.01	$11.24
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.27	0.28		0.37	0.47	0.14
Net realized and unrealized gain (loss) on investment transactions	0.54		0.47	0.64		(0.25)	(1.07)	1.84
Total from investment operations	0.75		0.74	0.92		0.12	(0.60)	1.98
Less Dividends and Distributions:
Dividends from net investment income	(0.36)		(0.43)	(0.27)		(0.38)	(0.75)	(0.11)
Distributions from net realized gains	(0.17)		(0.77)	(0.04)		(0.31)	(0.47)	(0.10)
Total dividends and distributions	(0.53)		(1.20)	(0.31)		(0.69)	(1.22)	(0.21)
Net asset value, end of period	$10.99		$10.77	$11.23		$10.62	$11.19	$13.01
Total Return(b):	7.00%		7.17%	8.86%		1.56%	(5.37)%	17.76%

Ratios/Supplemental Data:
Net assets, end of period (000)	$100		$86	$17		$14	$14	$14
Average net assets (000)	$94		$29	$14		$13	$14	$13
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.69	%(d)	0.67%	0.68	%(e)	0.76%	0.76%	0.75%
Expenses before waivers and/or expense reimbursement	4.44	%(d)	12.55%	22.27%		23.35%	27.65%	50.15%
Net investment income (loss)	3.70	%(d)	2.48%	2.61%		3.51%	3.86%	1.18%
Portfolio turnover rate(f)	40%		38%	53%		26%	58%	44%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2025 Fund 31

PGIM Target Date 2025 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months
	Ended
	January 31,		Year Ended July 31,
	2026		2025	2024		2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.79		$11.26	$10.64		$11.22	$13.04	$11.26
Income (loss) from investment operations:
Net investment income (loss)	0.25		0.30	0.31		0.38	0.48	0.15
Net realized and unrealized gain (loss) on investment transactions	0.53		0.46	0.65		(0.24)	(1.05)	1.86
Total from investment operations	0.78		0.76	0.96		0.14	(0.57)	2.01
Less Dividends and Distributions:
Dividends from net investment income	(0.39)		(0.46)	(0.30)		(0.41)	(0.78)	(0.13)
Distributions from net realized gains	(0.17)		(0.77)	(0.04)		(0.31)	(0.47)	(0.10)
Total dividends and distributions	(0.56)		(1.23)	(0.34)		(0.72)	(1.25)	(0.23)
Net asset value, end of period	$11.01		$10.79	$11.26		$10.64	$11.22	$13.04
Total Return(b):	7.25%		7.35%	9.19%		1.74%	(5.12)%	18.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$596		$269	$617		$148	$106	$82
Average net assets (000)	$593		$336	$346		$120	$92	$71
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.44	%(d)	0.41%	0.41	%(e)	0.51%	0.51%	0.50%
Expenses before waivers and/or expense reimbursement	1.24	%(d)	1.87%	1.95%		3.42%	6.27%	10.60%
Net investment income (loss)	4.40	%(d)	2.76%	2.85%		3.65%	3.99%	1.29%
Portfolio turnover rate(f)	40%		38%	53%		26%	58%	44%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

32

PGIM Target Date 2025 Fund

Financial Highlights (unaudited) (continued)

Class R3 Shares
	Six Months
	Ended
	January 31,		Year Ended July 31,
	2026		2025	2024		2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.81		$11.27	$10.65		$11.23	$13.06	$11.27
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.34	0.32		0.41	0.43	0.19
Net realized and unrealized gain (loss) on investment transactions	0.54		0.44	0.65		(0.25)	(0.99)	1.85
Total from investment operations	0.77		0.78	0.97		0.16	(0.56)	2.04
Less Dividends and Distributions:
Dividends from net investment income	(0.40)		(0.47)	(0.31)		(0.43)	(0.80)	(0.15)
Distributions from net realized gains	(0.17)		(0.77)	(0.04)		(0.31)	(0.47)	(0.10)
Total dividends and distributions	(0.57)		(1.24)	(0.35)		(0.74)	(1.27)	(0.25)
Net asset value, end of period	$11.01		$10.81	$11.27		$10.65	$11.23	$13.06
Total Return(b):	7.21%		7.60%	9.34%		1.91%	(5.04)%	18.32%

Ratios/Supplemental Data:
Net assets, end of period (000)	$582		$548	$518		$465	$449	$9,911
Average net assets (000)	$570		$531	$481		$435	$663	$8,876
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.29	%(d)	0.26%	0.28	%(e)	0.36%	0.36%	0.35%
Expenses before waivers and/or expense reimbursement	1.22	%(d)	1.29%	1.32%		1.03%	1.02%	0.61%
Net investment income (loss)	4.12	%(d)	3.18%	3.02%		3.93%	3.60%	1.59%
Portfolio turnover rate(f)	40%		38%	53%		26%	58%	44%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2025 Fund 33

PGIM Target Date 2025 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months
	Ended
	January 31,		Year Ended July 31,
	2026		2025	2024		2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.81		$11.28	$10.66		$11.24	$13.06	$11.28
Income (loss) from investment operations:
Net investment income (loss)	0.24		0.27	0.34		0.47	0.51	0.20
Net realized and unrealized gain (loss) on investment transactions	0.54		0.52	0.64		(0.30)	(1.05)	1.84
Total from investment operations	0.78		0.79	0.98		0.17	(0.54)	2.04
Less Dividends and Distributions:
Dividends from net investment income	(0.41)		(0.49)	(0.32)		(0.44)	(0.81)	(0.16)
Distributions from net realized gains	(0.17)		(0.77)	(0.04)		(0.31)	(0.47)	(0.10)
Total dividends and distributions	(0.58)		(1.26)	(0.36)		(0.75)	(1.28)	(0.26)
Net asset value, end of period	$11.01		$10.81	$11.28		$10.66	$11.24	$13.06
Total Return(b):	7.31%		7.62%	9.44%		2.02%	(4.87)%	18.43%

Ratios/Supplemental Data:
Net assets, end of period (000)	$18		$17	$223		$14	$22	$15
Average net assets (000)	$18		$44	$183		$21	$18	$14
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.19	%(d)	0.15%	0.17	%(e)	0.26%	0.26%	0.25%
Expenses before waivers and/or expense reimbursement	18.90	%(d)	7.98%	2.23%		14.42%	21.59%	48.41%
Net investment income (loss)	4.22	%(d)	2.43%	3.20%		4.49%	4.24%	1.68%
Portfolio turnover rate(f)	40%		38%	53%		26%	58%	44%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

PGIM Target Date 2025 Fund

Financial Highlights (unaudited) (continued)

Class R5 Shares
	Six Months
	Ended
	January 31,		Year Ended July 31,
	2026		2025	2024		2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.83		$11.28	$10.66		$11.25	$13.07	$11.28
Income (loss) from investment operations:
Net investment income (loss)	0.24		0.37	0.34		0.43	0.49	0.22
Net realized and unrealized gain (loss) on investment transactions	0.54		0.45	0.65		(0.26)	(1.02)	1.84
Total from investment operations	0.78		0.82	0.99		0.17	(0.53)	2.06
Less Dividends and Distributions:
Dividends from net investment income	(0.42)		(0.50)	(0.33)		(0.45)	(0.82)	(0.17)
Distributions from net realized gains	(0.17)		(0.77)	(0.04)		(0.31)	(0.47)	(0.10)
Total dividends and distributions	(0.59)		(1.27)	(0.37)		(0.76)	(1.29)	(0.27)
Net asset value, end of period	$11.02		$10.83	$11.28		$10.66	$11.25	$13.07
Total Return(b):	7.31%		7.90%	9.54%		2.04%	(4.77)%	18.53%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,083		$964	$903		$727	$606	$266
Average net assets (000)	$1,022		$920	$867		$647	$425	$197
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.09	%(d)	0.06%	0.08	%(e)	0.16%	0.16%	0.15%
Expenses before waivers and/or expense reimbursement	0.78	%(d)	0.84%	0.83%		0.89%	1.24%	3.68%
Net investment income (loss)	4.32	%(d)	3.43%	3.22%		4.15%	4.12%	1.85%
Portfolio turnover rate(f)	40%		38%	53%		26%	58%	44%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2025 Fund 35

PGIM Target Date 2025 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months
	Ended
	January 31,		Year Ended July 31,
	2026		2025		2024		2023		2022		2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.85		$11.31		$10.69		$11.27		$13.10		$11.30
Income (loss) from investment operations:
Net investment income (loss)	0.25		0.38		0.36		0.45		0.56		0.24
Net realized and unrealized gain (loss) on investment transactions	0.55		0.44		0.65		(0.26)		(1.08)		1.85
Total from investment operations	0.80		0.82		1.01		0.19		(0.52)		2.09
Less Dividends and Distributions:
Dividends from net investment income	(0.44)		(0.51)		(0.35)		(0.46)		(0.84)		(0.19)
Distributions from net realized gains	(0.17)		(0.77)		(0.04)		(0.31)		(0.47)		(0.10)
Total dividends and distributions	(0.61)		(1.28)		(0.39)		(0.77)		(1.31)		(0.29)
Net asset value, end of period	$11.04		$10.85		$11.31		$10.69		$11.27		$13.10
Total Return(b):	7.45%		7.95%		9.67%		2.29%		(4.70)%		18.75%

Ratios/Supplemental Data:
Net assets, end of period (000)	$46,295		$46,133		$45,872		$62,674		$71,290		$80,212
Average net assets (000)	$46,740		$47,358		$50,631		$64,956		$82,904		$79,030
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.00	%(d)	0.00%		0.01	%(e)	0.01	%(f)	0.00	%(f)	0.00	%(f)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.00	%(d)(g)	0.00	%(g)	0.01	%(e)(g)	0.01%		0.01%		0.00	%(h)
Expenses before waivers and/or expense reimbursement	0.33	%(d)	0.33%		0.33%		0.26%		0.19%		0.20%
Net investment income (loss)	4.38	%(d)	3.45%		3.35%		4.31%		4.62%		1.94%
Portfolio turnover rate(i)	40%		38%		53%		26%		58%		44%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(g)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(h)	Amount rounds to zero.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

PGIM Target Date 2030 Fund

Schedule of Investments (unaudited)

as of January 31, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 96.7%

AFFILIATED EXCHANGE-TRADED FUND 19.3%
Fixed Income
PGIM Total Return Bond ETF (cost $11,971,531)	284,047	$11,969,741

AFFILIATED MUTUAL FUNDS 77.4%
Domestic Equity 32.8%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	91,953	1,388,491
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	360,532	17,438,955
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	146,892	1,502,708

		20,330,154

Fixed Income 25.6%
PGIM Core Conservative Bond Fund (Class R6)	486,479	4,242,094
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	281,143	2,164,802
PGIM TIPS Fund (Class R6)	1,129,373	9,498,025

		15,904,921

International Equity 19.0%
PGIM Global Real Estate Fund (Class R6)	174,343	3,727,453
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	456,446	8,042,580

		11,770,033

TOTAL AFFILIATED MUTUAL FUNDS (cost $40,051,262)		48,005,108

TOTAL LONG-TERM INVESTMENTS (cost $52,022,793)		59,974,849

SHORT-TERM INVESTMENT 3.3%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $2,072,496)	2,072,496	2,072,496

TOTAL INVESTMENTS 100.0% (cost $54,095,289)(wa)		62,047,345
Liabilities in excess of other assets (0.0)%		(24,840)

NET ASSETS 100.0%		$62,022,505

Below is a list of the abbreviation(s) used in the semiannual report:

ETF—Exchange-Traded Fund

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa) Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Target Date 2030 Fund 37

PGIM Target Date 2030 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

The following is a summary of the inputs used as of January 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Fund
Fixed Income	$11,969,741	$—	$—
Affiliated Mutual Funds
Domestic Equity	20,330,154	—	—
Fixed Income	15,904,921	—	—
International Equity	11,770,033	—	—
Short-Term Investment
Affiliated Mutual Fund	2,072,496	—	—

Total	$62,047,345	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2026 were as follows:

Fixed Income	44.9%
Domestic Equity	32.8

International Equity	19.0%
Short-Term	3.3

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

38

PGIM Target Date 2030 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2026

Assets
Investments at value:
Affiliated investments (cost $54,095,289)	$62,047,345
Receivable for investments sold	201,237
Receivable for Fund shares sold	37,323
Due from Manager	18,254
Prepaid expenses and other assets	2,202

Total Assets	62,306,361

Liabilities
Payable for investments purchased	215,664
Payable for Fund shares purchased	18,945
Custodian and accounting fees payable	18,096
Professional fees payable	11,009
Audit fee payable	10,490
Accrued expenses and other liabilities	7,991
Trustees’ fees payable	827
Distribution fee payable	476
Affiliated transfer agent fee payable	358

Total Liabilities	283,856

Net Assets	$62,022,505

Net assets were comprised of:
Shares of beneficial interest, at par	$5,187
Paid-in capital in excess of par	57,979,354
Total distributable earnings (loss)	4,037,964

Net assets, January 31, 2026	$62,022,505

See Notes to Financial Statements.

PGIM Target Date 2030 Fund 39

PGIM Target Date 2030 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2026

Class R1

Net asset value, offering price and redemption price per share, ($250,189 ÷ 21,009 shares of beneficial interest issued and outstanding)	$11.91

Class R2

Net asset value, offering price and redemption price per share, ($1,250,615 ÷ 104,784 shares of beneficial interest issued and outstanding)	$11.94

Class R3

Net asset value, offering price and redemption price per share, ($2,220,275 ÷ 186,174 shares of beneficial interest issued and outstanding)	$11.93

Class R4

Net asset value, offering price and redemption price per share, ($27,594 ÷ 2,318 shares of beneficial interest issued and outstanding)	$11.91

Class R5

Net asset value, offering price and redemption price per share, ($4,700,078 ÷ 393,779 shares of beneficial interest issued and outstanding)	$11.94

Class R6

Net asset value, offering price and redemption price per share, ($53,573,754 ÷ 4,479,204 shares of beneficial interest issued and outstanding)	$11.96

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2030 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2026

Net Investment Income (Loss)

Affiliated dividend income	$1,283,240

Expenses
Distribution fee(a)	2,498
Shareholder servicing fees(a)	1,058
Custodian and accounting fees	28,804
Professional fees	15,683
Audit fee	10,491
Registration fees(a)	9,751
Shareholders’ reports	8,190
Transfer agent’s fees and expenses (including affiliated expense of $1,087)(a)	7,011
Fund data services	5,817
Trustees’ fees	5,185
Miscellaneous	3,268

Total expenses	97,756
Less: Fee waiver and/or expense reimbursement(a)	(89,976)

Net expenses	7,780

Net investment income (loss)	1,275,460

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	615,053
Net capital gain distributions received	1,088,510
Payment from Manager	13,654

1,717,217

Net change in unrealized appreciation (depreciation) on investments	1,527,147

Net gain (loss) on investment transactions	3,244,364

Net Increase (Decrease) In Net Assets Resulting From Operations	$4,519,824

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	768	654	1,076	—	—	—
Shareholder servicing fees	85	—	969	4	—	—
Registration fees	1,566	1,819	1,566	1,566	1,566	1,668
Transfer agent’s fees and expenses	284	326	1,548	79	3,727	1,047
Fee waiver and/or expense reimbursement	(2,036)	(2,324)	(4,787)	(1,657)	(9,272)	(69,900)

See Notes to Financial Statements.

PGIM Target Date 2030 Fund 41

PGIM Target Date 2030 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2026	Year Ended July 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,275,460	$1,868,445
Net realized gain (loss) on investment transactions	1,717,217	494,832
Net change in unrealized appreciation (depreciation) on investments	1,527,147	2,258,412

Net increase (decrease) in net assets resulting from operations	4,519,824	4,621,689

Dividends and Distributions
Distributions from distributable earnings
Class R1	(8,534)	(10,439)
Class R2	(16,907)	(47,275)
Class R3	(84,778)	(212,000)
Class R4	(1,075)	(2,409)
Class R5	(189,313)	(670,383)
Class R6	(2,212,918)	(5,864,606)

	(2,513,525)	(6,807,112)

Fund share transactions
Net proceeds from shares sold	7,352,537	10,306,602
Net asset value of shares issued in reinvestment of dividends and distributions	2,513,488	6,807,048
Cost of shares purchased	(6,575,802)	(12,541,406)

Net increase (decrease) in net assets from Fund share transactions	3,290,223	4,572,244

Total increase (decrease)	5,296,522	2,386,821

Net Assets:

Beginning of period	56,725,983	54,339,162

End of period	$62,022,505	$56,725,983

See Notes to Financial Statements.

PGIM Target Date 2030 Fund

Financial Highlights (unaudited)

Class R1 Shares

	Six Months Ended January 31,		Year Ended July 31,
	2026		2025	2024		2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.46		$11.98	$11.29		$11.92	$13.72	$11.48
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.27	0.27		0.35	0.43	0.13
Net realized and unrealized gain (loss) on investment transactions	0.66		0.58	0.81		(0.09)	(1.15)	2.32
Total from investment operations	0.87		0.85	1.08		0.26	(0.72)	2.45
Less Dividends and Distributions:
Dividends from net investment income	(0.34)		(0.38)	(0.23)		(0.40)	(0.79)	(0.11)
Distributions from net realized gains	(0.08)		(0.99)	(0.16)		(0.49)	(0.29)	(0.10)
Total dividends and distributions	(0.42)		(1.37)	(0.39)		(0.89)	(1.08)	(0.21)
Net asset value, end of period	$11.91		$11.46	$11.98		$11.29	$11.92	$13.72
Total Return(b):	7.68%		7.70%	9.83%		2.88%	(5.94)%	21.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$250		$323	$98		$69	$59	$55
Average net assets (000)	$305		$136	$74		$62	$58	$48
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.70	%(d)	0.67%	0.68	%(e)	0.75%	0.75%	0.74%
Expenses before waivers and/or expense reimbursement	2.03	%(d)	3.27%	5.54%		5.88%	7.42%	14.75%
Net investment income (loss)	3.53	%(d)	2.36%	2.39%		3.17%	3.37%	1.05%
Portfolio turnover rate(f)	40%		41%	62%		29%	56%	46%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2030 Fund 43

PGIM Target Date 2030 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares

	Six Months Ended January 31,		Year Ended July 31,
	2026		2025	2024		2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.50		$12.02	$11.32		$11.95	$13.74	$11.50
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.33	0.30		0.38	0.58	0.16
Net realized and unrealized gain (loss) on investment transactions	0.68		0.55	0.82		(0.09)	(1.26)	2.31
Total from investment operations	0.89		0.88	1.12		0.29	(0.68)	2.47
Less Dividends and Distributions:
Dividends from net investment income	(0.37)		(0.41)	(0.26)		(0.43)	(0.82)	(0.13)
Distributions from net realized gains	(0.08)		(0.99)	(0.16)		(0.49)	(0.29)	(0.10)
Total dividends and distributions	(0.45)		(1.40)	(0.42)		(0.92)	(1.11)	(0.23)
Net asset value, end of period	$11.94		$11.50	$12.02		$11.32	$11.95	$13.74
Total Return(b):	7.84%		7.96%	10.15%		3.11%	(5.69)%	21.83%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,251		$429	$390		$318	$299	$7,308
Average net assets (000)	$519		$418	$344		$299	$5,088	$6,013
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.44	%(d)	0.41%	0.42	%(e)	0.50%	0.49%	0.49%
Expenses before waivers and/or expense reimbursement	1.33	%(d)	1.52%	1.80%		1.89%	0.76%	0.84%
Net investment income (loss)	3.39	%(d)	2.89%	2.64%		3.44%	4.39%	1.29%
Portfolio turnover rate(f)	40%		41%	62%		29%	56%	46%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2030 Fund

Financial Highlights (unaudited) (continued)

Class R3 Shares

	Six Months Ended January 31,		Year Ended July 31,
	2026		2025	2024		2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.50		$12.02	$11.32		$11.95	$13.75	$11.50
Income (loss) from investment operations:
Net investment income (loss)	0.25		0.35	0.32		0.40	0.47	0.18
Net realized and unrealized gain (loss) on investment transactions	0.65		0.55	0.82		(0.09)	(1.13)	2.32
Total from investment operations	0.90		0.90	1.14		0.31	(0.66)	2.50
Less Dividends and Distributions:
Dividends from net investment income	(0.39)		(0.43)	(0.28)		(0.45)	(0.85)	(0.15)
Distributions from net realized gains	(0.08)		(0.99)	(0.16)		(0.49)	(0.29)	(0.10)
Total dividends and distributions	(0.47)		(1.42)	(0.44)		(0.94)	(1.14)	(0.25)
Net asset value, end of period	$11.93		$11.50	$12.02		$11.32	$11.95	$13.75
Total Return(b):	7.90%		8.10%	10.34%		3.32%	(5.55)%	22.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,220		$2,019	$1,846		$1,563	$1,341	$3,414
Average net assets (000)	$2,134		$1,895	$1,657		$1,376	$1,397	$2,857
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.30	%(d)	0.26%	0.28	%(e)	0.32%	0.35%	0.34%
Expenses before waivers and/or expense reimbursement	0.74	%(d)	0.80%	0.85%		0.57%	0.57%	0.78%
Net investment income (loss)	4.11	%(d)	3.02%	2.79%		3.58%	3.71%	1.45%
Portfolio turnover rate(f)	40%		41%	62%		29%	56%	46%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2030 Fund 45

PGIM Target Date 2030 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares

	Six Months Ended January 31,		Year Ended July 31,
	2026		2025	2024		2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.49		$12.00	$11.31		$11.94	$13.74	$11.49
Income (loss) from investment operations:
Net investment income (loss)	0.25		0.35	0.34		0.43	0.48	0.19
Net realized and unrealized gain (loss) on investment transactions	0.65		0.57	0.80		(0.11)	(1.13)	2.32
Total from investment operations	0.90		0.92	1.14		0.32	(0.65)	2.51
Less Dividends and Distributions:
Dividends from net investment income	(0.40)		(0.44)	(0.29)		(0.46)	(0.86)	(0.16)
Distributions from net realized gains	(0.08)		(0.99)	(0.16)		(0.49)	(0.29)	(0.10)
Total dividends and distributions	(0.48)		(1.43)	(0.45)		(0.95)	(1.15)	(0.26)
Net asset value, end of period	$11.91		$11.49	$12.00		$11.31	$11.94	$13.74
Total Return(b):	7.92%		8.34%	10.33%		3.44%	(5.47)%	22.12%

Ratios/Supplemental Data:
Net assets, end of period (000)	$28		$26	$33		$37	$31	$22
Average net assets (000)	$27		$24	$35		$32	$26	$18
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.20	%(d)	0.16%	0.19	%(e)	0.25%	0.25%	0.24%
Expenses before waivers and/or expense reimbursement	12.51	%(d)	13.50%	9.79%		9.71%	14.46%	37.53%
Net investment income (loss)	4.19	%(d)	3.03%	3.06%		3.92%	3.79%	1.54%
Portfolio turnover rate(f)	40%		41%	62%		29%	56%	46%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2030 Fund

Financial Highlights (unaudited) (continued)

Class R5 Shares

	Six Months Ended January 31,		Year Ended July 31,
	2026		2025	2024		2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.52		$12.04	$11.34		$11.97	$13.77	$11.52
Income (loss) from investment operations:
Net investment income (loss)	0.25		0.38	0.34		0.42	0.51	0.21
Net realized and unrealized gain (loss) on investment transactions	0.67		0.54	0.82		(0.09)	(1.15)	2.31
Total from investment operations	0.92		0.92	1.16		0.33	(0.64)	2.52
Less Dividends and Distributions:
Dividends from net investment income	(0.42)		(0.45)	(0.30)		(0.47)	(0.87)	(0.17)
Distributions from net realized gains	(0.08)		(0.99)	(0.16)		(0.49)	(0.29)	(0.10)
Total dividends and distributions	(0.50)		(1.44)	(0.46)		(0.96)	(1.16)	(0.27)
Net asset value, end of period	$11.94		$11.52	$12.04		$11.34	$11.97	$13.77
Total Return(b):	8.01%		8.33%	10.51%		3.55%	(5.36)%	22.18%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,700		$4,825	$6,067		$4,312	$3,921	$3,877
Average net assets (000)	$4,769		$5,663	$5,171		$3,932	$3,888	$3,548
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.10	%(d)	0.06%	0.07	%(e)	0.15%	0.15%	0.14%
Expenses before waivers and/or expense reimbursement	0.49	%(d)	0.43%	0.54%		0.50%	0.44%	0.55%
Net investment income (loss)	4.22	%(d)	3.25%	3.00%		3.75%	3.94%	1.66%
Portfolio turnover rate(f)	40%		41%	62%		29%	56%	46%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2030 Fund 47

PGIM Target Date 2030 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares

	Six Months Ended January 31,		Year Ended July 31,
	2026		2025		2024		2023		2022		2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.55		$12.06		$11.36		$12.00		$13.80		$11.54
Income (loss) from investment operations:
Net investment income (loss)	0.26		0.38		0.36		0.44		0.53		0.23
Net realized and unrealized gain (loss) on investment transactions	0.66		0.57		0.81		(0.10)		(1.15)		2.32
Total from investment operations	0.92		0.95		1.17		0.34		(0.62)		2.55
Less Dividends and Distributions:
Dividends from net investment income	(0.43)		(0.47)		(0.31)		(0.49)		(0.89)		(0.19)
Distributions from net realized gains	(0.08)		(0.99)		(0.16)		(0.49)		(0.29)		(0.10)
Total dividends and distributions	(0.51)		(1.46)		(0.47)		(0.98)		(1.18)		(0.29)
Net asset value, end of period	$11.96		$11.55		$12.06		$11.36		$12.00		$13.80
Total Return(b):	8.05%		8.57%		10.65%		3.63%		(5.20)%		22.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$53,574		$49,105		$45,906		$59,285		$65,639		$71,254
Average net assets (000)	$50,862		$48,669		$51,567		$60,037		$73,198		$68,119
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.00	%(d)	0.00%		0.01	%(e)	0.00	%(f)	0.00	%(f)	0.00	%(f)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.00	%(d)(g)	0.00	%(g)	0.01	%(e)(g)	0.00	%(h)	(0.00	)%(h)	(0.01)%
Expenses before waivers and/or expense reimbursement	0.27	%(d)	0.29%		0.30%		0.26%		0.20%		0.22%
Net investment income (loss)	4.35	%(d)	3.31%		3.14%		3.98%		4.14%		1.79%
Portfolio turnover rate(i)	40%		41%		62%		29%		56%		46%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(g)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(h)	Amount rounds to zero.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2035 Fund

Schedule of Investments (unaudited)

as of January 31, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 97.7%

AFFILIATED EXCHANGE-TRADED FUND 15.2%
Fixed Income
PGIM Total Return Bond ETF (cost $8,603,934)	204,144	$8,602,628

AFFILIATED MUTUAL FUNDS 82.5%
Domestic Equity 40.6%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	121,703	1,837,715
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	395,149	19,113,342
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	195,447	1,999,419

		22,950,476

Fixed Income 18.7%
PGIM Core Conservative Bond Fund (Class R6)	329,115	2,869,884
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	220,783	1,700,028
PGIM TIPS Fund (Class R6)	708,659	5,959,819

		10,529,731

International Equity 23.2%
PGIM Global Real Estate Fund (Class R6)	158,990	3,399,209
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	91,936	1,333,068
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	476,266	8,391,803

		13,124,080

TOTAL AFFILIATED MUTUAL FUNDS (cost $37,864,608)		46,604,287

TOTAL LONG-TERM INVESTMENTS (cost $46,468,542)		55,206,915

SHORT-TERM INVESTMENT 2.3%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,319,462)	1,319,462	1,319,462

TOTAL INVESTMENTS 100.0% (cost $47,788,004)(wa)		56,526,377
Liabilities in excess of other assets (0.0)%		(22,468)

NET ASSETS 100.0%		$56,503,909

Below is a list of the abbreviation(s) used in the semiannual report:

ETF—Exchange-Traded Fund

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa) Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Target Date 2035 Fund 49

PGIM Target Date 2035 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

The following is a summary of the inputs used as of January 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Fund
Fixed Income	$8,602,628	$—	$—
Affiliated Mutual Funds
Domestic Equity	22,950,476	—	—
Fixed Income	10,529,731	—	—
International Equity	13,124,080	—	—
Short-Term Investment
Affiliated Mutual Fund	1,319,462	—	—

Total	$56,526,377	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2026 were as follows:

Domestic Equity	40.6%
Fixed Income	33.9

International Equity	23.2%
Short-Term	2.3

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Target Date 2035 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2026

Assets
Investments at value:
Affiliated investments (cost $47,788,004)	$56,526,377
Receivable for investments sold	187,419
Due from Manager	18,684
Receivable for Fund shares sold	12,035

Prepaid expenses and other assets	1,685

Total Assets	56,746,200

Liabilities
Payable for investments purchased	186,865
Custodian and accounting fees payable	18,126
Professional fees payable	11,174
Audit fee payable	10,491
Accrued expenses and other liabilities	8,450
Payable for Fund shares purchased	5,767
Trustees’ fees payable	790
Distribution fee payable	325
Affiliated transfer agent fee payable	303

Total Liabilities	242,291

Net Assets	$56,503,909

Net assets were comprised of:
Shares of beneficial interest, at par	$4,484
Paid-in capital in excess of par	49,405,889
Total distributable earnings (loss)	7,093,536

Net assets, January 31, 2026	$56,503,909

See Notes to Financial Statements.

PGIM Target Date 2035 Fund 51

PGIM Target Date 2035 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2026

Class R1
Net asset value, offering price and redemption price per share, ($459,204 ÷ 36,626 shares of beneficial interest issued and outstanding)	$12.54

Class R2
Net asset value, offering price and redemption price per share, ($263,520 ÷ 20,982 shares of beneficial interest issued and outstanding)	$12.56

Class R3
Net asset value, offering price and redemption price per share, ($899,771 ÷ 71,529 shares of beneficial interest issued and outstanding)	$12.58

Class R4
Net asset value, offering price and redemption price per share, ($29,659 ÷ 2,355 shares of beneficial interest issued and outstanding)	$12.59

Class R5
Net asset value, offering price and redemption price per share, ($2,259,550 ÷ 179,402 shares of beneficial interest issued and outstanding)	$12.59

Class R6
Net asset value, offering price and redemption price per share, ($52,592,205 ÷ 4,172,905 shares of beneficial interest issued and outstanding)	$12.60

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2035 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2026

Net Investment Income (Loss)
Affiliated dividend income	$1,093,603

Expenses
Distribution fee(a)	2,316
Shareholder servicing fees(a)	903
Custodian and accounting fees	28,742
Professional fees	15,555
Audit fee	10,491
Registration fees(a)	10,166
Shareholders’ reports	7,719
Fund data services	5,817
Trustees’ fees	5,120
Transfer agent’s fees and expenses (including affiliated expense of $ 939)(a)	4,227
Miscellaneous	3,298

Total expenses	94,354
Less: Fee waiver and/or expense reimbursement(a)	(89,031)

Net expenses	5,323

Net investment income (loss)	1,088,280

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	401,229
Net capital gain distributions received	1,423,672
Payment from Manager	15,764

1,840,665

Net change in unrealized appreciation (depreciation) on investments	1,810,965

Net gain (loss) on investment transactions	3,651,630

Net Increase (Decrease) In Net Assets Resulting From Operations	$4,739,910

(a) Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	1,209	361	746	—	—	—
Shareholder servicing fees	90	55	754	4	—	—
Registration fees	1,586	2,256	1,585	1,585	1,585	1,569
Transfer agent’s fees and expenses	230	396	1,203	79	1,301	1,018
Fee waiver and/or expense reimbursement	(2,154)	(2,857)	(4,316)	(1,683)	(4,938)	(73,083)

See Notes to Financial Statements.

PGIM Target Date 2035 Fund 53

PGIM Target Date 2035 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2026	Year Ended July 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,088,280	$1,360,286
Net realized gain (loss) on investment transactions	1,840,665	483,723
Net change in unrealized appreciation (depreciation) on investments	1,810,965	2,382,713

Net increase (decrease) in net assets resulting from operations	4,739,910	4,226,722

Dividends and Distributions
Distributions from distributable earnings
Class R1	(15,508)	(4,912)
Class R2	(9,502)	(31,089)
Class R3	(34,507)	(153,214)
Class R4	(1,133)	(2,646)
Class R5	(83,336)	(191,989)
Class R6	(2,132,791)	(4,853,093)

	(2,276,777)	(5,236,943)

Fund share transactions
Net proceeds from shares sold	6,658,660	10,847,100
Net asset value of shares issued in reinvestment of dividends and distributions	2,276,777	5,236,943
Cost of shares purchased	(4,400,696)	(7,628,803)

Net increase (decrease) in net assets from Fund share transactions	4,534,741	8,455,240

Total increase (decrease)	6,997,874	7,445,019

Net Assets:

Beginning of period	49,506,035	42,061,016

End of period	$56,503,909	$49,506,035

See Notes to Financial Statements.

PGIM Target Date 2035 Fund

Financial Highlights (unaudited)

Class R1 Shares
	Six Months Ended January 31, 2026		Year Ended July 31,
			2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.91		$12.31	$11.43	$11.73	$14.14	$11.47
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.20	0.22	0.30	0.39	0.12
Net realized and unrealized gain (loss) on investment transactions	0.86		0.81	1.05	0.17	(1.17)	2.76
Total from investment operations	1.07		1.01	1.27	0.47	(0.78)	2.88
Less Dividends and Distributions:
Dividends from net investment income	(0.29)		(0.40)	(0.25)	(0.29)	(0.86)	(0.11)
Distributions from net realized gains	(0.15)		(1.01)	(0.14)	(0.48)	(0.77)	(0.10)
Total dividends and distributions	(0.44)		(1.41)	(0.39)	(0.77)	(1.63)	(0.21)
Net asset value, end of period	$12.54		$11.91	$12.31	$11.43	$11.73	$14.14
Total Return(b):	9.02%		8.83%	11.41%	4.69%	(6.67)%	25.33%

Ratios/Supplemental Data:
Net assets, end of period (000)	$459		$440	$58	$34	$31	$32
Average net assets (000)	$480		$110	$35	$31	$31	$29
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.69	%(d)	0.67%	0.65%	0.73%	0.73%	0.73%
Expenses before waivers and/or expense reimbursement	1.58	%(d)	4.03%	9.90%	10.74%	13.02%	29.33%
Net investment income (loss)	3.30	%(d)	1.65%	1.93%	2.77%	3.02%	0.91%
Portfolio turnover rate(e)	32%		36%	76%	29%	52%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2035 Fund 55

PGIM Target Date 2035 Fund

Financial Highlights  (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31, 2026		Year Ended July 31,
			2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.94		$12.32	$11.45	$11.75	$14.15	$11.48
Income (loss) from investment operations:
Net investment income (loss)	0.22		0.26	0.23	0.24 (b)	0.42	0.15
Net realized and unrealized gain (loss) on investment transactions	0.87		0.78	1.06	0.26 (c)	(1.16)	2.76
Total from investment operations	1.09		1.04	1.29	0.50	(0.74)	2.91
Less Dividends and Distributions:
Dividends from net investment income	(0.32)		(0.41)	(0.28)	(0.32)	(0.89)	(0.14)
Distributions from net realized gains	(0.15)		(1.01)	(0.14)	(0.48)	(0.77)	(0.10)
Total dividends and distributions	(0.47)		(1.42)	(0.42)	(0.80)	(1.66)	(0.24)
Net asset value, end of period	$12.56		$11.94	$12.32	$11.45	$11.75	$14.15
Total Return(d):	9.21%		9.13%	11.56%	4.96%	(6.36)%	25.59%

Ratios/Supplemental Data:
Net assets, end of period (000)	$264		$314	$883	$147	$546	$526
Average net assets (000)	$286		$388	$462	$207	$535	$409
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.44	%(f)	0.40%	0.38%	0.48%	0.48%	0.48%
Expenses before waivers and/or expense reimbursement	2.42	%(f)	2.06%	1.98%	2.57%	1.80%	2.54%
Net investment income (loss)	3.46	%(f)	2.14%	1.97%	2.14%	3.25%	1.13%
Portfolio turnover rate(g)	32%		36%	76%	29%	52%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2035 Fund

Financial Highlights  (unaudited) (continued)

Class R3 Shares
	Six Months Ended January 31, 2026		Year Ended July 31,
			2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.97		$12.35	$11.47	$11.77	$14.18	$11.50
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.32	0.29	0.34	0.30	0.17
Net realized and unrealized gain (loss) on investment transactions	0.92		0.74	1.03	0.17	(1.03)	2.76
Total from investment operations	1.10		1.06	1.32	0.51	(0.73)	2.93
Less Dividends and Distributions:
Dividends from net investment income	(0.34)		(0.43)	(0.30)	(0.33)	(0.91)	(0.15)
Distributions from net realized gains	(0.15)		(1.01)	(0.14)	(0.48)	(0.77)	(0.10)
Total dividends and distributions	(0.49)		(1.44)	(0.44)	(0.81)	(1.68)	(0.25)
Net asset value, end of period	$12.58		$11.97	$12.35	$11.47	$11.77	$14.18
Total Return(b):	9.25%		9.31%	11.79%	5.13%	(6.29)%	25.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$900		$1,668	$1,275	$429	$303	$9,978
Average net assets (000)	$1,481		$1,402	$883	$339	$463	$8,548
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.29	%(d)	0.26%	0.24%	0.33%	0.33%	0.33%
Expenses before waivers and/or expense reimbursement	0.87	%(d)	0.99%	1.03%	1.31%	1.36%	0.70%
Net investment income (loss)	2.89	%(d)	2.70%	2.51%	3.10%	2.36%	1.30%
Portfolio turnover rate(e)	32%		36%	76%	29%	52%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2035 Fund 57

PGIM Target Date 2035 Fund

Financial Highlights  (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31, 2026		Year Ended July 31,
			2025	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.99		$12.37	$11.49		$11.79	$14.20	$11.51
Income (loss) from investment operations:
Net investment income (loss)	0.25		0.33	0.29		0.36	0.46	0.18
Net realized and unrealized gain (loss) on investment transactions	0.85		0.75	1.04		0.17	(1.17)	2.78
Total from investment operations	1.10		1.08	1.33		0.53	(0.71)	2.96
Less Dividends and Distributions:
Dividends from net investment income	(0.35)		(0.45)	(0.31)		(0.35)	(0.93)	(0.17)
Distributions from net realized gains	(0.15)		(1.01)	(0.14)		(0.48)	(0.77)	(0.10)
Total dividends and distributions	(0.50)		(1.46)	(0.45)		(0.83)	(1.70)	(0.27)
Net asset value, end of period	$12.59		$11.99	$12.37		$11.49	$11.79	$14.20
Total Return(b):	9.25%		9.42%	11.88%		5.24%	(6.17)%	25.98%

Ratios/Supplemental Data:
Net assets, end of period (000)	$30		$27	$22		$16	$15	$16
Average net assets (000)	$29		$24	$17		$15	$16	$15
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.19	%(d)	0.16%	0.16	%(e)	0.23%	0.23%	0.23%
Expenses before waivers and/or expense reimbursement	11.89	%(d)	14.12%	17.83%		19.92%	23.52%	44.91%
Net investment income (loss)	4.00	%(d)	2.79%	2.48%		3.28%	3.53%	1.41%
Portfolio turnover rate(f)	32%		36%	76%		29%	52%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2035 Fund

Financial Highlights  (unaudited) (continued)

Class R5 Shares
	Six Months Ended January 31, 2026		Year Ended July 31,
			2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.99		$12.37	$11.48	$11.79	$14.20	$11.51
Income (loss) from investment operations:
Net investment income (loss)	0.26		0.34	0.30	0.35	0.43	0.19
Net realized and unrealized gain (loss) on investment transactions	0.85		0.74	1.05	0.18	(1.13)	2.78
Total from investment operations	1.11		1.08	1.35	0.53	(0.70)	2.97
Less Dividends and Distributions:
Dividends from net investment income	(0.36)		(0.45)	(0.32)	(0.36)	(0.94)	(0.18)
Distributions from net realized gains	(0.15)		(1.01)	(0.14)	(0.48)	(0.77)	(0.10)
Total dividends and distributions	(0.51)		(1.46)	(0.46)	(0.84)	(1.71)	(0.28)
Net asset value, end of period	$12.59		$11.99	$12.37	$11.48	$11.79	$14.20
Total Return(b):	9.35%		9.44%	12.08%	5.26%	(6.08)%	26.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,260		$1,798	$1,372	$866	$542	$314
Average net assets (000)	$2,014		$1,605	$945	$658	$408	$219
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.09	%(d)	0.06%	0.05%	0.13%	0.13%	0.13%
Expenses before waivers and/or expense reimbursement	0.58	%(d)	0.69%	0.91%	0.97%	1.35%	3.46%
Net investment income (loss)	4.13	%(d)	2.90%	2.61%	3.21%	3.38%	1.47%
Portfolio turnover rate(e)	32%		36%	76%	29%	52%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2035 Fund 59

PGIM Target Date 2035 Fund

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31, 2026		Year Ended July 31,
			2025		2024		2023		2022		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.01		$12.38		$11.50		$11.80		$14.21		$11.52
Income (loss) from investment operations:
Net investment income (loss)	0.26		0.36		0.32		0.39		0.49		0.21
Net realized and unrealized gain (loss) on investment transactions	0.86		0.75		1.03		0.17		(1.17)		2.77
Total from investment operations	1.12		1.11		1.35		0.56		(0.68)		2.98
Less Dividends and Distributions:
Dividends from net investment income	(0.38)		(0.47)		(0.33)		(0.38)		(0.96)		(0.19)
Distributions from net realized gains	(0.15)		(1.01)		(0.14)		(0.48)		(0.77)		(0.10)
Total dividends and distributions	(0.53)		(1.48)		(0.47)		(0.86)		(1.73)		(0.29)
Net asset value, end of period	$12.60		$12.01		$12.38		$11.50		$11.80		$14.21
Total Return(b):	9.41%		9.68%		12.13%		5.52%		(5.94)%		26.25%

Ratios/Supplemental Data:
Net assets, end of period (000)	$52,592		$45,257		$38,452		$50,643		$47,761		$53,243
Average net assets (000)	$48,617		$42,018		$40,561		$46,943		$54,250		$52,063
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.00	%(d)	0.00%		0.01	%(e)	0.00	%(f)	0.00	%(f)	0.00	%(f)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.00	%(d)(g)	0.00	%(g)	0.01	%(e)(g)	(0.02	)%(g)	(0.02	)%(g)	(0.02	)%(g)
Expenses before waivers and/or expense reimbursement	0.30	%(d)	0.37%		0.40%		0.35%		0.28%		0.28%
Net investment income (loss)	4.13	%(d)	3.01%		2.76%		3.53%		3.79%		1.66%
Portfolio turnover rate(h)	32%		36%		76%		29%		52%		45%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(g)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2040 Fund

Schedule of Investments (unaudited)

as of January 31, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED EXCHANGE-TRADED FUND 12.2%
Fixed Income
PGIM Total Return Bond ETF (cost $5,994,545)	142,231	$5,993,615

AFFILIATED MUTUAL FUNDS 87.7%
Domestic Equity 48.2%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	141,984	2,143,954
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	397,286	19,216,717
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	235,975	2,414,029

		23,774,700

Fixed Income 12.2%
PGIM Core Conservative Bond Fund (Class R6)	187,706	1,636,799
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	186,775	1,438,165
PGIM TIPS Fund (Class R6)	347,887	2,925,728

		6,000,692

International Equity 27.3%
PGIM Global Real Estate Fund (Class R6)	120,382	2,573,759
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	148,597	2,154,661
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	497,534	8,766,548

		13,494,968

TOTAL AFFILIATED MUTUAL FUNDS (cost $33,912,584)		43,270,360

TOTAL LONG-TERM INVESTMENTS (cost $39,907,129)		49,263,975

SHORT-TERM INVESTMENT 0.2%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $73,258)	73,258	73,258

TOTAL INVESTMENTS 100.1% (cost $39,980,387)(wa)		49,337,233
Liabilities in excess of other assets (0.1)%		(28,875)

NET ASSETS 100.0%		$49,308,358

Below is a list of the abbreviation(s) used in the semiannual report:

ETF—Exchange-Traded Fund

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa) Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Target Date 2040 Fund 61

PGIM Target Date 2040 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

The following is a summary of the inputs used as of January 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Fund
Fixed Income	$5,993,615	$—	$—
Affiliated Mutual Funds
Domestic Equity	23,774,700	—	—
Fixed Income	6,000,692	—	—
International Equity	13,494,968	—	—
Short-Term Investment
Affiliated Mutual Fund	73,258	—	—

Total	$49,337,233	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2026 were as follows:

Domestic Equity	48.2%
International Equity	27.3

Fixed Income	24.4%
Short-Term	0.2

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

PGIM Target Date 2040 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2026

Assets
Investments at value:
Affiliated investments (cost $39,980,387)	$49,337,233
Receivable for investments sold	151,948
Receivable for Fund shares sold	30,932
Due from Manager	18,774
Prepaid expenses and other assets	1,324

Total Assets	49,540,211

Liabilities
Payable for investments purchased	182,663
Custodian and accounting fees payable	18,340
Professional fees payable	10,766
Audit fee payable	10,501
Accrued expenses and other liabilities	7,286
Trustees’ fees payable	820
Distribution fee payable	626
Payable to custodian	422
Affiliated transfer agent fee payable	322
Payable for Fund shares purchased	107

Total Liabilities	231,853

Net Assets	$49,308,358

Net assets were comprised of:
Shares of beneficial interest, at par	$3,684
Paid-in capital in excess of par	41,070,901
Total distributable earnings (loss)	8,233,773

Net assets, January 31, 2026	$49,308,358

See Notes to Financial Statements.

PGIM Target Date 2040 Fund 63

PGIM Target Date 2040 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2026

Class R1
Net asset value, offering price and redemption price per share, ($753,043 ÷ 56,526 shares of beneficial interest issued and outstanding)	$13.32

Class R2
Net asset value, offering price and redemption price per share, ($948,190 ÷ 71,051 shares of beneficial interest issued and outstanding)	$13.35

Class R3
Net asset value, offering price and redemption price per share, ($1,440,452 ÷ 107,864 shares of beneficial interest issued and outstanding)	$13.35

Class R4
Net asset value, offering price and redemption price per share, ($92,669 ÷ 6,932 shares of beneficial interest issued and outstanding)	$13.37

Class R5
Net asset value, offering price and redemption price per share, ($10,015,827 ÷ 748,857 shares of beneficial interest issued and outstanding)	$13.37

Class R6
Net asset value, offering price and redemption price per share, ($36,058,177 ÷ 2,692,806 shares of beneficial interest issued and outstanding)	$13.39

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2040 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2026

Net Investment Income (Loss)
Affiliated dividend income	$960,083

Expenses
Distribution fee(a)	3,628
Shareholder servicing fees(a)	808
Custodian and accounting fees	29,196
Professional fees	15,617
Registration fees(a)	10,778
Audit fee	10,501
Transfer agent’s fees and expenses (including affiliated expense of $ 987)(a)	9,587
Shareholders’ reports	8,424
Fund data services	5,817
Trustees’ fees	5,101
Miscellaneous	3,836

Total expenses	103,293
Less: Fee waiver and/or expense reimbursement(a)	(93,453)

Net expenses	9,840

Net investment income (loss)	950,243

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	391,870
Net capital gain distributions received	1,537,928
Payment from Manager	13,077

1,942,875

Net change in unrealized appreciation (depreciation) on investments	1,841,868

Net gain (loss) on investment transactions	3,784,743

Net Increase (Decrease) In Net Assets Resulting From Operations	$4,734,986

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	1,799	1,139	690	—	—	—
Shareholder servicing fees	162	55	557	34	—	—
Registration fees	1,571	2,630	1,619	1,619	1,619	1,720
Transfer agent’s fees and expenses	366	507	880	121	6,626	1,087
Fee waiver and/or expense reimbursement	(2,690)	(3,939)	(4,187)	(1,854)	(21,040)	(59,743)

See Notes to Financial Statements.

PGIM Target Date 2040 Fund 65

PGIM Target Date 2040 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended	Year Ended
	January 31, 2026	July 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$950,243	$1,152,504
Net realized gain (loss) on investment transactions	1,942,875	795,548
Net change in unrealized appreciation (depreciation) on investments	1,841,868	2,239,655

Net increase (decrease) in net assets resulting from operations	4,734,986	4,187,707

Dividends and Distributions
Distributions from distributable earnings
Class R1	(25,521)	(10,720)
Class R2	(36,996)	(47,401)
Class R3	(59,347)	(140,980)
Class R4	(4,219)	(11,680)
Class R5	(417,450)	(1,182,285)
Class R6	(1,568,138)	(4,350,226)

	(2,111,671)	(5,743,292)

Fund share transactions
Net proceeds from shares sold	3,915,251	7,370,134
Net asset value of shares issued in reinvestment of dividends and distributions	2,111,633	5,743,066
Cost of shares purchased	(3,302,531)	(8,508,653)

Net increase (decrease) in net assets from Fund share transactions	2,724,353	4,604,547

Total increase (decrease)	5,347,668	3,048,962

Net Assets:

Beginning of period	43,960,690	40,911,728

End of period	$49,308,358	$43,960,690

See Notes to Financial Statements.

PGIM Target Date 2040 Fund

Financial Highlights (unaudited)

Class R1 Shares
	Six Months Ended January 31, 2026		Year Ended July 31,
			2025	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.53		$13.13	$12.07		$12.34	$14.54	$11.53
Income (loss) from investment operations:
Net investment income (loss)	0.22		0.17	0.21		0.29	0.38	0.10
Net realized and unrealized gain (loss) on investment transactions	1.08		1.00	1.25		0.37	(1.26)	3.11
Total from investment operations	1.30		1.17	1.46		0.66	(0.88)	3.21
Less Dividends and Distributions:
Dividends from net investment income	(0.29)		(0.40)	(0.20)		(0.32)	(0.91)	(0.11)
Distributions from net realized gains	(0.22)		(1.37)	(0.20)		(0.61)	(0.41)	(0.09)
Total dividends and distributions	(0.51)		(1.77)	(0.40)		(0.93)	(1.32)	(0.20)
Net asset value, end of period	$13.32		$12.53	$13.13		$12.07	$12.34	$14.54
Total Return(b):	10.43%		9.73%	12.38%		6.22%	(7.02)%	28.07%

Ratios/Supplemental Data:
Net assets, end of period (000)	$753		$697	$65		$52	$39	$34
Average net assets (000)	$714		$185	$58		$44	$37	$28
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.67	%(d)	0.66%	0.64	%(e)	0.70%	0.70%	0.69%
Expenses before waivers and/or expense reimbursement	1.42	%(d)	2.90%	6.51%		7.99%	11.02%	24.36%
Net investment income (loss)	3.33	%(d)	1.33%	1.70%		2.49%	2.81%	0.78%
Portfolio turnover rate(f)	28%		39%	77%		31%	54%	41%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2040 Fund 67

PGIM Target Date 2040 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31, 2026		Year Ended July 31,
			2025	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.57		$13.17	$12.10		$12.36	$14.57	$11.55
Income (loss) from investment operations:
Net investment income (loss)	0.25		0.23	0.23		0.31	0.59	0.14
Net realized and unrealized gain (loss) on investment transactions	1.07		0.97	1.27		0.38	(1.45)	3.11
Total from investment operations	1.32		1.20	1.50		0.69	(0.86)	3.25
Less Dividends and Distributions:
Dividends from net investment income	(0.32)		(0.43)	(0.23)		(0.34)	(0.94)	(0.14)
Distributions from net realized gains	(0.22)		(1.37)	(0.20)		(0.61)	(0.41)	(0.09)
Total dividends and distributions	(0.54)		(1.80)	(0.43)		(0.95)	(1.35)	(0.23)
Net asset value, end of period	$13.35		$12.57	$13.17		$12.10	$12.36	$14.57
Total Return(b):	10.51%		9.98%	12.70%		6.52%	(6.85)%	28.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$948		$847	$342		$238	$169	$5,733
Average net assets (000)	$904		$558	$250		$192	$4,165	$4,508
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.42	%(d)	0.40%	0.39	%(e)	0.45%	0.45%	0.44%
Expenses before waivers and/or expense reimbursement	1.28	%(d)	1.76%	2.69%		2.88%	0.83%	0.94%
Net investment income (loss)	3.77	%(d)	1.85%	1.90%		2.66%	4.25%	1.02%
Portfolio turnover rate(f)	28%		39%	77%		31%	54%	41%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2040 Fund

Financial Highlights (unaudited) (continued)

Class R3 Shares
	Six Months Ended January 31, 2026		Year Ended July 31,
			2025	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.59		$13.19	$12.11		$12.38	$14.59	$11.57
Income (loss) from investment operations:
Net investment income (loss)	0.27		0.31	0.25		0.33	0.40	0.16
Net realized and unrealized gain (loss) on investment transactions	1.05		0.91	1.27		0.38	(1.23)	3.11
Total from investment operations	1.32		1.22	1.52		0.71	(0.83)	3.27
Less Dividends and Distributions:
Dividends from net investment income	(0.34)		(0.45)	(0.24)		(0.37)	(0.97)	(0.16)
Distributions from net realized gains	(0.22)		(1.37)	(0.20)		(0.61)	(0.41)	(0.09)
Total dividends and distributions	(0.56)		(1.82)	(0.44)		(0.98)	(1.38)	(0.25)
Net asset value, end of period	$13.35		$12.59	$13.19		$12.11	$12.38	$14.59
Total Return(b):	10.57%		10.15%	12.93%		6.67%	(6.69)%	28.52%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,440		$1,255	$1,062		$722	$627	$3,617
Average net assets (000)	$1,369		$1,092	$845		$641	$662	$2,996
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.27	%(d)	0.24%	0.23	%(e)	0.30%	0.30%	0.29%
Expenses before waivers and/or expense reimbursement	0.88	%(d)	1.03%	1.12%		0.92%	0.95%	0.85%
Net investment income (loss)	3.99	%(d)	2.47%	2.01%		2.90%	3.00%	1.23%
Portfolio turnover rate(f)	28%		39%	77%		31%	54%	41%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2040 Fund 69

PGIM Target Date 2040 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31, 2026		Year Ended July 31,
			2025	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.60		$13.20	$12.13		$12.40	$14.60	$11.58
Income (loss) from investment operations:
Net investment income (loss)	0.27		0.33	0.27		0.36 (b)	0.42	0.17
Net realized and unrealized gain (loss) on investment transactions	1.07		0.90	1.26		0.36 (c)	(1.23)	3.11
Total from investment operations	1.34		1.23	1.53		0.72	(0.81)	3.28
Less Dividends and Distributions:
Dividends from net investment income	(0.35)		(0.46)	(0.26)		(0.38)	(0.98)	(0.17)
Distributions from net realized gains	(0.22)		(1.37)	(0.20)		(0.61)	(0.41)	(0.09)
Total dividends and distributions	(0.57)		(1.83)	(0.46)		(0.99)	(1.39)	(0.26)
Net asset value, end of period	$13.37		$12.60	$13.20		$12.13	$12.40	$14.60
Total Return(d):	10.75%		10.25%	12.93%		6.77%	(6.53)%	28.61%

Ratios/Supplemental Data:
Net assets, end of period (000)	$93		$93	$84		$67	$50	$34
Average net assets (000)	$97		$88	$73		$59	$42	$26
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.17	%(f)	0.14%	0.14	%(g)	0.20%	0.20%	0.19%
Expenses before waivers and/or expense reimbursement	3.97	%(f)	4.36%	4.79%		5.64%	9.44%	26.10%
Net investment income (loss)	4.06	%(f)	2.61%	2.17%		3.08%	3.13%	1.25%
Portfolio turnover rate(h)	28%		39%	77%		31%	54%	41%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2040 Fund

Financial Highlights (unaudited) (continued)

Class R5 Shares
	Six Months Ended January 31, 2026		Year Ended July 31,
			2025	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.62		$13.21	$12.14		$12.41	$14.61	$11.58
Income (loss) from investment operations:
Net investment income (loss)	0.27		0.34	0.28		0.36	0.47	0.18
Net realized and unrealized gain (loss) on investment transactions	1.07		0.92	1.26		0.37	(1.27)	3.12
Total from investment operations	1.34		1.26	1.54		0.73	(0.80)	3.30
Less Dividends and Distributions:
Dividends from net investment income	(0.37)		(0.48)	(0.27)		(0.39)	(0.99)	(0.18)
Distributions from net realized gains	(0.22)		(1.37)	(0.20)		(0.61)	(0.41)	(0.09)
Total dividends and distributions	(0.59)		(1.85)	(0.47)		(1.00)	(1.40)	(0.27)
Net asset value, end of period	$13.37		$12.62	$13.21		$12.14	$12.41	$14.61
Total Return(b):	10.67%		10.43%	13.03%		6.89%	(6.43)%	28.81%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,016		$9,120	$8,454		$7,404	$6,697	$7,393
Average net assets (000)	$9,614		$8,718	$7,708		$6,691	$7,073	$6,748
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.07	%(d)	0.04%	0.04	%(e)	0.10%	0.10%	0.09%
Expenses before waivers and/or expense reimbursement	0.50	%(d)	0.56%	0.61%		0.56%	0.46%	0.53%
Net investment income (loss)	4.07	%(d)	2.73%	2.29%		3.10%	3.43%	1.39%
Portfolio turnover rate(f)	28%		39%	77%		31%	54%	41%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2040 Fund 71

PGIM Target Date 2040 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31, 2026		Year Ended July 31,
			2025		2024		2023		2022		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.64		$13.23		$12.15		$12.42		$14.63		$11.59
Income (loss) from investment operations:
Net investment income (loss)	0.27		0.35		0.31		0.39	(b)	0.49		0.20
Net realized and unrealized gain (loss) on investment transactions	1.08		0.92		1.25		0.36	(c)	(1.27)		3.13
Total from investment operations	1.35		1.27		1.56		0.75		(0.78)		3.33
Less Dividends and Distributions:
Dividends from net investment income	(0.38)		(0.49)		(0.28)		(0.41)		(1.02)		(0.20)
Distributions from net realized gains	(0.22)		(1.37)		(0.20)		(0.61)		(0.41)		(0.09)
Total dividends and distributions	(0.60)		(1.86)		(0.48)		(1.02)		(1.43)		(0.29)
Net asset value, end of period	$13.39		$12.64		$13.23		$12.15		$12.42		$14.63
Total Return(d):	10.81%		10.58%		13.25%		7.06%		(6.35)%		29.05%

Ratios/Supplemental Data:
Net assets, end of period (000)	$36,058		$31,949		$30,905		$37,993		$37,802		$43,332
Average net assets (000)	$33,558		$31,731		$32,313		$36,923		$45,103		$41,893
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.00	%(f)	0.00%		0.01	%(g)	0.00	%(h)	0.00	%(h)	0.00	%(h)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.00	%(f)(i)	0.00	%(i)	0.01	%(g)(i)	(0.05)%		(0.05)%		(0.06)%
Expenses before waivers and/or expense reimbursement	0.35	%(f)	0.39%		0.42%		0.38%		0.27%		0.30%
Net investment income (loss)	4.10	%(f)	2.75%		2.52%		3.33%		3.58%		1.54%
Portfolio turnover rate(j)	28%		39%		77%		31%		54%		41%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(h)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(i)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(j)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2045 Fund

Schedule of Investments (unaudited)

as of January 31, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED EXCHANGE-TRADED FUND 8.8%
Fixed Income
PGIM Total Return Bond ETF (cost $3,256,397)	77,264	$3,255,905

AFFILIATED MUTUAL FUNDS 91.1%
Domestic Equity 53.3%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	127,279	1,921,914
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	317,414	15,353,336
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	235,764	2,411,870

		19,687,120

Fixed Income 6.5%
PGIM Core Conservative Bond Fund (Class R6)	72,966	636,261
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	102,575	789,826
PGIM TIPS Fund (Class R6)	114,871	966,063

		2,392,150

International Equity 31.3%
PGIM Global Real Estate Fund (Class R6)	86,732	1,854,328
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	154,475	2,239,885
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	423,365	7,459,694

		11,553,907

TOTAL AFFILIATED MUTUAL FUNDS (cost $26,445,972)		33,633,177

TOTAL LONG-TERM INVESTMENTS (cost $29,702,369)		36,889,082

SHORT-TERM INVESTMENT 0.2%

AFFILIATED MUTUAL FUND

PGIM Core Ultra Short Bond Fund (cost $57,515)	57,515	57,515

TOTAL INVESTMENTS 100.1% (cost $29,759,884)(wa)		36,946,597
Liabilities in excess of other assets (0.1)%		(26,611)

NET ASSETS 100.0%		$36,919,986

Below is a list of the abbreviation(s) used in the semiannual report:

ETF—Exchange-Traded Fund

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa)  Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Target Date 2045 Fund 73

PGIM Target Date 2045 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

The following is a summary of the inputs used as of January 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Fund
Fixed Income.	$3,255,905	$—	$—
Affiliated Mutual Funds
Domestic Equity.	19,687,120	—	—
Fixed Income.	2,392,150	—	—
International Equity	11,553,907	—	—
Short-Term Investment
Affiliated Mutual Fund	57,515	—	—

Total	$36,946,597	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2026 were as follows:

Domestic Equity	53.3%	Fixed Income	15.3%
International Equity	31.3	Short-Term	0.2

			100.1
		Liabilities in excess of other assets	(0.1)

			100.0%

See Notes to Financial Statements.

PGIM Target Date 2045 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2026

Assets

Investments at value:
Affiliated investments (cost $29,759,884)	$36,946,597
Receivable for investments sold	135,222
Receivable for Fund shares sold	28,195
Due from Manager	18,184
Prepaid expenses and other assets	1,187

Total Assets	37,129,385

Liabilities

Payable for investments purchased	140,881
Payable for Fund shares purchased	23,715
Custodian and accounting fees payable	18,211
Professional fees payable	10,700
Audit fee payable	10,501
Accrued expenses and other liabilities	3,807
Trustees’ fees payable	804
Distribution fee payable	432

Affiliated transfer agent fee payable	348

Total Liabilities	209,399

Net Assets	$36,919,986

Net assets were comprised of:
Shares of beneficial interest, at par	$2,750
Paid-in capital in excess of par	30,083,205
Total distributable earnings (loss)	6,834,031

Net assets, January 31, 2026	$36,919,986

See Notes to Financial Statements.

PGIM Target Date 2045 Fund 75

PGIM Target Date 2045 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2026

Class R1

Net asset value, offering price and redemption price per share, ($204,940 ÷ 15,329 shares of beneficial interest issued and outstanding)	$13.37

Class R2

Net asset value, offering price and redemption price per share, ($1,370,758 ÷ 102,519 shares of beneficial interest issued and outstanding)	$13.37

Class R3

Net asset value, offering price and redemption price per share, ($298,813 ÷ 22,334 shares of beneficial interest issued and outstanding)	$13.38

Class R4

Net asset value, offering price and redemption price per share, ($63,417 ÷ 4,743 shares of beneficial interest issued and outstanding)	$13.37

Class R5

Net asset value, offering price and redemption price per share, ($1,975,183 ÷ 147,402 shares of beneficial interest issued and outstanding)	$13.40

Class R6

Net asset value, offering price and redemption price per share, ($33,006,875 ÷ 2,457,881 shares of beneficial interest issued and outstanding)	$13.43

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2045 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2026

Net Investment Income (Loss)
Affiliated dividend income	$699,404

Expenses
Distribution fee(a)	2,402
Shareholder servicing fees(a)	128
Custodian and accounting fees	29,069
Professional fees	15,646
Registration fees(a)	11,799
Audit fee	10,501
Shareholders’ reports	8,277
Fund data services	5,817
Trustees’ fees	5,027
Transfer agent’s fees and expenses (including affiliated expense of $ 1,037)(a)	3,158
Miscellaneous	3,520

Total expenses	95,344
Less: Fee waiver and/or expense reimbursement(a)	(90,952)

Net expenses	4,392

Net investment income (loss)	695,012

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	154,178
Net capital gain distributions received	1,283,794
Payment from Manager	13,768

1,451,740

Net change in unrealized appreciation (depreciation) on investments	1,629,276

Net gain (loss) on investment transactions	3,081,016

Net Increase (Decrease) In Net Assets Resulting From Operations	$3,776,028

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	692	1,626	84	—	—	—
Shareholder servicing fees	53	13	45	17	—	—
Registration fees	1,569	2,890	1,569	1,570	1,570	2,631
Transfer agent’s fees and expenses	139	539	113	91	1,212	1,064
Fee waiver and/or expense reimbursement	(2,168)	(5,353)	(1,968)	(1,767)	(6,310)	(73,386)

See Notes to Financial Statements.

PGIM Target Date 2045 Fund 77

PGIM Target Date 2045 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2026	Year Ended July 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$695,012	$713,691
Net realized gain (loss) on investment transactions	1,451,740	703,679
Net change in unrealized appreciation (depreciation) on investments	1,629,276	1,658,045

Net increase (decrease) in net assets resulting from operations	3,776,028	3,075,415

Dividends and Distributions
Distributions from distributable earnings
Class R1	(9,656)	(5,014)
Class R2	(48,381)	(66,672)
Class R3	(10,739)	(4,262)
Class R4	(2,388)	(7,245)
Class R5	(72,294)	(176,396)
Class R6	(1,343,705)	(3,526,103)

	(1,487,163)	(3,785,692)

Fund share transactions
Net proceeds from shares sold	4,076,119	7,536,911
Net asset value of shares issued in reinvestment of dividends and distributions	1,487,163	3,785,298
Cost of shares purchased	(2,213,968)	(5,869,279)

Net increase (decrease) in net assets from Fund share transactions	3,349,314	5,452,930

Total increase (decrease)	5,638,179	4,742,653

Net Assets:

Beginning of period	31,281,807	26,539,154

End of period	$36,919,986	$31,281,807

See Notes to Financial Statements.

PGIM Target Date 2045 Fund

Financial Highlights (unaudited)

Class R1 Shares
	Six Months Ended January 31, 2026		Year Ended July 31,
			2025	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.42		$12.98	$11.84		$11.79	$14.56	$11.34
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.15	0.18		0.25	0.32	0.09
Net realized and unrealized gain (loss) on investment transactions	1.18		1.05	1.33		0.53	(1.25)	3.32
Total from investment operations	1.41		1.20	1.51		0.78	(0.93)	3.41
Less Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.38)	(0.18)		(0.17)	(0.90)	(0.11)
Distributions from net realized gains	(0.21)		(1.38)	(0.19)		(0.56)	(0.94)	(0.08)
Total dividends and distributions	(0.46)		(1.76)	(0.37)		(0.73)	(1.84)	(0.19)
Net asset value, end of period	$13.37		$12.42	$12.98		$11.84	$11.79	$14.56
Total Return(b):	11.41%		10.23%	13.12%		7.45%	(7.75)%	30.36%

Ratios/Supplemental Data:
Net assets, end of period (000)	$205		$273	$19		$16	$15	$19
Average net assets (000)	$275		$73	$17		$15	$18	$17
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.66	%(d)	0.64%	0.63	%(e)	0.68%	0.68%	0.68%
Expenses before waivers and/or expense reimbursement	2.23	%(d)	5.70%	18.92%		20.73%	21.60%	40.37%
Net investment income (loss)	3.46	%(d)	1.20%	1.48%		2.23%	2.44%	0.69%
Portfolio turnover rate(f)	24%		40%	79%		29%	50%	38%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2045 Fund 79

PGIM Target Date 2045 Fund

Financial Highlights  (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31, 2026		Year Ended July 31,
			2025	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.44		$13.01	$11.86		$11.81	$14.59	$11.36
Income (loss) from investment operations:
Net investment income (loss)	0.24		0.19	0.17		0.26	0.33	0.11
Net realized and unrealized gain (loss) on investment transactions	1.18		1.04	1.38		0.55	(1.24)	3.34
Total from investment operations	1.42		1.23	1.55		0.81	(0.91)	3.45
Less Dividends and Distributions:
Dividends from net investment income	(0.28)		(0.42)	(0.21)		(0.20)	(0.93)	(0.14)
Distributions from net realized gains	(0.21)		(1.38)	(0.19)		(0.56)	(0.94)	(0.08)
Total dividends and distributions	(0.49)		(1.80)	(0.40)		(0.76)	(1.87)	(0.22)
Net asset value, end of period	$13.37		$12.44	$13.01		$11.86	$11.81	$14.59
Total Return(b):	11.52%		10.48%	13.47%		7.73%	(7.56)%	30.67%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,371		$1,203	$1,012		$374	$316	$341
Average net assets (000)	$1,290		$870	$660		$326	$369	$235
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.41	%(d)	0.38%	0.36	%(e)	0.43%	0.43%	0.43%
Expenses before waivers and/or expense reimbursement	1.23	%(d)	1.67%	2.03%		2.22%	2.07%	3.78%
Net investment income (loss)	3.70	%(d)	1.52%	1.36%		2.37%	2.53%	0.83%
Portfolio turnover rate(f)	24%		40%	79%		29%	50%	38%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2045 Fund

Financial Highlights  (unaudited) (continued)

Class R3 Shares
	Six Months Ended January 31, 2026		Year Ended July 31,
			2025	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.46		$13.02	$11.87		$11.82	$14.60	$11.37
Income (loss) from investment operations:
Net investment income (loss)	0.40		0.20	0.23		0.34	0.07	0.14
Net realized and unrealized gain (loss) on investment transactions	1.03		1.05	1.34		0.49	(0.96)	3.33
Total from investment operations	1.43		1.25	1.57		0.83	(0.89)	3.47
Less Dividends and Distributions:
Dividends from net investment income	(0.30)		(0.43)	(0.23)		(0.22)	(0.95)	(0.16)
Distributions from net realized gains	(0.21)		(1.38)	(0.19)		(0.56)	(0.94)	(0.08)
Total dividends and distributions	(0.51)		(1.81)	(0.42)		(0.78)	(1.89)	(0.24)
Net asset value, end of period	$13.38		$12.46	$13.02		$11.87	$11.82	$14.60
Total Return(b):	11.56%		10.70%	13.61%		7.90%	(7.43)%	30.83%

Ratios/Supplemental Data:
Net assets, end of period (000)	$299		$122	$31		$27	$36	$12,568
Average net assets (000)	$167		$59	$28		$30	$301	$10,686
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.26	%(d)	0.24%	0.22	%(e)	0.28%	0.28%	0.28%
Expenses before waivers and/or expense reimbursement	2.60	%(d)	6.41%	11.84%		10.50%	2.13%	0.81%
Net investment income (loss)	6.01	%(d)	1.63%	1.89%		3.08%	0.58%	1.07%
Portfolio turnover rate(f)	24%		40%	79%		29%	50%	38%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2045 Fund 81

PGIM Target Date 2045 Fund

Financial Highlights  (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31, 2026		Year Ended July 31,
			2025	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.46		$13.02	$11.87		$11.83	$14.61	$11.37
Income (loss) from investment operations:
Net investment income (loss)	0.26		0.31	0.23		0.27	0.38	0.16
Net realized and unrealized gain (loss) on investment transactions	1.17		0.96	1.35		0.56	(1.25)	3.33
Total from investment operations	1.43		1.27	1.58		0.83	(0.87)	3.49
Less Dividends and Distributions:
Dividends from net investment income	(0.31)		(0.45)	(0.24)		(0.23)	(0.97)	(0.17)
Distributions from net realized gains	(0.21)		(1.38)	(0.19)		(0.56)	(0.94)	(0.08)
Total dividends and distributions	(0.52)		(1.83)	(0.43)		(0.79)	(1.91)	(0.25)
Net asset value, end of period	$13.37		$12.46	$13.02		$11.87	$11.83	$14.61
Total Return(b):	11.61%		10.81%	13.73%		7.93%	(7.31)%	31.03%

Ratios/Supplemental Data:
Net assets, end of period (000)	$63		$57	$51		$61	$46	$42
Average net assets (000)	$60		$55	$48		$48	$42	$37
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.16	%(d)	0.13%	0.13	%(e)	0.18%	0.18%	0.18%
Expenses before waivers and/or expense reimbursement	5.98	%(d)	6.82%	7.22%		8.10%	9.50%	18.71%
Net investment income (loss)	3.94	%(d)	2.47%	1.93%		2.38%	2.88%	1.19%
Portfolio turnover rate(f)	24%		40%	79%		29%	50%	38%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2045 Fund

Financial Highlights  (unaudited) (continued)

Class R5 Shares
	Six Months Ended January 31, 2026		Year Ended July 31,
			2025	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.49		$13.05	$11.90		$11.85	$14.63	$11.39
Income (loss) from investment operations:
Net investment income (loss)	0.27		0.31	0.26		0.32	0.39	0.17
Net realized and unrealized gain (loss) on investment transactions	1.18		0.97	1.33		0.54	(1.25)	3.33
Total from investment operations	1.45		1.28	1.59		0.86	(0.86)	3.50
Less Dividends and Distributions:
Dividends from net investment income	(0.33)		(0.46)	(0.25)		(0.25)	(0.98)	(0.18)
Distributions from net realized gains	(0.21)		(1.38)	(0.19)		(0.56)	(0.94)	(0.08)
Total dividends and distributions	(0.54)		(1.84)	(0.44)		(0.81)	(1.92)	(0.26)
Net asset value, end of period	$13.40		$12.49	$13.05		$11.90	$11.85	$14.63
Total Return(b):	11.68%		10.91%	13.80%		8.13%	(7.20)%	31.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,975		$1,610	$1,248		$970	$786	$650
Average net assets (000)	$1,778		$1,351	$1,074		$812	$703	$525
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.06	%(d)	0.03%	0.03	%(e)	0.08%	0.08%	0.08%
Expenses before waivers and/or expense reimbursement	0.76	%(d)	0.96%	1.07%		1.06%	1.11%	1.84%
Net investment income (loss)	4.05	%(d)	2.51%	2.13%		2.83%	2.96%	1.27%
Portfolio turnover rate(f)	24%		40%	79%		29%	50%	38%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2045 Fund 83

PGIM Target Date 2045 Fund

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31, 2026		Year Ended July 31,
			2025		2024		2023		2022		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.52		$13.08		$11.92		$11.87		$14.66		$11.41
Income (loss) from investment operations:
Net investment income (loss)	0.27		0.32		0.28		0.34		0.42		0.18
Net realized and unrealized gain (loss) on investment transactions	1.19		0.98		1.34		0.53		(1.27)		3.35
Total from investment operations	1.46		1.30		1.62		0.87		(0.85)		3.53
Less Dividends and Distributions:
Dividends from net investment income	(0.34)		(0.48)		(0.27)		(0.26)		(1.00)		(0.20)
Distributions from net realized gains	(0.21)		(1.38)		(0.19)		(0.56)		(0.94)		(0.08)
Total dividends and distributions	(0.55)		(1.86)		(0.46)		(0.82)		(1.94)		(0.28)
Net asset value, end of period	$13.43		$12.52		$13.08		$11.92		$11.87		$14.66
Total Return(b):	11.81%		11.04%		14.01%		8.28%		(7.12)%		31.31%

Ratios/Supplemental Data:
Net assets, end of period (000)	$33,007		$28,017		$24,178		$32,334		$29,859		$32,739
Average net assets (000)	$30,471		$25,941		$26,064		$29,647		$34,127		$28,077
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.00	%(d)	0.00%		0.01	%(e)	0.00	%(f)	0.00	%(f)	0.00	%(f)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.00	%(d)(g)	0.00	%(g)	0.01	%(e)(g)	(0.07)%		(0.07)%		(0.07)%
Expenses before waivers and/or expense reimbursement	0.48	%(d)	0.57%		0.61%		0.53%		0.42%		0.42%
Net investment income (loss)	4.06	%(d)	2.56%		2.38%		3.02%		3.17%		1.40%
Portfolio turnover rate(h)	24%		40%		79%		29%		50%		38%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(g)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2050 Fund

Schedule of Investments (unaudited)

as of January 31, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED EXCHANGE-TRADED FUND 7.5%
Fixed Income
PGIM Total Return Bond ETF (cost $1,820,432)	43,193	$1,820,153

AFFILIATED MUTUAL FUNDS 92.4%
Domestic Equity 55.7%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	94,142	1,421,551
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	211,647	10,237,371
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	184,299	1,885,382

		13,544,304

Fixed Income 1.9%
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	61,501	473,556
International Equity 34.8%
PGIM Global Real Estate Fund (Class R6)	57,170	1,222,287
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	132,572	1,922,287
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	301,657	5,315,202

		8,459,776

TOTAL AFFILIATED MUTUAL FUNDS (cost $17,602,449)		22,477,636

TOTAL LONG-TERM INVESTMENTS (cost $19,422,881)		24,297,789

SHORT-TERM INVESTMENT 0.2%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $49,458)	49,458	49,458

TOTAL INVESTMENTS 100.1% (cost $19,472,339)(wa)		24,347,247
Liabilities in excess of other assets (0.1)%		(28,358)

NET ASSETS 100.0%		$24,318,889

Below is a list of the abbreviation(s) used in the semiannual report:

ETF—Exchange-Traded Fund

SOFR—Secured Overnight Financing Rate

(wa) Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Fund
Fixed Income	$1,820,153	$—	$—
Affiliated Mutual Funds
Domestic Equity	13,544,304	—	—
Fixed Income	473,556	—	—

See Notes to Financial Statements.

PGIM Target Date 2050 Fund 85

PGIM Target Date 2050 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

	Level 1	Level 2	Level 3

Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
International Equity	$8,459,776	$—	$—
Short-Term Investment
Affiliated Mutual Fund	49,458	—	—

Total	$24,347,247	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2026 were as follows:

Domestic Equity	55.7%
International Equity	34.8

Fixed Income	9.4%
Short-Term	0.2

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

PGIM Target Date 2050 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2026

Assets

Investments at value:

Affiliated investments (cost $19,472,339)	$24,347,247
Receivable for investments sold	85,865
Due from Manager	17,388
Receivable for Fund shares sold	15,556
Prepaid expenses and other assets	999

Total Assets	24,467,055

Liabilities

Payable for investments purchased	100,315
Custodian and accounting fees payable	17,928
Professional fees payable	12,689
Audit fee payable	10,489
Accrued expenses and other liabilities	5,186
Trustees’ fees payable	861
Distribution fee payable	340
Affiliated transfer agent fee payable	334
Payable for Fund shares purchased	24

Total Liabilities	148,166

Net Assets	$24,318,889

Net assets were comprised of:
Shares of beneficial interest, at par	$1,753
Paid-in capital in excess of par	19,481,319
Total distributable earnings (loss)	4,835,817

Net assets, January 31, 2026	$24,318,889

See Notes to Financial Statements.

PGIM Target Date 2050 Fund 87

PGIM Target Date 2050 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2026

Class R1
Net asset value, offering price and redemption price per share, ($262,061 ÷ 19,020 shares of beneficial interest issued and outstanding)	$13.78

Class R2
Net asset value, offering price and redemption price per share, ($644,236 ÷ 46,562 shares of beneficial interest issued and outstanding)	$13.84

Class R3
Net asset value, offering price and redemption price per share, ($1,093,555 ÷ 79,127 shares of beneficial interest issued and outstanding)	$13.82

Class R4
Net asset value, offering price and redemption price per share, ($134,490 ÷ 9,747 shares of beneficial interest issued and outstanding)	$13.80

Class R5
Net asset value, offering price and redemption price per share, ($2,778,957 ÷ 200,762 shares of beneficial interest issued and outstanding)	$13.84

Class R6
Net asset value, offering price and redemption price per share, ($19,405,590 ÷ 1,397,321 shares of beneficial interest issued and outstanding)	$13.89

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2050 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2026

Net Investment Income (Loss)
Affiliated dividend income	$436,871

Expenses
Distribution fee(a)	2,222
Shareholder servicing fees(a)	824
Custodian and accounting fees	28,632
Professional fees	17,285
Audit fee	10,489
Registration fees(a)	9,682
Shareholders’ reports	7,767
Fund data services	5,817
Trustees’ fees	5,005
Transfer agent’s fees and expenses (including affiliated expense of $ 1,011)(a)	4,916
Miscellaneous	3,280

Total expenses	95,919
Less: Fee waiver and/or expense reimbursement(a)	(91,186)

Net expenses	4,733

Net investment income (loss)	432,138

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	204,098
Net capital gain distributions received	843,518
Payment from Manager	8,097

1,055,713

Net change in unrealized appreciation (depreciation) on investments	1,095,631

Net gain (loss) on investment transactions	2,151,344

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,583,482

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	849	725	648	—	—	—
Shareholder servicing fees	90	30	651	53	—	—
Registration fees	1,584	1,660	1,584	1,584	1,584	1,686
Transfer agent’s fees and expenses	245	584	1,073	153	1,918	943
Fee waiver and/or expense reimbursement	(2,889)	(3,911)	(7,003)	(2,154)	(12,309)	(62,920)

See Notes to Financial Statements.

PGIM Target Date 2050 Fund 89

PGIM Target Date 2050 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended	Year Ended
	January 31, 2026	July 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$432,138	$415,797
Net realized gain (loss) on investment transactions	1,055,713	423,632
Net change in unrealized appreciation (depreciation) on investments	1,095,631	1,218,466

Net increase (decrease) in net assets resulting from operations	2,583,482	2,057,895

Dividends and Distributions
Distributions from distributable earnings
Class R1	(9,873)	(16,936)
Class R2	(22,609)	(75,604)
Class R3	(42,144)	(4,042)
Class R4	(5,340)	(20,317)
Class R5	(110,662)	(335,350)
Class R6	(816,658)	(2,243,528)

	(1,007,286)	(2,695,777)

Fund share transactions
Net proceeds from shares sold	3,880,194	6,145,639
Net asset value of shares issued in reinvestment of dividends and distributions	1,007,286	2,695,777
Cost of shares purchased	(2,399,715)	(3,427,246)

Net increase (decrease) in net assets from Fund share transactions	2,487,765	5,414,170

Total increase (decrease)	4,063,961	4,776,288

Net Assets:

Beginning of period	20,254,928	15,478,640

End of period	$24,318,889	$20,254,928

See Notes to Financial Statements.

PGIM Target Date 2050 Fund

Financial Highlights  (unaudited)

Class R1 Shares
	Six Months Ended January 31, 2026		Year Ended July 31,
			2025	2024		2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.74		$13.64	$12.38		$12.32		$14.87	$11.49
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.19	0.16		0.23		0.30	0.07
Net realized and unrealized gain (loss) on investment transactions	1.34		1.10	1.51		0.71		(1.36)	3.51
Total from investment operations	1.54		1.29	1.67		0.94		(1.06)	3.58
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.42)	(0.21)		(0.15)		(0.91)	(0.12)
Distributions from net realized gains	(0.27)		(1.77)	(0.20)		(0.73)		(0.58)	(0.08)
Total dividends and distributions	(0.50)		(2.19)	(0.41)		(0.88)		(1.49)	(0.20)
Net asset value, end of period	$13.78		$12.74	$13.64		$12.38		$12.32	$14.87
Total Return(b):	12.20%		10.69%	13.87%		8.56%		(8.23)%	31.41%

Ratios/Supplemental Data:
Net assets, end of period (000)	$262		$356	$97		$59		$47	$44
Average net assets (000)	$337		$140	$69		$50		$46	$37
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.65	%(d)	0.63%	0.62	%(e)	0.68	%(e)	0.68%	0.67%
Expenses before waivers and/or expense reimbursement	2.35	%(d)	3.95%	5.93%		7.54%		9.34%	18.74%
Net investment income (loss)	2.92	%(d)	1.50%	1.26%		1.98%		2.18%	0.55%
Portfolio turnover rate(f)	28%		37%	84%		26%		59%	39%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.03% and 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2050 Fund 91

PGIM Target Date 2050 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31, 2026		Year Ended July 31,
			2025	2024		2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.81		$13.70	$12.43		$12.36		$14.90	$11.51
Income (loss) from investment operations:
Net investment income (loss)	0.25		0.27	0.20		0.25		0.50	0.11
Net realized and unrealized gain (loss) on investment transactions	1.32		1.05	1.51		0.71		(1.51)	3.51
Total from investment operations	1.57		1.32	1.71		0.96		(1.01)	3.62
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.44)	(0.24)		(0.16)		(0.95)	(0.15)
Distributions from net realized gains	(0.27)		(1.77)	(0.20)		(0.73)		(0.58)	(0.08)
Total dividends and distributions	(0.54)		(2.21)	(0.44)		(0.89)		(1.53)	(0.23)
Net asset value, end of period	$13.84		$12.81	$13.70		$12.43		$12.36	$14.90
Total Return(b):	12.36%		10.92%	14.17%		8.80%		(7.92)%	31.72%

Ratios/Supplemental Data:
Net assets, end of period (000)	$644		$532	$455		$444		$337	$5,209
Average net assets (000)	$576		$494	$452		$370		$3,647	$4,026
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.40	%(d)	0.37%	0.37	%(e)	0.43	%(e)	0.43%	0.42%
Expenses before waivers and/or expense reimbursement	1.75	%(d)	1.99%	2.60%		2.81%		1.15%	1.28%
Net investment income (loss)	3.72	%(d)	2.10%	1.56%		2.15%		3.51%	0.81%
Portfolio turnover rate(f)	28%		37%	84%		26%		59%	39%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.03% and 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2050 Fund

Financial Highlights (unaudited) (continued)

Class R3 Shares
	Six Months Ended January 31, 2026		Year Ended July 31,
			2025	2024		2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.80		$13.71	$12.44		$12.38		$14.93	$11.53
Income (loss) from investment operations:
Net investment income (loss)	0.22		0.07	0.21		0.28		0.06	0.13
Net realized and unrealized gain (loss) on investment transactions	1.35		1.27	1.52		0.70		(1.06)	3.51
Total from investment operations	1.57		1.34	1.73		0.98		(1.00)	3.64
Less Dividends and Distributions:
Dividends from net investment income	(0.28)		(0.48)	(0.26)		(0.19)		(0.97)	(0.16)
Distributions from net realized gains	(0.27)		(1.77)	(0.20)		(0.73)		(0.58)	(0.08)
Total dividends and distributions	(0.55)		(2.25)	(0.46)		(0.92)		(1.55)	(0.24)
Net asset value, end of period	$13.82		$12.80	$13.71		$12.44		$12.38	$14.93
Total Return(b):	12.41%		11.09%	14.31%		8.99%		(7.83)%	31.93%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,094		$1,543	$25		$19		$15	$4,071
Average net assets (000)	$1,285		$453	$21		$16		$81	$3,123
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.25	%(d)	0.25%	0.22	%(e)	0.28	%(e)	0.27%	0.27%
Expenses before waivers and/or expense reimbursement	1.33	%(d)	1.92%	15.59%		19.74%		5.80%	1.15%
Net investment income (loss)	3.19	%(d)	0.59%	1.69%		2.37%		0.52%	0.97%
Portfolio turnover rate(f)	28%		37%	84%		26%		59%	39%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.03% and 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2050 Fund 93

PGIM Target Date 2050 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31, 2026		Year Ended July 31,
			2025	2024		2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.79		$13.69	$12.42		$12.36		$14.91	$11.51
Income (loss) from investment operations:
Net investment income (loss)	0.27		0.31	0.23		0.28		0.13	0.15
Net realized and unrealized gain (loss) on investment transactions	1.31		1.05	1.51		0.72		(1.12)	3.50
Total from investment operations	1.58		1.36	1.74		1.00		(0.99)	3.65
Less Dividends and Distributions:
Dividends from net investment income	(0.30)		(0.49)	(0.27)		(0.21)		(0.98)	(0.17)
Distributions from net realized gains	(0.27)		(1.77)	(0.20)		(0.73)		(0.58)	(0.08)
Total dividends and distributions	(0.57)		(2.26)	(0.47)		(0.94)		(1.56)	(0.25)
Net asset value, end of period	$13.80		$12.79	$13.69		$12.42		$12.36	$14.91
Total Return(b):	12.48%		11.22%	14.45%		9.12%		(7.79)%	32.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$134		$120	$123		$100		$89	$17
Average net assets (000)	$127		$127	$108		$95		$59	$15
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.15	%(d)	0.12%	0.12	%(e)	0.18	%(e)	0.18%	0.17%
Expenses before waivers and/or expense reimbursement	3.50	%(d)	3.68%	3.95%		4.14%		7.09%	43.52%
Net investment income (loss)	4.00	%(d)	2.42%	1.80%		2.43%		0.98%	1.12%
Portfolio turnover rate(f)	28%		37%	84%		26%		59%	39%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.03% and 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2050 Fund

Financial Highlights (unaudited) (continued)

Class R5 Shares
	Six Months Ended January 31, 2026		Year Ended July 31,
			2025	2024		2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.83		$13.72	$12.45		$12.39		$14.94	$11.54
Income (loss) from investment operations:
Net investment income (loss)	0.28		0.31	0.23		0.30		0.39	0.16
Net realized and unrealized gain (loss) on investment transactions	1.31		1.06	1.52		0.71		(1.36)	3.51
Total from investment operations	1.59		1.37	1.75		1.01		(0.97)	3.67
Less Dividends and Distributions:
Dividends from net investment income	(0.31)		(0.49)	(0.28)		(0.22)		(1.00)	(0.19)
Distributions from net realized gains	(0.27)		(1.77)	(0.20)		(0.73)		(0.58)	(0.08)
Total dividends and distributions	(0.58)		(2.26)	(0.48)		(0.95)		(1.58)	(0.27)
Net asset value, end of period	$13.84		$12.83	$13.72		$12.45		$12.39	$14.94
Total Return(b):	12.54%		11.31%	14.52%		9.22%		(7.63)%	32.13%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,779		$2,581	$1,967		$1,446		$1,170	$1,149
Average net assets (000)	$2,628		$2,214	$1,729		$1,226		$1,196	$950
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.05	%(d)	0.02%	0.02	%(e)	0.08	%(e)	0.08%	0.07%
Expenses before waivers and/or expense reimbursement	0.98	%(d)	1.16%	1.37%		1.20%		1.03%	1.44%
Net investment income (loss)	4.03	%(d)	2.42%	1.86%		2.55%		2.87%	1.19%
Portfolio turnover rate(f)	28%		37%	84%		26%		59%	39%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.02% and 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2050 Fund 95

PGIM Target Date 2050 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31, 2026		Year Ended July 31,
			2025		2024		2023		2022		2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.88		$13.77		$12.48		$12.43		$14.98		$11.57
Income (loss) from investment operations:
Net investment income (loss)	0.28		0.32		0.29		0.33		0.41		0.18
Net realized and unrealized gain (loss) on investment transactions	1.33		1.07		1.50		0.69		(1.36)		3.52
Total from investment operations	1.61		1.39		1.79		1.02		(0.95)		3.70
Less Dividends and Distributions:
Dividends from net investment income	(0.33)		(0.51)		(0.30)		(0.24)		(1.02)		(0.21)
Distributions from net realized gains	(0.27)		(1.77)		(0.20)		(0.73)		(0.58)		(0.08)
Total dividends and distributions	(0.60)		(2.28)		(0.50)		(0.97)		(1.60)		(0.29)
Net asset value, end of period	$13.89		$12.88		$13.77		$12.48		$12.43		$14.98
Total Return(b):	12.65%		11.43%		14.81%		9.29%		(7.47)%		32.33%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19,406		$15,122		$12,813		$20,189		$18,346		$18,291
Average net assets (000)	$16,712		$14,004		$15,264		$18,311		$20,531		$17,795
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.00	%(d)	0.00%		0.02	%(e)	0.00	%(e)(f)	0.00	%(f)	0.00	%(f)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.00	%(d)(g)	0.00	%(g)	0.02	%(e)(g)	(0.07	)%(e)	(0.07)%		(0.08)%
Expenses before waivers and/or expense reimbursement	0.75	%(d)	0.95%		0.94%		0.81%		0.58%		0.63%
Net investment income (loss)	4.03	%(d)	2.46%		2.32%		2.81%		2.98%		1.33%
Portfolio turnover rate(h)	28%		37%		84%		26%		59%		39%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.02% and 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(f)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(g)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2055 Fund

Schedule of Investments (unaudited)

as of January 31, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED EXCHANGE-TRADED FUND 4.3%
Fixed Income
PGIM Total Return Bond ETF (cost $572,108)	13,574	$572,009

AFFILIATED MUTUAL FUNDS 95.6%
Domestic Equity 57.0%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	54,026	815,798
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	114,519	5,539,275
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	111,713	1,142,819

		7,497,892

International Equity 38.6%
PGIM Global Real Estate Fund (Class R6)	30,918	661,018
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	87,218	1,264,668
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	178,472	3,144,678

		5,070,364

TOTAL AFFILIATED MUTUAL FUNDS (cost $9,956,349)		12,568,256

TOTAL LONG-TERM INVESTMENTS (cost $10,528,457)		13,140,265

SHORT-TERM INVESTMENT 0.3%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $41,067)	41,067	41,067

TOTAL INVESTMENTS 100.2% (cost $10,569,524)(wa)		13,181,332
Liabilities in excess of other assets (0.2)%		(30,348)

NET ASSETS 100.0%		$13,150,984

Below is a list of the abbreviation(s) used in the semiannual report:

ETF—Exchange-Traded Fund

SOFR—Secured Overnight Financing Rate

(wa) Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Fund
Fixed Income	$572,009	$—	$—
Affiliated Mutual Funds
Domestic Equity	7,497,892	—	—
International Equity	5,070,364	—	—

See Notes to Financial Statements.

PGIM Target Date 2055 Fund 97

PGIM Target Date 2055 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

	Level 1	Level 2	Level 3

Investments in Securities (continued)

Assets (continued)
Short-Term Investment
Affiliated Mutual Fund	$41,067	$—	$—

Total	$13,181,332	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2026 were as follows:

Domestic Equity	57.0%
International Equity	38.6

Fixed Income	4.3%
Short-Term	0.3

100.2
Liabilities in excess of other assets	(0.2)

100.0%

See Notes to Financial Statements.

PGIM Target Date 2055 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2026

Assets

Investments at value:
Affiliated investments (cost $10,569,524)	$13,181,332
Receivable for investments sold	93,358
Due from Manager	16,323
Receivable for Fund shares sold	11,256
Prepaid expenses and other assets	915

Total Assets	13,303,184

Liabilities

Payable for investments purchased	93,818
Custodian and accounting fees payable	17,602
Payable for Fund shares purchased	13,159
Professional fees payable	12,304
Audit fee payable	10,489
Accrued expenses and other liabilities	3,543
Trustees’ fees payable	777
Affiliated transfer agent fee payable	322
Distribution fee payable	186

Total Liabilities	152,200

Net Assets	$13,150,984

Net assets were comprised of:
Shares of beneficial interest, at par	$1,028
Paid-in capital in excess of par	10,497,383
Total distributable earnings (loss)	2,652,573

Net assets, January 31, 2026	$13,150,984

See Notes to Financial Statements.

PGIM Target Date 2055 Fund 99

PGIM Target Date 2055 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2026

Class R1
Net asset value, offering price and redemption price per share, ($186,625 ÷ 14,781 shares of beneficial interest issued and outstanding)	$12.63

Class R2
Net asset value, offering price and redemption price per share, ($413,875 ÷ 32,605 shares of beneficial interest issued and outstanding)	$12.69

Class R3
Net asset value, offering price and redemption price per share, ($262,456 ÷ 20,625 shares of beneficial interest issued and outstanding)	$12.72

Class R4
Net asset value, offering price and redemption price per share, ($76,086 ÷ 5,971 shares of beneficial interest issued and outstanding)	$12.74

Class R5
Net asset value, offering price and redemption price per share, ($1,235,375 ÷ 96,644 shares of beneficial interest issued and outstanding)	$12.78

Class R6
Net asset value, offering price and redemption price per share, ($10,976,567 ÷ 857,272 shares of beneficial interest issued and outstanding)	$12.80

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2055 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2026

Net Investment Income (Loss)
Affiliated dividend income	$241,270

Expenses
Distribution fee(a)	1,024
Shareholder servicing fees(a)	111
Custodian and accounting fees	28,722
Professional fees	16,978
Registration fees(a)	10,539
Audit fee	10,489
Shareholders’ reports	7,175
Fund data services	5,817
Trustees’ fees	4,857
Transfer agent’s fees and expenses (including affiliated expense of $ 971)(a)	2,659
Miscellaneous	3,246

Total expenses	91,617
Less: Fee waiver and/or expense reimbursement(a)	(89,748)

Net expenses	1,869

Net investment income (loss)	239,401

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	39,573
Net capital gain distributions received	509,278
Payment from Manager	5,164

554,015

Net change in unrealized appreciation (depreciation) on investments	648,888

Net gain (loss) on investment transactions	1,202,903

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,442,304

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	454	481	89	—	—	—
Shareholder servicing fees	29	—	61	21	—	—
Registration fees	1,584	2,517	1,584	1,584	1,584	1,686
Transfer agent’s fees and expenses	115	465	161	105	881	932
Fee waiver and/or expense reimbursement	(2,808)	(5,262)	(2,857)	(2,141)	(10,185)	(66,495)

See Notes to Financial Statements.

PGIM Target Date 2055 Fund 101

PGIM Target Date 2055 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended	Year Ended
	January 31, 2026	July 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$239,401	$208,311
Net realized gain (loss) on investment transactions	554,015	233,052
Net change in unrealized appreciation (depreciation) on investments	648,888	594,397

Net increase (decrease) in net assets resulting from operations	1,442,304	1,035,760

Dividends and Distributions
Distributions from distributable earnings
Class R1	(6,375)	(2,413)
Class R2	(15,695)	(36,066)
Class R3	(6,701)	(11,336)
Class R4	(2,896)	(6,939)
Class R5	(46,675)	(103,117)
Class R6	(479,896)	(915,475)

	(558,238)	(1,075,346)

Fund share transactions
Net proceeds from shares sold	3,677,723	3,103,007
Net asset value of shares issued in reinvestment of dividends and distributions	557,349	1,075,346
Cost of shares purchased	(2,026,368)	(2,386,852)

Net increase (decrease) in net assets from Fund share transactions	2,208,704	1,791,501

Total increase (decrease)	3,092,770	1,751,915

Net Assets:

Beginning of period	10,058,214	8,306,299

End of period	$13,150,984	$10,058,214

See Notes to Financial Statements.

PGIM Target Date 2055 Fund

Financial Highlights  (unaudited)

Class R1 Shares
	Six Months
	Ended
	January 31,		Year Ended July 31,
	2026		2025	2024		2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.59		$11.81	$10.65		$10.28		$14.78	$11.33
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.09	0.13		0.19		0.26	0.08
Net realized and unrealized gain (loss) on investment transactions	1.27		1.09	1.33		0.68		(1.10)	3.58
Total from investment operations	1.48		1.18	1.46		0.87		(0.84)	3.66
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.26)	(0.30)		(0.03)		(0.91)	(0.11)
Distributions from net realized gains	(0.18)		(1.14)	-		(0.47)		(2.75)	(0.10)
Total dividends and distributions	(0.44)		(1.40)	(0.30)		(0.50)		(3.66)	(0.21)
Net asset value, end of period	$12.63		$11.59	$11.81		$10.65		$10.28	$14.78
Total Return(b):	12.85%		10.96%	14.00%		9.11%		(8.47)%	32.63%

Ratios/Supplemental Data:
Net assets, end of period (000)	$187		$181	$19		$18		$17	$18
Average net assets (000)	$180		$45	$19		$16		$18	$16
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.64	%(d)	0.63%	0.65	%(e)	0.68	%(e)	0.67%	0.66%
Expenses before waivers and/or expense reimbursement	3.73	%(d)	9.65%	18.00%		21.35%		22.90%	42.22%
Net investment income (loss)	3.42	%(d)	0.77%	1.22%		1.97%		2.17%	0.57%
Portfolio turnover rate(f)	28%		43%	97%		29%		60%	37%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.06% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2055 Fund 103

PGIM Target Date 2055 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months
	Ended
	January 31,		Year Ended July 31,
	2026		2025	2024		2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.67		$11.89	$10.71		$10.31		$14.82	$11.36
Income (loss) from investment operations:
Net investment income (loss)	0.25		0.20	0.11		0.22		0.29	0.10
Net realized and unrealized gain (loss) on investment transactions	1.24		1.02	1.39		0.68		(1.11)	3.60
Total from investment operations	1.49		1.22	1.50		0.90		(0.82)	3.70
Less Dividends and Distributions:
Dividends from net investment income	(0.29)		(0.30)	(0.32)		(0.03)		(0.94)	(0.14)
Distributions from net realized gains	(0.18)		(1.14)	-		(0.47)		(2.75)	(0.10)
Total dividends and distributions	(0.47)		(1.44)	(0.32)		(0.50)		(3.69)	(0.24)
Net asset value, end of period	$12.69		$11.67	$11.89		$10.71		$10.31	$14.82
Total Return(b):	12.91%		11.23%	14.37%		9.38%		(8.28)%	32.93%

Ratios/Supplemental Data:
Net assets, end of period (000)	$414		$349	$721		$253		$278	$305
Average net assets (000)	$382		$390	$452		$229		$311	$188
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.39	%(d)	0.36%	0.39	%(e)	0.43	%(e)	0.42%	0.41%
Expenses before waivers and/or expense reimbursement	3.13	%(d)	3.55%	4.07%		4.86%		4.25%	6.37%
Net investment income (loss)	4.00	%(d)	1.70%	0.99%		2.21%		2.40%	0.73%
Portfolio turnover rate(f)	28%		43%	97%		29%		60%	37%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.06% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2055 Fund

Financial Highlights  (unaudited) (continued)

Class R3 Shares
	Six Months
	Ended
	January 31,		Year Ended July 31,
	2026		2025	2024		2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.70		$11.91	$10.73		$10.32		$14.82	$11.36
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.23	0.17		0.16		0.02	0.13
Net realized and unrealized gain (loss) on investment transactions	1.28		1.01	1.35		0.75		(0.80)	3.59
Total from investment operations	1.51		1.24	1.52		0.91		(0.78)	3.72
Less Dividends and Distributions:
Dividends from net investment income	(0.31)		(0.31)	(0.34)		(0.03)		(0.97)	(0.16)
Distributions from net realized gains	(0.18)		(1.14)	-		(0.47)		(2.75)	(0.10)
Total dividends and distributions	(0.49)		(1.45)	(0.34)		(0.50)		(3.72)	(0.26)
Net asset value, end of period	$12.72		$11.70	$11.91		$10.73		$10.32	$14.82
Total Return(b):	13.03%		11.39%	14.48%		9.47%		(8.03)%	33.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$262		$155	$84		$43		$15	$7,549
Average net assets (000)	$176		$109	$59		$22		$166	$6,237
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.24	%(d)	0.22%	0.25	%(e)	0.29	%(e)	0.25%	0.26%
Expenses before waivers and/or expense reimbursement	3.45	%(d)	5.03%	7.37%		15.85%		3.82%	1.52%
Net investment income (loss)	3.69	%(d)	1.98%	1.50%		1.61%		0.15%	0.95%
Portfolio turnover rate(f)	28%		43%	97%		29%		60%	37%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.06% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2055 Fund 105

PGIM Target Date 2055 Fund

Financial Highlights  (unaudited) (continued)

Class R4 Shares
	Six Months
	Ended
	January 31,		Year Ended July 31,
	2026		2025	2024		2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.73		$11.93	$10.75		$10.33		$14.84	$11.37
Income (loss) from investment operations:
Net investment income (loss)	0.25		0.26	0.18		0.25		0.31	0.14
Net realized and unrealized gain (loss) on investment transactions	1.26		1.00	1.35		0.67		(1.09)	3.60
Total from investment operations	1.51		1.26	1.53		0.92		(0.78)	3.74
Less Dividends and Distributions:
Dividends from net investment income	(0.32)		(0.32)	(0.35)		(0.03)		(0.98)	(0.17)
Distributions from net realized gains	(0.18)		(1.14)	-		(0.47)		(2.75)	(0.10)
Total dividends and distributions	(0.50)		(1.46)	(0.35)		(0.50)		(3.73)	(0.27)
Net asset value, end of period	$12.74		$11.73	$11.93		$10.75		$10.33	$14.84
Total Return(b):	13.03%		11.60%	14.59%		9.56%		(8.01)%	33.27%

Ratios/Supplemental Data:
Net assets, end of period (000)	$76		$67	$55		$39		$20	$17
Average net assets (000)	$72		$60	$45		$29		$18	$15
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.14	%(d)	0.11%	0.15	%(e)	0.18	%(e)	0.17%	0.16%
Expenses before waivers and/or expense reimbursement	6.04	%(d)	7.25%	8.72%		12.52%		22.13%	43.43%
Net investment income (loss)	3.95	%(d)	2.26%	1.68%		2.48%		2.54%	1.07%
Portfolio turnover rate(f)	28%		43%	97%		29%		60%	37%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.06% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2055 Fund

Financial Highlights  (unaudited) (continued)

Class R5 Shares
	Six Months
	Ended
	January 31,		Year Ended July 31,
	2026		2025	2024		2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.77		$11.97	$10.78		$10.35		$14.86	$11.38
Income (loss) from investment operations:
Net investment income (loss)	0.26		0.27	0.19		0.24		0.34	0.15
Net realized and unrealized gain (loss) on investment transactions	1.27		1.00	1.36		0.69		(1.11)	3.61
Total from investment operations	1.53		1.27	1.55		0.93		(0.77)	3.76
Less Dividends and Distributions:
Dividends from net investment income	(0.34)		(0.33)	(0.36)		(0.03)		(0.99)	(0.18)
Distributions from net realized gains	(0.18)		(1.14)	-		(0.47)		(2.75)	(0.10)
Total dividends and distributions	(0.52)		(1.47)	(0.36)		(0.50)		(3.74)	(0.28)
Net asset value, end of period	$12.78		$11.77	$11.97		$10.78		$10.35	$14.86
Total Return(b):	13.08%		11.69%	14.75%		9.64%		(7.88)%	33.45%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,235		$1,103	$786		$565		$367	$247
Average net assets (000)	$1,187		$906	$674		$447		$317	$188
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.04	%(d)	0.02%	0.05	%(e)	0.08	%(e)	0.07%	0.06%
Expenses before waivers and/or expense reimbursement	1.74	%(d)	2.21%	2.77%		2.95%		2.87%	4.74%
Net investment income (loss)	4.20	%(d)	2.34%	1.76%		2.45%		2.79%	1.12%
Portfolio turnover rate(f)	28%		43%	97%		29%		60%	37%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.05% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2055 Fund 107

PGIM Target Date 2055 Fund

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months
	Ended
	January 31,		Year Ended July 31,
	2026		2025		2024		2023		2022		2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.79		$11.99		$10.80		$10.34		$14.86		$11.38
Income (loss) from investment operations:
Net investment income (loss)	0.26		0.27		0.24		0.28		0.37		0.17
Net realized and unrealized gain (loss) on investment transactions	1.28		1.02		1.32		0.68		(1.12)		3.61
Total from investment operations	1.54		1.29		1.56		0.96		(0.75)		3.78
Less Dividends and Distributions:
Dividends from net investment income	(0.35)		(0.35)		(0.37)		(0.03)		(1.02)		(0.20)
Distributions from net realized gains	(0.18)		(1.14)		-		(0.47)		(2.75)		(0.10)
Total dividends and distributions	(0.53)		(1.49)		(0.37)		(0.50)		(3.77)		(0.30)
Net asset value, end of period	$12.80		$11.79		$11.99		$10.80		$10.34		$14.86
Total Return(b):	13.22%		11.79%		14.89%		9.95%		(7.82)%		33.63%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,977		$8,202		$6,641		$8,151		$6,382		$7,681
Average net assets (000)	$9,601		$7,614		$6,770		$6,741		$8,322		$7,616
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.00	%(d)	0.00%		0.05	%(e)	0.00	%(e)(f)	0.00	%(f)	0.00	%(f)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.00	%(d)(g)	0.00	%(g)	0.05	%(e)(g)	(0.07	)%(e)	(0.08)%		(0.09)%
Expenses before waivers and/or expense reimbursement	1.37	%(d)	1.79%		2.06%		2.12%		1.57%		1.16%
Net investment income (loss)	4.11	%(d)	2.32%		2.22%		2.76%		3.01%		1.27%
Portfolio turnover rate(h)	28%		43%		97%		29%		60%		37%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.05% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(f)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(g)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2060 Fund

Schedule of Investments (unaudited)

as of January 31, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED EXCHANGE-TRADED FUND 3.2%
Fixed Income
PGIM Total Return Bond ETF (cost $408,398)	9,690	$408,337

AFFILIATED MUTUAL FUNDS 96.7%
Domestic Equity 56.2%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	54,666	825,450
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	108,035	5,225,653
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	114,443	1,170,753

		7,221,856

International Equity 40.5%
PGIM Global Real Estate Fund (Class R6)	30,217	646,047
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	91,011	1,319,661
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	184,042	3,242,825

		5,208,533

TOTAL AFFILIATED MUTUAL FUNDS (cost $9,939,791)		12,430,389

TOTAL LONG-TERM INVESTMENTS (cost $10,348,189)		12,838,726

SHORT-TERM INVESTMENT 0.3%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $40,970)	40,970	40,970

TOTAL INVESTMENTS 100.2% (cost $10,389,159)(wa)		12,879,696
Liabilities in excess of other assets (0.2)%		(29,883)

NET ASSETS 100.0%		$12,849,813

Below is a list of the abbreviation(s) used in the semiannual report:

ETF—Exchange-Traded Fund

SOFR—Secured Overnight Financing Rate

(wa) Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Fund
Fixed Income	$408,337	$—	$—
Affiliated Mutual Funds
Domestic Equity	7,221,856	—	—
International Equity	5,208,533	—	—

See Notes to Financial Statements.

PGIM Target Date 2060 Fund 109

PGIM Target Date 2060 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investment
Affiliated Mutual Fund	$40,970	$—	$—

Total	$12,879,696	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2026 were as follows:

Domestic Equity	56.2%
International Equity	40.5

Fixed Income	3.2%
Short-Term	0.3

100.2

Liabilities in excess of other assets	(0.2)

100.0%

See Notes to Financial Statements.

PGIM Target Date 2060 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2026

Assets
Investments at value:
Affiliated investments (cost $10,389,159)	$12,879,696
Receivable for investments sold	91,433
Due from Manager	16,252
Receivable for Fund shares sold	15,853
Prepaid expenses and other assets	916

Total Assets	13,004,150

Liabilities
Payable for investments purchased	108,870
Custodian and accounting fees payable	17,474
Professional fees payable	12,262
Audit fee payable	10,491
Accrued expenses and other liabilities	3,912
Trustees’ fees payable	777
Affiliated transfer agent fee payable	318
Distribution fee payable	203
Payable for Fund shares purchased	30

Total Liabilities	154,337

Net Assets	$12,849,813

Net assets were comprised of:
Shares of beneficial interest, at par	$798
Paid-in capital in excess of par	10,328,505
Total distributable earnings (loss)	2,520,510

Net assets, January 31, 2026	$12,849,813

See Notes to Financial Statements.

PGIM Target Date 2060 Fund 111

PGIM Target Date 2060 Fund

Statement of Assets & Liabilities  (unaudited) (continued)

as of January 31, 2026

Class R1
Net asset value, offering price and redemption price per share, ($228,528 ÷ 14,289 shares of beneficial interest issued and outstanding)	$15.99

Class R2
Net asset value, offering price and redemption price per share, ($456,448 ÷ 28,432 shares of beneficial interest issued and outstanding)	$16.05

Class R3
Net asset value, offering price and redemption price per share, ($118,860 ÷ 7,398 shares of beneficial interest issued and outstanding)	$16.07

Class R4
Net asset value, offering price and redemption price per share, ($44,900 ÷ 2,793 shares of beneficial interest issued and outstanding)	$16.07

Class R5
Net asset value, offering price and redemption price per share, ($1,600,908 ÷ 99,489 shares of beneficial interest issued and outstanding)	$16.09

Class R6
Net asset value, offering price and redemption price per share, ($10,400,169 ÷ 645,148 shares of beneficial interest issued and outstanding)	$16.12

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2060 Fund

Statement of Operations  (unaudited)

Six Months Ended January 31, 2026

Net Investment Income (Loss)
Affiliated dividend income	$230,644

Expenses
Distribution fee(a)	1,221
Shareholder servicing fees(a)	94
Custodian and accounting fees	28,795
Professional fees	16,935
Audit fee	10,487
Registration fees(a)	10,332
Shareholders’ reports	7,243
Fund data services	5,817
Trustees’ fees	4,857
Transfer agent’s fees and expenses (including affiliated expense of $ 952)(a)	2,919
Miscellaneous	3,247

Total expenses	91,947
Less: Fee waiver and/or expense reimbursement(a)	(89,874)

Net expenses	2,073

Net investment income (loss)	228,571

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	33,908
Net capital gain distributions received	482,451
Payment from Manager	5,061

521,420

Net change in unrealized appreciation (depreciation) on investments	661,293

Net gain (loss) on investment transactions	1,182,713

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,411,284

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	620	550	51	—	—	—
Shareholder servicing fees	53	—	33	8	—	—
Registration fees	1,584	2,138	1,584	1,584	1,585	1,857
Transfer agent’s fees and expenses	151	594	97	85	1,075	917
Fee waiver and/or expense reimbursement	(3,332)	(5,458)	(2,349)	(1,942)	(13,086)	(63,707)

See Notes to Financial Statements.

PGIM Target Date 2060 Fund 113

PGIM Target Date 2060 Fund

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended January 31, 2026	Year Ended July 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$228,571	$190,671
Net realized gain (loss) on investment transactions	521,420	311,028
Net change in unrealized appreciation (depreciation) on investments	661,293	539,115

Net increase (decrease) in net assets resulting from operations	1,411,284	1,040,814

Dividends and Distributions
Distributions from distributable earnings
Class R1	(8,857)	(4,383)
Class R2	(17,257)	(35,233)
Class R3	(4,426)	(5,064)
Class R4	(1,801)	(3,860)
Class R5	(65,999)	(106,904)
Class R6	(437,263)	(571,300)

	(535,603)	(726,744)

Fund share transactions
Net proceeds from shares sold	2,276,826	3,839,418
Net asset value of shares issued in reinvestment of dividends and distributions	535,603	726,744
Cost of shares purchased	(1,040,781)	(3,093,104)

Net increase (decrease) in net assets from Fund share transactions	1,771,648	1,473,058

Total increase (decrease)	2,647,329	1,787,128

Net Assets:

Beginning of period	10,202,484	8,415,356

End of period	$12,849,813	$10,202,484

See Notes to Financial Statements.

PGIM Target Date 2060 Fund

Financial Highlights  (unaudited)

Class R1 Shares
	Six Months
	Ended
	January 31,		Year Ended July 31,
	2026		2025	2024		2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.68		$14.42	$13.02		$12.82		$15.17	$11.49
Income (loss) from investment operations:
Net investment income (loss)	0.28		0.17	0.16		0.24		0.29	0.08
Net realized and unrealized gain (loss) on investment transactions	1.62		1.31	1.63		0.84		(1.46)	3.74
Total from investment operations	1.90		1.48	1.79		1.08		(1.17)	3.82
Less Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.37)	(0.22)		(0.19)		(0.95)	(0.08)
Distributions from net realized gains	(0.34)		(0.85)	(0.17)		(0.69)		(0.23)	(0.06)
Total dividends and distributions	(0.59)		(1.22)	(0.39)		(0.88)		(1.18)	(0.14)
Net asset value, end of period	$15.99		$14.68	$14.42		$13.02		$12.82	$15.17
Total Return(b):	13.03%		10.94%	14.12%		9.38%		(8.62)%	33.45%

Ratios/Supplemental Data:
Net assets, end of period (000)	$229		$257	$40		$22		$17	$17
Average net assets (000)	$246		$81	$27		$19		$17	$15
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.64	%(d)	0.62%	0.64	%(e)	0.67	%(e)	0.66%	0.65%
Expenses before waivers and/or expense reimbursement	3.33	%(d)	6.44%	13.74%		18.47%		23.66%	46.33%
Net investment income (loss)	3.58	%(d)	1.15%	1.17%		1.98%		2.06%	0.56%
Portfolio turnover rate(f)	17%		46%	92%		42%		64%	35%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.06% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2060 Fund 115

PGIM Target Date 2060 Fund

Financial Highlights  (unaudited) (continued)

Class R2 Shares
	Six Months
	Ended
	January 31,		Year Ended July 31,
	2026		2025	2024		2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.76		$14.50	$13.09		$12.86		$15.21	$11.52
Income (loss) from investment operations:
Net investment income (loss)	0.29		0.29	0.16		0.25		0.52	0.10
Net realized and unrealized gain (loss) on investment transactions	1.64		1.23	1.68		0.87		(1.66)	3.76
Total from investment operations	1.93		1.52	1.84		1.12		(1.14)	3.86
Less Dividends and Distributions:
Dividends from net investment income	(0.30)		(0.41)	(0.26)		(0.20)		(0.98)	(0.11)
Distributions from net realized gains	(0.34)		(0.85)	(0.17)		(0.69)		(0.23)	(0.06)
Total dividends and distributions	(0.64)		(1.26)	(0.43)		(0.89)		(1.21)	(0.17)
Net asset value, end of period	$16.05		$14.76	$14.50		$13.09		$12.86	$15.21
Total Return(b):	13.16%		11.24%	14.40%		9.70%		(8.37)%	33.76%

Ratios/Supplemental Data:
Net assets, end of period (000)	$456		$407	$553		$267		$199	$1,755
Average net assets (000)	$436		$440	$382		$215		$1,330	$1,291
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.39	%(d)	0.36%	0.38	%(e)	0.43	%(e)	0.41%	0.40%
Expenses before waivers and/or expense reimbursement	2.87	%(d)	3.27%	3.87%		4.78%		2.45%	3.46%
Net investment income (loss)	3.67	%(d)	2.04%	1.16%		2.07%		3.57%	0.74%
Portfolio turnover rate(f)	17%		46%	92%		42%		64%	35%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.06% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2060 Fund

Financial Highlights  (unaudited) (continued)

Class R3 Shares
	Six Months
	Ended
	January 31,		Year Ended July 31,
	2026		2025	2024		2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.78		$14.51	$13.10		$12.89		$15.25	$11.55
Income (loss) from investment operations:
Net investment income (loss)	0.32		0.31	0.21		0.28		0.16	0.12
Net realized and unrealized gain (loss) on investment transactions	1.62		1.24	1.64		0.86		(1.28)	3.77
Total from investment operations	1.94		1.55	1.85		1.14		(1.12)	3.89
Less Dividends and Distributions:
Dividends from net investment income	(0.31)		(0.43)	(0.27)		(0.24)		(1.01)	(0.13)
Distributions from net realized gains	(0.34)		(0.85)	(0.17)		(0.69)		(0.23)	(0.06)
Total dividends and distributions	(0.65)		(1.28)	(0.44)		(0.93)		(1.24)	(0.19)
Net asset value, end of period	$16.07		$14.78	$14.51		$13.10		$12.89	$15.25
Total Return(b):	13.27%		11.44%	14.55%		9.90%		(8.28)%	33.94%

Ratios/Supplemental Data:
Net assets, end of period (000)	$119		$84	$55		$41		$31	$1,472
Average net assets (000)	$102		$61	$46		$33		$55	$1,051
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.24	%(d)	0.21%	0.24	%(e)	0.28	%(e)	0.25%	0.25%
Expenses before waivers and/or expense reimbursement	4.81	%(d)	7.34%	8.77%		11.21%		8.75%	3.27%
Net investment income (loss)	4.03	%(d)	2.17%	1.58%		2.26%		1.25%	0.89%
Portfolio turnover rate(f)	17%		46%	92%		42%		64%	35%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.06% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2060 Fund 117

PGIM Target Date 2060 Fund

Financial Highlights  (unaudited) (continued)

Class R4 Shares
	Six Months
	Ended
	January 31,		Year Ended July 31,
	2026		2025	2024		2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.79		$14.53	$13.11		$12.91		$15.26	$11.56
Income (loss) from investment operations:
Net investment income (loss)	0.32		0.37	0.22		0.29		0.37	0.14
Net realized and unrealized gain (loss) on investment transactions	1.63		1.19	1.66		0.85		(1.47)	3.76
Total from investment operations	1.95		1.56	1.88		1.14		(1.10)	3.90
Less Dividends and Distributions:
Dividends from net investment income	(0.33)		(0.45)	(0.29)		(0.25)		(1.02)	(0.14)
Distributions from net realized gains	(0.34)		(0.85)	(0.17)		(0.69)		(0.23)	(0.06)
Total dividends and distributions	(0.67)		(1.30)	(0.46)		(0.94)		(1.25)	(0.20)
Net asset value, end of period	$16.07		$14.79	$14.53		$13.11		$12.91	$15.26
Total Return(b):	13.32%		11.47%	14.71%		9.93%		(8.12)%	34.14%

Ratios/Supplemental Data:
Net assets, end of period (000)	$45		$40	$42		$24		$18	$17
Average net assets (000)	$42		$41	$32		$20		$17	$15
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.14	%(d)	0.11%	0.14	%(e)	0.18	%(e)	0.16%	0.15%
Expenses before waivers and/or expense reimbursement	9.21	%(d)	9.70%	11.45%		16.92%		22.95%	44.92%
Net investment income (loss)	3.99	%(d)	2.55%	1.68%		2.36%		2.60%	1.06%
Portfolio turnover rate(f)	17%		46%	92%		42%		64%	35%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.06% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2060 Fund

Financial Highlights  (unaudited) (continued)

Class R5 Shares
	Six Months
	Ended
	January 31,		Year Ended July 31,
	2026		2025	2024		2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.81		$14.54	$13.13		$12.93		$15.28	$11.57
Income (loss) from investment operations:
Net investment income (loss)	0.32		0.35	0.23		0.28		0.36	0.14
Net realized and unrealized gain (loss) on investment transactions	1.65		1.23	1.65		0.88		(1.45)	3.78
Total from investment operations	1.97		1.58	1.88		1.16		(1.09)	3.92
Less Dividends and Distributions:
Dividends from net investment income	(0.35)		(0.46)	(0.30)		(0.27)		(1.03)	(0.15)
Distributions from net realized gains	(0.34)		(0.85)	(0.17)		(0.69)		(0.23)	(0.06)
Total dividends and distributions	(0.69)		(1.31)	(0.47)		(0.96)		(1.26)	(0.21)
Net asset value, end of period	$16.09		$14.81	$14.54		$13.13		$12.93	$15.28
Total Return(b):	13.41%		11.65%	14.73%		10.04%		(8.01)%	34.21%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,601		$1,454	$1,091		$692		$442	$227
Average net assets (000)	$1,543		$1,238	$901		$519		$333	$154
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.04	%(d)	0.01%	0.04	%(e)	0.08	%(e)	0.06%	0.05%
Expenses before waivers and/or expense reimbursement	1.72	%(d)	2.14%	2.74%		2.92%		2.96%	6.69%
Net investment income (loss)	4.03	%(d)	2.42%	1.72%		2.32%		2.58%	1.02%
Portfolio turnover rate(f)	17%		46%	92%		42%		64%	35%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.04% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2060 Fund 119

PGIM Target Date 2060 Fund

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months
	Ended
	January 31,		Year Ended July 31,
	2026		2025		2024		2023		2022		2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.85		$14.58		$13.15		$12.95		$15.31		$11.58
Income (loss) from investment operations:
Net investment income (loss)	0.32		0.30		0.27		0.33		0.40		0.15
Net realized and unrealized gain (loss) on investment transactions	1.66		1.30		1.65		0.85		(1.47)		3.81
Total from investment operations	1.98		1.60		1.92		1.18		(1.07)		3.96
Less Dividends and Distributions:
Dividends from net investment income	(0.37)		(0.48)		(0.32)		(0.29)		(1.06)		(0.17)
Distributions from net realized gains	(0.34)		(0.85)		(0.17)		(0.69)		(0.23)		(0.06)
Total dividends and distributions	(0.71)		(1.33)		(0.49)		(0.98)		(1.29)		(0.23)
Net asset value, end of period	$16.12		$14.85		$14.58		$13.15		$12.95		$15.31
Total Return(b):	13.46%		11.77%		15.02%		10.20%		(7.93)%		34.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,400		$7,961		$6,635		$6,655		$6,246		$5,912
Average net assets (000)	$8,832		$7,007		$6,030		$6,474		$6,501		$4,213
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.00	%(d)	0.00%		0.06	%(e)	0.00	%(e)(f)	0.00	%(f)	0.00	%(f)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.00	%(d)(g)	0.00	%(g)	0.06	%(e)(g)	(0.08	)%(e)	(0.09)%		(0.10)%
Expenses before waivers and/or expense reimbursement	1.43	%(d)	1.84%		2.25%		2.18%		1.79%		2.32%
Net investment income (loss)	4.08	%(d)	2.12%		2.01%		2.68%		2.85%		1.11%
Portfolio turnover rate(h)	17%		46%		92%		42%		64%		35%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.06% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(f)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(g)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund

Schedule of Investments (unaudited)

as of January 31, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED EXCHANGE-TRADED FUND 3.0%
Fixed Income
PGIM Total Return Bond ETF (cost $60,058)	1,425	$60,049

AFFILIATED MUTUAL FUNDS 96.9%
Domestic Equity 56.1%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	8,521	128,670
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	16,638	804,785
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	17,846	182,565

		1,116,020

International Equity 40.8%
PGIM Global Real Estate Fund (Class R6)	4,681	100,087
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	14,207	206,003
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	28,760	506,755

		812,845

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,662,130)		1,928,865

TOTAL LONG-TERM INVESTMENTS (cost $1,722,188)		1,988,914

SHORT-TERM INVESTMENT 0.2%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $3,564)	3,564	3,564

TOTAL INVESTMENTS 100.1% (cost $1,725,752)(wa)		1,992,478
Liabilities in excess of other assets (0.1)%		(1,060)

NET ASSETS 100.0%		$1,991,418

Below is a list of the abbreviation(s) used in the semiannual report:

ETF—Exchange-Traded Fund

SOFR—Secured Overnight Financing Rate

(wa) Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund 121

PGIM Target Date 2065 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

The following is a summary of the inputs used as of January 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Fund
Fixed Income	$60,049	$—	$—
Affiliated Mutual Funds
Domestic Equity	1,116,020	—	—
International Equity	812,845	—	—
Short-Term Investment
Affiliated Mutual Fund	3,564	—	—

Total	$1,992,478	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2026 were as follows:

Domestic Equity	56.1%	Fixed Income	3.0%
International Equity	40.8	Short-Term	0.2

			100.1
		Liabilities in excess of other assets	(0.1)

			100.0%

See Notes to Financial Statements.

PGIM Target Date 2065 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2026

Assets
Investments at value:
Affiliated investments (cost $1,725,752)	$1,992,478
Due from Manager	37,577
Receivable for investments sold	15,727
Receivable for Fund shares sold	2,909
Prepaid expenses	6,369

Total Assets	2,055,060

Liabilities
Custodian and accounting fees payable	18,093
Payable for investments purchased	17,839
Audit fee payable	10,495
Professional fees payable	9,363
Fund data services payable	4,300
Accrued expenses and other liabilities	2,432
Trustees’ fees payable	841
Affiliated transfer agent fee payable	185
Distribution fee payable	94

Total Liabilities	63,642

Net Assets	$1,991,418

Net assets were comprised of:
Shares of beneficial interest, at par	$135
Paid-in capital in excess of par	1,707,098
Total distributable earnings (loss)	284,185

Net assets, January 31, 2026	$1,991,418

See Notes to Financial Statements.

PGIM Target Date 2065 Fund 123

PGIM Target Date 2065 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2026

Class R1

Net asset value, offering price and redemption price per share, ($18,500 ÷ 1,265 shares of beneficial interest issued and outstanding)	$14.63

Class R2

Net asset value, offering price and redemption price per share, ($391,107 ÷ 26,677 shares of beneficial interest issued and outstanding)	$14.66

Class R3

Net asset value, offering price and redemption price per share, ($60,320 ÷ 4,115 shares of beneficial interest issued and outstanding)	$14.66

Class R4

Net asset value, offering price and redemption price per share, ($19,079 ÷ 1,302 shares of beneficial interest issued and outstanding)	$14.65

Class R5

Net asset value, offering price and redemption price per share, ($38,175 ÷ 2,603 shares of beneficial interest issued and outstanding)	$14.66

Class R6

Net asset value, offering price and redemption price per share, ($1,464,237 ÷ 99,492 shares of beneficial interest issued and outstanding)	$14.72

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2026

Net Investment Income (Loss)

Affiliated dividend income	$31,507

Expenses
Distribution fee(a)	537
Shareholder servicing fees(a)	19
Custodian and accounting fees	29,192
Professional fees	17,325
Audit fee	10,495
Registration fees(a)	10,095
Shareholders’ reports	7,589
Fund data services	5,817
Trustees’ fees	4,840
Transfer agent’s fees and expenses (including affiliated expense of $ 567)(a)	1,096
Miscellaneous	3,052

Total expenses	90,057
Less: Fee waiver and/or expense reimbursement(a)	(89,206)

Net expenses	851

Net investment income (loss)	30,656

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	(824)
Net capital gain distributions received	70,332
Payment from Manager	632

70,140

Net change in unrealized appreciation (depreciation) on investments	97,431

Net gain (loss) on investment transactions	167,571

Net Increase (Decrease) In Net Assets Resulting From Operations	$198,227

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	53	456	28	—	—	—
Shareholder servicing fees	2	—	17	—	—	—
Registration fees	1,469	2,266	1,577	1,577	1,603	1,603
Transfer agent’s fees and expenses	53	399	77	42	95	430
Fee waiver and/or expense reimbursement	(2,598)	(20,909)	(4,509)	(2,528)	(3,627)	(55,035)

See Notes to Financial Statements.

PGIM Target Date 2065 Fund 125

PGIM Target Date 2065 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2026	Year Ended July 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$30,656	$19,263
Net realized gain (loss) on investment transactions	70,140	15,553
Net change in unrealized appreciation (depreciation) on investments	97,431	75,229

Net increase (decrease) in net assets resulting from operations	198,227	110,045

Dividends and Distributions
Distributions from distributable earnings
Class R1	(424)	(1,140)
Class R2	(9,981)	(16,795)
Class R3	(1,576)	(3,090)
Class R4	(517)	(1,074)
Class R5	(1,123)	(1,791)
Class R6	(42,236)	(38,867)

	(55,857)	(62,757)

Fund share transactions
Net proceeds from shares sold	1,121,512	724,304
Net asset value of shares issued in reinvestment of dividends and distributions	55,389	62,757
Cost of shares purchased	(541,558)	(295,983)

Net increase (decrease) in net assets from Fund share transactions	635,343	491,078

Total increase (decrease)	777,713	538,366

Net Assets:

Beginning of period	1,213,705	675,339

End of period	$1,991,418	$1,213,705

See Notes to Financial Statements.

PGIM Target Date 2065 Fund

Financial Highlights (unaudited)

Class R1 Shares
	Six Months Ended January 31, 2026		Year Ended July 31,
			2025	2024		2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.23		$12.73	$11.32		$10.80		$12.74	$9.56
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.22	0.14		0.18		0.26	0.06
Net realized and unrealized gain (loss) on investment transactions	1.54		1.12	1.45		0.78		(1.25)	3.18
Total from investment operations	1.74		1.34	1.59		0.96		(0.99)	3.24
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.39)	(0.10)		(0.16)		(0.79)	(0.05)
Distributions from net realized gains	(0.15)		(0.45)	(0.08)		(0.28)		(0.16)	(0.01)
Total dividends and distributions	(0.34)		(0.84)	(0.18)		(0.44)		(0.95)	(0.06)
Net asset value, end of period	$14.63		$13.23	$12.73		$11.32		$10.80	$12.74
Total Return(b):	13.25%		11.11%	14.21%		9.50%		(8.61)%	33.98%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19		$21	$16		$13		$12	$13
Average net assets (000)	$21		$18	$13		$12		$13	$11
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.63	%(d)	0.60%	0.57	%(e)	0.87	%(e)	0.66%	0.65%
Expenses before waivers and/or expense reimbursement	25.22	%(d)	29.07%	51.69%		60.29%		59.08%	96.73%
Net investment income (loss)	2.76	%(d)	1.76%	1.24%		1.68%		2.16%	0.55%
Portfolio turnover rate(f)	44%		47%	112%		45%		67%	94%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

Includes certain non-recurring expenses of 0.68%, which were voluntarily waived by the Manager, and 0.22% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund 127

PGIM Target Date 2065 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31, 2026		Year Ended July 31,
			2025	2024		2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.28		$12.75	$11.34		$10.82		$12.77	$9.58
Income (loss) from investment operations:
Net investment income (loss)	0.27		0.25	0.17		0.18		0.23	0.07
Net realized and unrealized gain (loss) on investment transactions	1.49		1.14	1.43		0.81		(1.20)	3.20
Total from investment operations	1.76		1.39	1.60		0.99		(0.97)	3.27
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.41)	(0.11)		(0.19)		(0.82)	(0.07)
Distributions from net realized gains	(0.15)		(0.45)	(0.08)		(0.28)		(0.16)	(0.01)
Total dividends and distributions	(0.38)		(0.86)	(0.19)		(0.47)		(0.98)	(0.08)
Net asset value, end of period	$14.66		$13.28	$12.75		$11.34		$10.82	$12.77
Total Return(b):	13.30%		11.45%	14.26%		9.77%		(8.45)%	34.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$391		$324	$236		$114		$73	$36
Average net assets (000)	$362		$271	$145		$89		$65	$22
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.38	%(d)	0.35%	0.32	%(e)	0.65	%(e)	0.41%	0.40%
Expenses before waivers and/or expense reimbursement	11.84	%(d)	18.53%	31.06%		36.05%		34.43%	71.91%
Net investment income (loss)	3.80	%(d)	1.95%	1.42%		1.74%		1.97%	0.63%
Portfolio turnover rate(f)	44%		47%	112%		45%		67%	94%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

Includes certain non-recurring expenses of 0.62%, which were voluntarily waived by the Manager, and 0.25% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund

Financial Highlights (unaudited) (continued)

Class R3 Shares
	Six Months Ended January 31, 2026		Year Ended July 31,
			2025	2024		2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.28		$12.77	$11.35		$10.83		$12.78	$9.59
Income (loss) from investment operations:
Net investment income (loss)	0.27		0.28	0.14		0.16		0.30	0.11
Net realized and unrealized gain (loss) on investment transactions	1.51		1.12	1.50		0.85		(1.25)	3.18
Total from investment operations	1.78		1.40	1.64		1.01		(0.95)	3.29
Less Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.44)	(0.14)		(0.21)		(0.84)	(0.09)
Distributions from net realized gains	(0.15)		(0.45)	(0.08)		(0.28)		(0.16)	(0.01)
Total dividends and distributions	(0.40)		(0.89)	(0.22)		(0.49)		(1.00)	(0.10)
Net asset value, end of period	$14.66		$13.28	$12.77		$11.35		$10.83	$12.78
Total Return(b):	13.45%		11.52%	14.64%		9.94%		(8.30)%	34.44%

Ratios/Supplemental Data:
Net assets, end of period (000)	$60		$52	$45		$21		$12	$13
Average net assets (000)	$56		$47	$31		$15		$13	$11
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.23	%(d)	0.20%	0.16	%(e)	0.53	%(e)	0.26%	0.25%
Expenses before waivers and/or expense reimbursement	16.12	%(d)	22.37%	37.43%		53.40%		58.37%	96.05%
Net investment income (loss)	3.81	%(d)	2.19%	1.22%		1.54%		2.56%	0.95%
Portfolio turnover rate(f)	44%		47%	112%		45%		67%	94%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

Includes certain non-recurring expenses of 0.69%, which were voluntarily waived by the Manager, and 0.28% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund 129

PGIM Target Date 2065 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31, 2026		Year Ended July 31,
			2025	2024		2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.28		$12.78	$11.36		$10.84		$12.79	$9.59
Income (loss) from investment operations:
Net investment income (loss)	0.28		0.30	0.20		0.23		0.32	0.12
Net realized and unrealized gain (loss) on investment transactions	1.50		1.11	1.46		0.79		(1.26)	3.19
Total from investment operations	1.78		1.41	1.66		1.02		(0.94)	3.31
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.46)	(0.16)		(0.22)		(0.85)	(0.10)
Distributions from net realized gains	(0.15)		(0.45)	(0.08)		(0.28)		(0.16)	(0.01)
Total dividends and distributions	(0.41)		(0.91)	(0.24)		(0.50)		(1.01)	(0.11)
Net asset value, end of period	$14.65		$13.28	$12.78		$11.36		$10.84	$12.79
Total Return(b):	13.48%		11.65%	14.87%		10.04%		(8.21)%	34.66%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19		$17	$15		$13		$12	$13
Average net assets (000)	$18		$16	$14		$12		$13	$11
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.13	%(d)	0.10%	0.07	%(e)	0.37	%(e)	0.16%	0.15%
Expenses before waivers and/or expense reimbursement	27.98	%(d)	32.89%	49.20%		59.30%		58.20%	95.88%
Net investment income (loss)	3.89	%(d)	2.32%	1.75%		2.18%		2.66%	1.04%
Portfolio turnover rate(f)	44%		47%	112%		45%		67%	94%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

Includes certain non-recurring expenses of 0.68%, which were voluntarily waived by the Manager, and 0.22% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund

Financial Highlights (unaudited) (continued)

Class R5 Shares
	Six Months Ended January 31, 2026		Year Ended July 31,
			2025	2024		2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.30		$12.79	$11.37		$10.85		$12.80	$9.60
Income (loss) from investment operations:
Net investment income (loss)	0.29		0.29	0.21		0.24		0.32	0.13
Net realized and unrealized gain (loss) on investment transactions	1.49		1.14	1.46		0.79		(1.24)	3.19
Total from investment operations	1.78		1.43	1.67		1.03		(0.92)	3.32
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.47)	(0.17)		(0.23)		(0.87)	(0.11)
Distributions from net realized gains	(0.15)		(0.45)	(0.08)		(0.28)		(0.16)	(0.01)
Total dividends and distributions	(0.42)		(0.92)	(0.25)		(0.51)		(1.03)	(0.12)
Net asset value, end of period	$14.66		$13.30	$12.79		$11.37		$10.85	$12.80
Total Return(b):	13.49%		11.80%	14.98%		10.15%		(8.11)%	34.74%

Ratios/Supplemental Data:
Net assets, end of period (000)	$38		$36	$18		$16		$14	$14
Average net assets (000)	$38		$28	$16		$14		$14	$13
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.03	%(d)	0.01%	0.00	%(e)(f)	0.27	%(e)	0.06%	0.05%
Expenses before waivers and/or expense reimbursement	19.09	%(d)	25.81%	46.25%		55.47%		54.91%	93.88%
Net investment income (loss)	4.02	%(d)	2.27%	1.82%		2.28%		2.72%	1.14%
Portfolio turnover rate(g)	44%		47%	112%		45%		67%	94%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

Includes certain non-recurring expenses of 0.68%, which were voluntarily waived by the Manager, and 0.22% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.

(f)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund 131

PGIM Target Date 2065 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31, 2026		Year Ended July 31,
			2025		2024		2023		2022		2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.35		$12.85		$11.38		$10.86		$12.81		$9.61
Income (loss) from investment operations:
Net investment income (loss)	0.28		0.28		0.24		0.22		0.32		0.11
Net realized and unrealized gain (loss) on investment transactions	1.53		1.17		1.48		0.82		(1.23)		3.22
Total from investment operations	1.81		1.45		1.72		1.04		(0.91)		3.33
Less Dividends and Distributions:
Dividends from net investment income	(0.29)		(0.50)		(0.17)		(0.24)		(0.88)		(0.12)
Distributions from net realized gains	(0.15)		(0.45)		(0.08)		(0.28)		(0.16)		(0.01)
Total dividends and distributions	(0.44)		(0.95)		(0.25)		(0.52)		(1.04)		(0.13)
Net asset value, end of period	$14.72		$13.35		$12.85		$11.38		$10.86		$12.81
Total Return(b):	13.66%		11.93%		15.43%		10.32%		(7.97)%		34.88%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,464		$764		$346		$492		$336		$433
Average net assets (000)	$1,077		$540		$399		$368		$435		$331
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.00	%(d)	0.00%		0.00	%(e)	0.15	%(e)(f)	0.00	%(f)	0.00	%(f)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.00	%(d)(g)	0.00	%(g)	0.00	%(g)	0.15	%(e)	(0.09)%		(0.10)%
Expenses before waivers and/or expense reimbursement	10.14	%(d)	16.63%		26.44%		30.77%		25.56%		34.59%
Net investment income (loss)	3.91	%(d)	2.16%		2.11%		2.11%		2.70%		0.93%
Portfolio turnover rate(h)	44%		47%		112%		45%		67%		94%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

Includes certain non-recurring expenses of 0.66%, which were voluntarily waived by the Manager, and 0.24% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.

(f)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(g)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2070 Fund

Schedule of Investments (unaudited)

as of January 31, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED EXCHANGE-TRADED FUND 3.0%
Fixed Income
PGIM Total Return Bond ETF (cost $2,276)	54	$2,276

AFFILIATED MUTUAL FUNDS 96.9%
Domestic Equity 56.1%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	326	4,918
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	636	30,760
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	682	6,978

		42,656

International Equity 40.8%
PGIM Global Real Estate Fund (Class R6)	179	3,826
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	543	7,874
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	1,099	19,369

		31,069

TOTAL AFFILIATED MUTUAL FUNDS (cost $66,295)		73,725

TOTAL LONG-TERM INVESTMENTS (cost $68,571)		76,001

SHORT-TERM INVESTMENT 0.3%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $221)	221	221

TOTAL INVESTMENTS 100.2% (cost $68,792)(wa)		76,222
Liabilities in excess of other assets (0.2)%		(137)

NET ASSETS 100.0%		$76,085

Below is a list of the abbreviation(s) used in the semiannual report:

ETF—Exchange-Traded Fund

SOFR—Secured Overnight Financing Rate

(wa) Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Fund
Fixed Income	$2,276	$—	$—
Affiliated Mutual Funds
Domestic Equity	42,656	—	—
International Equity	31,069	—	—

See Notes to Financial Statements.

PGIM Target Date 2070 Fund  133

PGIM Target Date 2070 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investment
Affiliated Mutual Fund	$221	$—	$—

Total	$76,222	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2026 were as follows:

Domestic Equity	56.1%
International Equity	40.8

Fixed Income	3.0%

Short-Term	0.3

100.2

Liabilities in excess of other assets	(0.2)

100.0%

See Notes to Financial Statements.

PGIM Target Date 2070 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2026

Assets

Investments at value:
Affiliated investments (cost $68,792)	$76,222
Due from Manager	38,861
Receivable for investments sold	559
Prepaid expenses	9,393

Total Assets	125,035

Liabilities

Professional fees payable	18,709
Custodian and accounting fees payable	16,937
Audit fee payable	10,485
Shareholders’ reports fee payable	1,107
Trustees’ fees payable	840
Payable for investments purchased	539
Accrued expenses and other liabilities	278
Affiliated transfer agent fee payable	46
Distribution fee payable	9

Total Liabilities	48,950

Net Assets	$76,085

Net assets were comprised of:
Shares of beneficial interest, at par	$7
Paid-in capital in excess of par	66,131
Total distributable earnings (loss)	9,947

Net assets, January 31, 2026	$76,085

See Notes to Financial Statements.

PGIM Target Date 2070 Fund 135

PGIM Target Date 2070 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2026

Class R1
Net asset value, offering price and redemption price per share, ($11,951 ÷ 1,032 shares of beneficial interest issued and outstanding)	$11.58

Class R2
Net asset value, offering price and redemption price per share, ($14,927 ÷ 1,289 shares of beneficial interest issued and outstanding)	$11.58

Class R3
Net asset value, offering price and redemption price per share, ($12,054 ÷ 1,040 shares of beneficial interest issued and outstanding)	$11.59

Class R4
Net asset value, offering price and redemption price per share, ($12,021 ÷ 1,037 shares of beneficial interest issued and outstanding)	$11.59

Class R5
Net asset value, offering price and redemption price per share, ($12,034 ÷ 1,038 shares of beneficial interest issued and outstanding)	$11.59

Class R6
Net asset value, offering price and redemption price per share, ($13,098 ÷ 1,130 shares of beneficial interest issued and outstanding)	$11.59

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2070 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2026

Net Investment Income (Loss)

Affiliated dividend income	$1,476

Expenses
Distribution fee(a)	51
Shareholder servicing fees(a)	23
Custodian and accounting fees	28,330
Registration fees(a)	27,229
Professional fees	16,392
Audit fee	10,485
Shareholders’ reports	5,904
Trustees’ fees	4,839
Fund data services	4,615
Offering fees	1,794
Transfer agent’s fees and expenses (including affiliated expense of $157)(a)	222
Miscellaneous	3,003

Total expenses	102,887
Less: Fee waiver and/or expense reimbursement(a)	(102,802)

Net expenses	85

Net investment income (loss)	1,391

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	55
Net capital gain distributions received	3,266
Payment from Manager	7

3,328

Net change in unrealized appreciation (depreciation) on investments	4,154

Net gain (loss) on investment transactions	7,482

Net Increase (Decrease) In Net Assets Resulting From Operations	$8,873

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	28	17	6	—	—	—
Shareholder servicing fees	5	7	5	6	—	—
Registration fees	5,861	7,090	6,017	2,735	2,763	2,763
Transfer agent’s fees and expenses	26	49	26	43	36	42
Fee waiver and/or expense reimbursement	(17,957)	(21,368)	(18,158)	(14,902)	(14,935)	(15,482)

See Notes to Financial Statements.

PGIM Target Date 2070 Fund 137

PGIM Target Date 2070 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2026	December 10, 2024* through July 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,391	$94
Net realized gain (loss) on investment transactions	3,328	193
Net change in unrealized appreciation (depreciation) on investments	4,154	3,276

Net increase (decrease) in net assets resulting from operations	8,873	3,563

Dividends and Distributions
Distributions from distributable earnings
Class R1	(269)	(82)
Class R2	(359)	(83)
Class R3	(311)	(83)
Class R4	(322)	(83)
Class R5	(333)	(84)
Class R6	(406)	(85)

	(2,000)	(500)

Fund share transactions
Net proceeds from shares sold	4,167	61,059
Net asset value of shares issued in reinvestment of dividends and distributions	2,000	500
Cost of shares purchased	(1,577)	—

Net increase (decrease) in net assets from Fund share transactions	4,590	61,559

Total increase (decrease)	11,463	64,622

Net Assets:

Beginning of period	64,622	—

End of period	$76,085	$64,622

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Target Date 2070 Fund

Financial Highlights (unaudited)

Class R1 Shares
	Six Months Ended January 31, 2026		December 10, 2024(a) through July 31, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.47		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.19		(0.01	)(c)
Net realized and unrealized gain (loss) on investment transactions	1.19		0.56
Total from investment operations	1.38		0.55
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.02)
Distributions from net realized gains	-		(0.06)
Total dividends and distributions	(0.27)		(0.08)
Net asset value, end of period	$11.58		$10.47
Total Return(d):	13.22%		5.59%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12		$11
Average net assets (000)	$11		$10
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.64	%(f)	0.62	%(g)
Expenses before waivers and/or expense reimbursement	316.07	%(f)	432.02	%(g)
Net investment income (loss)	3.42	%(f)	(0.16	)%(g)
Portfolio turnover rate(h)	12%		12%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)	Annualized, with the exception of certain non-recurring expenses.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2070 Fund 139

PGIM Target Date 2070 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31, 2026		December 10, 2024(a) through July 31, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.48		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.01
Net realized and unrealized gain (loss) on investment transactions	1.18		0.55
Total from investment operations	1.39		0.56
Less Dividends and Distributions:
Dividends from net investment income	(0.29)		(0.02)
Distributions from net realized gains	-		(0.06)
Total dividends and distributions	(0.29)		(0.08)
Net asset value, end of period	$11.58		$10.48
Total Return(c):	13.37%		5.69%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15		$12
Average net assets (000)	$13		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.38	%(e)	0.37	%(f)
Expenses before waivers and/or expense reimbursement	318.25	%(e)	425.57	%(f)
Net investment income (loss)	3.80	%(e)	0.09	%(f)
Portfolio turnover rate(g)	12%		12%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2070 Fund

Financial Highlights (unaudited) (continued)

Class R3 Shares
	Six Months Ended January 31, 2026		December 10, 2024(a) through July 31, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.49		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.22		0.02
Net realized and unrealized gain (loss) on investment transactions	1.19		0.55
Total from investment operations	1.41		0.57
Less Dividends and Distributions:
Dividends from net investment income	(0.31)		(0.02)
Distributions from net realized gains	-		(0.06)
Total dividends and distributions	(0.31)		(0.08)
Net asset value, end of period	$11.59		$10.49
Total Return(c):	13.51%		5.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12		$11
Average net assets (000)	$11		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.24	%(e)	0.22	%(f)
Expenses before waivers and/or expense reimbursement	317.97	%(e)	431.41	%(f)
Net investment income (loss)	3.82	%(e)	0.24	%(f)
Portfolio turnover rate(g)	12%		12%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2070 Fund 141

PGIM Target Date 2070 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31, 2026		December 10, 2024(a) through July 31, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.50		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.22		0.02
Net realized and unrealized gain (loss) on investment transactions	1.19		0.56
Total from investment operations	1.41		0.58
Less Dividends and Distributions:
Dividends from net investment income	(0.32)		(0.02)
Distributions from net realized gains	-		(0.06)
Total dividends and distributions	(0.32)		(0.08)
Net asset value, end of period	$11.59		$10.50
Total Return(c):	13.51%		5.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12		$11
Average net assets (000)	$11		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.13	%(e)	0.12	%(f)
Expenses before waivers and/or expense reimbursement	260.71	%(e)	331.40	%(f)
Net investment income (loss)	3.93	%(e)	0.35	%(f)
Portfolio turnover rate(g)	12%		12%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2070 Fund

Financial Highlights (unaudited) (continued)

Class R5 Shares
	Six Months Ended January 31, 2026		December 10, 2024(a) through July 31, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.51		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.03
Net realized and unrealized gain (loss) on investment transactions	1.18		0.56
Total from investment operations	1.41		0.59
Less Dividends and Distributions:
Dividends from net investment income	(0.33)		(0.02)
Distributions from net realized gains	-		(0.06)
Total dividends and distributions	(0.33)		(0.08)
Net asset value, end of period	$11.59		$10.51
Total Return(c):	13.50%		6.01%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12		$11
Average net assets (000)	$11		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.03	%(e)	0.02	%(f)
Expenses before waivers and/or expense reimbursement	260.95	%(e)	331.89	%(f)
Net investment income (loss)	4.03	%(e)	0.45	%(f)
Portfolio turnover rate(g)	12%		12%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2070 Fund 143

PGIM Target Date 2070 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31, 2026		December 10, 2024(a) through July 31, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.51		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.25		0.03
Net realized and unrealized gain (loss) on investment transactions	1.18		0.57
Total from investment operations	1.43		0.60
Less Dividends and Distributions:
Dividends from net investment income	(0.35)		(0.03)
Distributions from net realized gains	-		(0.06)
Total dividends and distributions	(0.35)		(0.09)
Net asset value, end of period	$11.59		$10.51
Total Return(c):	13.65%		6.02%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13		$11
Average net assets (000)	$12		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.00	%(e)(f)	0.00	%(g)(f)
Expenses before waivers and/or expense reimbursement	258.19	%(e)	331.79	%(g)
Net investment income (loss)	4.46	%(e)	0.46	%(g)
Portfolio turnover rate(h)	12%		12%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

The Fund presents a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(g)	Annualized, with the exception of certain non-recurring expenses.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund

Schedule of Investments (unaudited)

as of January 31, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED EXCHANGE-TRADED FUND 40.0%
Fixed Income
PGIM Total Return Bond ETF (cost $55,449,215)	1,315,658	$55,441,828

AFFILIATED MUTUAL FUND 59.9%
Domestic Equity
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	3,513,566	82,885,024

TOTAL LONG-TERM INVESTMENTS (cost $113,977,154)		138,326,852

SHORT-TERM INVESTMENT 0.1%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $113,770)	113,770	113,770

TOTAL INVESTMENTS 100.0% (cost $114,090,924)(wa)		138,440,622
Liabilities in excess of other assets (0.0)%		(1,271)

NET ASSETS 100.0%		$138,439,351

Below is a list of the abbreviation(s) used in the semiannual report:

ETF—Exchange-Traded Fund

SOFR—Secured Overnight Financing Rate

(wa) Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Fund
Fixed Income	$55,441,828	$—	$—
Affiliated Mutual Fund
Domestic Equity	82,885,024	—	—
Short-Term Investment
Affiliated Mutual Fund	113,770	—	—

Total	$138,440,622	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2026 were as follows:

Domestic Equity	59.9%

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund 145

PGIM 60/40 Allocation Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2026

Investment Allocation (continued):

Fixed Income	40.0%
Short-Term	0.1

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*  Less than 0.05%

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2026

Assets
Investments at value:
Affiliated investments (cost $114,090,924)	$138,440,622
Receivable for investments sold	129,148
Due from Manager	11,041
Receivable for Fund shares sold	2,832
Prepaid expenses and other assets	1,234

Total Assets	138,584,877

Liabilities
Payable for investments purchased	96,126
Custodian and accounting fees payable	12,654
Audit fee payable	12,233
Professional fees payable	10,867
Shareholders’ reports fee payable	5,096
Accrued expenses and other liabilities	3,979
Payable for Fund shares purchased	3,893
Trustees’ fees payable	664
Affiliated transfer agent fee payable	14

Total Liabilities	145,526

Net Assets	$138,439,351

Net assets were comprised of:
Shares of beneficial interest, at par	$9,693
Paid-in capital in excess of par	115,889,656
Total distributable earnings (loss)	22,540,002

Net assets, January 31, 2026	$138,439,351

Class R6
Net asset value, offering price and redemption price per share, ($138,439,351 ÷ 9,693,379 shares of beneficial interest issued and outstanding)	$14.28

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund  147

PGIM 60/40 Allocation Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2026

Net Investment Income (Loss)

Affiliated dividend income	$1,837,695

Expenses
Management fee	13,272
Custodian and accounting fees	18,737
Professional fees	15,723
Audit fee	12,232
Shareholders’ reports	7,788
Trustees’ fees	5,534
Fund data services	3,664
Transfer agent’s fees and expenses (including affiliated expense of $ 41)	94
Miscellaneous	2,840

Total expenses	79,884
Less: Fee waiver and/or expense reimbursement	(60,649)

Net expenses	19,235

Net investment income (loss)	1,818,460

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	850,922
Net capital gain distributions received	7,633,261

8,484,183

Net change in unrealized appreciation (depreciation) on investments	914,036

Net gain (loss) on investment transactions	9,398,219

Net Increase (Decrease) In Net Assets Resulting From Operations	$11,216,679

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2026	Year Ended July 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$ 1,818,460	$2,760,582
Net realized gain (loss) on investment transactions	8,484,183	3,784,659
Net change in unrealized appreciation (depreciation) on investments	914,036	4,158,989

Net increase (decrease) in net assets resulting from operations	11,216,679	10,704,230

Dividends and Distributions
Distributions from distributable earnings
Class R6	(6,882,369)	(8,535,684)

Fund share transactions
Net proceeds from shares sold (833,644 and 1,429,486 shares, respectively)	11,884,414	19,178,109
Net asset value of shares issued in reinvestment of dividends and distributions (489,848 and 650,586 shares, respectively)	6,882,369	8,535,684
Cost of shares purchased (532,323 and 1,425,929 shares, respectively)	(7,673,512)	(19,110,836)

Net increase (decrease) in net assets from Fund share transactions	11,093,271	8,602,957

Total increase (decrease)	15,427,581	10,771,503

Net Assets:

Beginning of period	123,011,770	112,240,267

End of period	$138,439,351	$123,011,770

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund  149

PGIM 60/40 Allocation Fund

Financial Highlights (unaudited)

Class R6 Shares
	Six Months Ended January 31, 2026		Year Ended July 31,
			2025	2024	2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.82		$13.61	$11.91	$11.89		$13.59	$11.53
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.33	0.35	0.35		0.25	0.22
Net realized and unrealized gain (loss) on investment transactions	1.02		0.94	1.71	0.32	(b)	(1.04)	2.15
Total from investment operations	1.22		1.27	2.06	0.67		(0.79)	2.37
Less Dividends and Distributions:
Dividends from net investment income	(0.48)		(0.77)	(0.34)	(0.30)		(0.85)	(0.19)
Distributions from net realized gains	(0.28)		(0.29)	(0.02)	(0.35)		(0.06)	(0.12)
Total dividends and distributions	(0.76)		(1.06)	(0.36)	(0.65)		(0.91)	(0.31)
Net asset value, end of period	$14.28		$13.82	$13.61	$11.91		$11.89	$13.59
Total Return(c):	8.94%		9.77%	17.67%	6.35%		(6.34)%	20.93%

Ratios/Supplemental Data:
Net assets, end of period (000)	$138,439		$123,012	$112,240	$92,768		$82,535	$76,709
Average net assets (000)	$131,639		$112,873	$100,762	$84,138		$82,858	$53,068
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.03	%(e)	0.03%	0.04%	0.04	%(f)	0.03%	0.04%
Expenses before waivers and/or expense reimbursement	0.12	%(e)	0.14%	0.16%	0.19%		0.17%	0.27%
Net investment income (loss)	2.74	%(e)	2.45%	2.83%	3.17%		1.97%	1.76%
Portfolio turnover rate(g)	48%		27%	18%	21%		20%	22%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01%, respectively which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2023.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.  Organization

Prudential Investment Portfolios 5 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust.

These financial statements relate only to the following series of the RIC: PGIM Target Date Income Fund (“Target Date Income”), PGIM Target Date 2020 Fund (“Target Date” 2020), PGIM Target Date 2025 Fund (“Target Date 2025”), PGIM Target Date 2030 Fund (“Target Date 2030”), PGIM Target Date 2035 Fund (“Target Date 2035”), PGIM Target Date 2040 Fund (“Target Date 2040”), PGIM Target Date 2045 Fund (“Target Date 2045”), PGIM Target Date 2050 Fund (“Target Date 2050”), PGIM Target Date 2055 Fund (“Target Date 2055”), PGIM Target Date 2060 Fund (“Target Date 2060”), PGIM Target Date 2065 Fund (“Target Date 2065”), PGIM Target Date 2070 Fund (“Target Date 2070”) (each a “Target Date Fund” or collectively the “PGIM Target Date Funds” or “Target Date Funds”) and PGIM 60/40 Allocation Fund (“60/40 Allocation”) (the Target Date Funds and 60/40 Allocation Fund are each referred to as a “Fund” and collectively the “Funds”). The Funds are classified as diversified funds for purposes of the 1940 Act.

The investment objective of each Fund is to seek a balance between growth and conservation of capital. Each Fund seeks to achieve its objective by investing in a diversified portfolio of other mutual funds within the PGIM fund family (each, an “Underlying Fund”).

2.  Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Notes to Financial Statements (unaudited) (continued)

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Investments in open-end funds (other than exchanged-traded funds (“ETFs”)) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Each Fund other than Target Date Income:
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

Target Date Income:
Net Investment Income	Quarterly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.  Agreements

The RIC, on behalf of each Fund, has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services with respect to each Fund.

The Manager has entered into subadvisory agreements with PGIM DC Solutions LLC (“PGIM DC Solutions”) with respect to the PGIM Target Date Funds, and with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”) with respect to the 60/40 Allocation Fund (each a “subadviser” and collectively the “subadvisers”).

Each Target Date Fund paid PGIM Investments management fees (net of waivers, as applicable) at the effective rate of 0.00% of the Target Date Fund’s average daily net assets, accrued daily and payable monthly. The 60/40 Allocation Fund pays PGIM Investments management fees (net of waivers, as applicable) at the effective rate of 0.02% of the Fund’s average daily net assets, accrued daily and payable monthly. All amounts paid or payable by the Funds to the Manager, under the agreements, are reflected in the Statement of Operations.

The Manager has contractually agreed to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class of the Target Date Funds to the same extent that it waives such expenses on any other share class of the Target Date Funds. Fund fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. With respect to the Target Date Funds, this waiver has no express termination date and may not be terminated by PGIM Investments without prior approval of the Fund’s Board of Trustees. With respect to the 60/40 Allocation Fund, this waiver may not be terminated prior to November 30, 2026 without the prior approval of the Fund’s Board of Trustees. The expense limitations attributable to each class are as follows:

Fund	Expense Limitations
Target Date Funds - Class R1	1.00%
Target Date Funds - Class R2	0.75
Target Date Funds - Class R3	0.60
Target Date Funds - Class R4	0.50
Target Date Funds - Class R5	0.40
Target Date Funds - Class R6	0.25
60/40 Allocation - Class R6	0.40

The RIC, on behalf of each Fund, has a distribution agreement, pursuant to Rule 12b-1 under the 1940 Act, with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 shares of the Target Date Funds and Class R6 shares of the 60/40 Allocation Fund. The Target Date Funds compensate PIMS for distributing and servicing the Target Date Funds’ Class R1, Class R2 and Class R3 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Target Date Fund compensates PIMS for distribution related activities at an annual rate of the average daily net assets of the Class R1, Class R2 and Class R3 shares, respectively. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class R4, Class R5, Class R6 shares of the Target Date Funds and Class R6 shares of the 60/40 Allocation Fund.

The Target Date Funds have adopted a Shareholder Services Plan with respect to Class R1, Class R2, Class R3 and Class R4 shares. Under the terms of the Shareholder Services Plan, each Fund’s Class R1, Class R2, Class R3 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, for services rendered to the shareholders of such Class R1, Class R2, Class R3 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

The Funds’ annual gross and net distribution rates and maximum shareholder servicing fee, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
Target Date Funds - Class R1	0.50%	0.50%	0.10%

Notes to Financial Statements (unaudited) (continued)

Fund	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
Target Date Funds - Class R2	0.25%	0.25%	0.10%
Target Date Funds - Class R3	0.10	0.10	0.10
Target Date Funds - Class R4	N/A	N/A	0.10
Target Date Funds - Class R5	N/A	N/A	N/A
Target Date Funds - Class R6	N/A	N/A	N/A
60/40 Allocation - Class R6	N/A	N/A	N/A

PGIM Investments, PIMS, PGIM DC Solutions, PGIM Quantitative Solutions, and PMFS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.  Other Transactions with Affiliates

PMFS, an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

5.  Investments in Affiliated Issuers

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year or period ended January 31, 2026, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Target Date Income	$13,232,706	$10,407,361
Target Date 2020	13,556,110	14,186,490
Target Date 2025	18,589,180	18,676,711
Target Date 2030	26,683,938	22,400,161
Target Date 2035	22,052,985	16,535,549
Target Date 2040	16,683,889	12,694,954
Target Date 2045	11,854,887	8,006,103
Target Date 2050	8,816,354	6,056,903
Target Date 2055	5,627,911	3,226,212
Target Date 2060	3,904,410	1,955,148
Target Date 2065	1,351,716	672,138
Target Date 2070	15,433	8,211
60/40 Allocation	77,368,157	63,719,686

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the year or period ended January 31, 2026, is presented as follows:

Target Date Income:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund:(wa)

PGIM Total Return Bond ETF
$ —	$ 6,705,386	$ 15,343	$ (1,023)	$ (11)	$ 6,689,009	158,733	$ —	$ —

Long-Term Investments - Affiliated Mutual Funds:(wa)

Target Date Income (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

PGIM Core Conservative Bond Fund (Class R6)
$ 4,348,422	$759,178	$1,571,257	$189,622	$(123,825)	$3,602,140	413,089	$90,137	$—

PGIM Global Real Estate Fund (Class R6)
1,740,670	319,644	199,981	131,907	4,715	1,996,955	93,403	28,538	—

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
1,484,587	357,624	633,703	168,193	4,691	1,381,392	179,402	114,688	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
1,145,797	425,737	183,126	146,686	22,635	1,557,729	88,407	39,611	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
4,013,583	946,358	480,206	(7,840)	81,430	4,553,325	94,135	47,758	277,557

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
348,410	99,071	46,555	22,102	1,163	424,191	41,465	4,331	7,822

PGIM TIPS Fund (Class R6)
5,777,517	1,156,612	382,849	70,654	(48,109)	6,573,825	781,668	118,696	—

PGIM Total Return Bond Fund (Class R6)
4,347,225	2,463,096	6,894,341	155,692	(71,672)	—	—	95,361	—
$23,206,211	$6,527,320	$10,392,018	$877,016	$(128,972)	$20,089,557		$539,120	$285,379
$23,206,211	$13,232,706	$10,407,361	$875,993	$(128,983)	$26,778,566		$539,120	$285,379

Short-Term Investments - Affiliated Mutual Fund:(wa)

PGIM Core Ultra Short Bond Fund
1,953,435	3,615,698	3,798,221	—	—	1,770,912	1,770,912	42,266	—
$25,159,646	$16,848,404	$14,205,582	$875,993	$(128,983)	$28,549,478		$581,386	$285,379

Target Date 2020:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund:(wa)

PGIM Total Return Bond ETF
$ —	$7,919,546	$103,369	$(1,179)	$(135)	$7,814,863	185,450	$—	$—

Long-Term Investments - Affiliated Mutual Funds:(wa)

PGIM Core Conservative Bond Fund (Class R6)
4,747,376	354,131	1,648,757	179,449	(107,343)	3,524,856	404,227	96,240	—

PGIM Global Real Estate Fund (Class R6)
2,341,554	193,271	359,762	162,306	10,251	2,347,620	109,804	38,579	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
468,297	42,970	548,820	(150,303)	187,856	—	—	—	14,107

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
1,997,087	277,524	855,470	200,842	4,032	1,624,015	210,911	155,681	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
2,077,432	409,383	407,648	256,445	28,402	2,364,014	134,167	72,475	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
6,411,372	918,512	963,555	(34,064)	138,053	6,470,318	133,767	76,989	447,436

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
468,684	254,672	95,346	32,705	4,197	664,912	64,996	5,880	10,618

Notes to Financial Statements (unaudited) (continued)

Target Date 2020 (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

PGIM TIPS Fund (Class R6)
$ 7,096,051	$ 641,223	$ 786,510	$120,346	$(95,594)	$6,975,516	829,431	$144,184	$—

PGIM Total Return Bond Fund (Class R6)
5,763,085	2,544,878	8,417,253	146,634	(37,344)	—	—	123,865	—
$31,370,938	$ 5,636,564	$14,083,121	$914,360	$132,510	$23,971,251		$713,893	$472,161
$31,370,938	$13,556,110	$14,186,490	$913,181	$132,375	$31,786,114		$713,893	$472,161

Short-Term Investments - Affiliated Mutual Fund:(wa)

PGIM Core Ultra Short Bond Fund
2,410,349	435,452	1,103,069	—	—	1,742,732	1,742,732	49,667	—
$33,781,287	$13,991,562	$15,289,559	$913,181	$132,375	$33,528,846		$763,560	$472,161

Target Date 2025:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund:(wa)

PGIM Total Return Bond ETF
$ —	$10,543,075	$ 95,437	$(1,603)	$(288)	$10,445,747	247,882	$—	$—

Long-Term Investments - Affiliated Mutual Funds:(wa)

PGIM Core Conservative Bond Fund (Class R6)
6,028,761	462,636	2,106,020	104,137	(12,580)	4,476,934	513,410	123,208	—

PGIM Global Real Estate Fund (Class R6)
2,854,659	341,830	390,888	208,229	7,361	3,021,191	141,309	47,369	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
856,373	88,033	269,909	62,680	33,848	771,025	51,061	—	25,829

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
2,840,488	394,196	1,510,201	231,349	26,219	1,982,051	257,409	221,711	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
3,812,613	928,423	680,922	473,988	61,786	4,595,888	260,834	133,186	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
10,798,747	1,808,764	1,406,449	(11,868)	195,251	11,384,445	235,362	129,841	754,600

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
904,692	100,491	244,358	35,425	15,265	811,515	79,327	11,366	20,523

PGIM TIPS Fund (Class R6)
9,131,554	849,216	892,110	128,275	(97,179)	9,119,756	1,084,394	187,234	—

PGIM Total Return Bond Fund (Class R6)
7,859,343	3,072,516	11,080,417	35,714	112,844	—	—	170,008	—
$45,087,230	$8,046,105	$18,581,274	$1,267,929	$342,815	$36,162,805		$1,023,923	$800,952
$45,087,230	$18,589,180	$18,676,711	$1,266,326	$342,527	$46,608,552		$1,023,923	$800,952

Target Date 2025 (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:(wa)

PGIM Core Ultra Short Bond Fund
$ 2,942,116	$494,811	$1,341,412	$—	$—	$2,095,515	2,095,515	$61,024	$ —
$48,029,346	$19,083,991	$20,018,123	$1,266,326	$342,527	$48,704,067		$1,084,947	$800,952

Target Date 2030:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund:(wa)

PGIM Total Return Bond ETF
$ —	$12,133,057	$ 160,894	$ (1,790)	$ (632)	$11,969,741	284,047	$ —	$ —

Long-Term Investments - Affiliated Mutual Funds:(wa)

PGIM Core Conservative Bond Fund (Class R6)
5,415,165	790,294	2,044,602	80,209	1,028	4,242,094	486,479	111,250	—

PGIM Global Real Estate Fund (Class R6)
3,373,894	540,467	444,847	249,900	8,039	3,727,453	174,343	56,087	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
1,237,062	254,290	249,755	135,880	11,014	1,388,491	91,953	—	37,690

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
3,357,191	686,169	2,157,580	250,641	28,381	2,164,802	281,143	264,692	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
5,632,609	2,593,428	1,028,562	747,857	97,248	8,042,580	456,446	198,782	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
14,464,500	4,566,946	1,841,973	(37,185)	286,667	17,438,955	360,532	175,707	1,021,157

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
1,294,348	325,548	200,667	79,985	3,494	1,502,708	146,892	16,428	29,663

PGIM TIPS Fund (Class R6)
9,656,329	1,603,690	1,792,315	71,257	(40,936)	9,498,025	1,129,373	197,984	—

PGIM Total Return Bond Fund (Class R6)
9,117,774	3,190,049	12,478,966	(49,607)	220,750	—	—	196,543	—
$53,548,872	$14,550,881	$22,239,267	$1,528,937	$615,685	$48,005,108		$1,217,473	$1,088,510
$53,548,872	$26,683,938	$22,400,161	$1,527,147	$615,053	$59,974,849		$1,217,473	$1,088,510

Short-Term Investments - Affiliated Mutual Fund:(wa)

PGIM Core Ultra Short Bond Fund
3,184,029	3,184,587	4,296,120	—	—	2,072,496	2,072,496	65,767	—
$56,732,901	$29,868,525	$26,696,281	$1,527,147	$615,053	$62,047,345		$1,283,240	$1,088,510

Target Date 2035:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund:(wa)

PGIM Total Return Bond ETF
$ —	$ 8,664,142	$ 59,832	$ (1,306)	$ (376)	$ 8,602,628	204,144	$ —	$ —

Long-Term Investments - Affiliated Mutual Funds:(wa)

Notes to Financial Statements (unaudited) (continued)

Target Date 2035 (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

PGIM Core Conservative Bond Fund (Class R6)
$ 3,484,550	$ 617,684	$ 1,285,962	$ 48,555	$ 5,057	$ 2,869,884	329,115	$ 73,972	$ —

PGIM Global Real Estate Fund (Class R6)
2,946,502	539,121	318,836	228,971	3,451	3,399,209	158,990	50,316	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
1,620,528	326,440	306,011	185,381	11,377	1,837,715	121,703	—	50,257

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
2,443,290	566,055	1,529,655	192,171	28,167	1,700,028	220,783	196,137	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
1,187,160	377,444	322,580	50,200	40,844	1,333,068	91,936	35,250	167,987

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
5,902,870	2,466,465	868,106	868,310	22,264	8,391,803	476,266	212,071	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
16,198,585	4,205,626	1,573,567	164,406	118,292	19,113,342	395,149	200,312	1,164,154

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
1,769,296	375,829	258,486	109,388	3,392	1,999,419	195,447	22,858	41,274

PGIM TIPS Fund (Class R6)
5,952,625	1,153,328	1,163,870	35,997	(18,261)	5,959,819	708,659	125,852	—

PGIM Total Return Bond Fund (Class R6)
5,971,879	2,760,851	8,848,644	(71,108)	187,022	—	—	133,435	—
$47,477,285	$13,388,843	$16,475,717	$1,812,271	$401,605	$46,604,287		$1,050,203	$1,423,672
$47,477,285	$22,052,985	$16,535,549	$1,810,965	$401,229	$55,206,915		$1,050,203	$1,423,672

Short-Term Investments - Affiliated Mutual Fund:(wa)

PGIM Core Ultra Short Bond Fund
2,038,814	3,560,434	4,279,786	—	—	1,319,462	1,319,462	43,400	—
$49,516,099	$25,613,419	$20,815,335	$1,810,965	$401,229	$56,526,377		$1,093,603	$1,423,672

Target Date 2040 :

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund:(wa)

PGIM Total Return Bond ETF
$ —	$6,024,648	$30,019	$(930)	$(84)	$5,993,615	142,231	$—	$—

Long-Term Investments - Affiliated Mutual Funds:(wa)

PGIM Core Conservative Bond Fund (Class R6)
2,211,900	310,326	918,818	28,419	4,972	1,636,799	187,706	45,664	—

PGIM Global Real Estate Fund (Class R6)
2,181,902	416,977	197,587	171,281	1,186	2,573,759	120,382	37,007	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
1,963,655	312,546	362,985	222,951	7,787	2,143,954	141,984	—	60,737

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
2,171,057	418,210	1,335,001	159,405	24,494	1,438,165	186,775	173,792	—

Target Date 2040 (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
$ 1,934,108	$ 527,029	$ 452,447	$ 75,657	$ 70,314	$ 2,154,661	148,597	$ 57,100	$ 272,120

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
6,731,586	1,872,368	808,694	943,604	27,684	8,766,548	497,534	240,469	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
16,155,828	4,099,585	1,312,787	140,356	133,735	19,216,717	397,286	198,637	1,154,417

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
2,183,638	365,919	270,502	131,332	3,642	2,414,029	235,975	28,053	50,654

PGIM TIPS Fund (Class R6)
3,306,176	517,108	905,526	19,674	(11,704)	2,925,728	347,887	68,776	—

PGIM Total Return Bond Fund (Class R6)
4,201,452	1,819,173	6,100,588	(49,881)	129,844	—	—	92,407	—
$43,041,302	$10,659,241	$12,664,935	$1,842,798	$391,954	$43,270,360		$941,905	$1,537,928
$43,041,302	$16,683,889	$12,694,954	$1,841,868	$391,870	$49,263,975		$941,905	$1,537,928

Short-Term Investments - Affiliated Mutual Fund:(wa)

PGIM Core Ultra Short Bond Fund
942,653	2,186,973	3,056,368	—	—	73,258	73,258	18,178	—
$43,983,955	$18,870,862	$15,751,322	$1,841,868	$391,870	$49,337,233		$960,083	$1,537,928

Target Date 2045:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund:(wa)

PGIM Total Return Bond ETF
$ —	$ 3,312,731	$ 56,078	$ (492)	$ (256)	$ 3,255,905	77,264	$ —	$ —

Long-Term Investments - Affiliated Mutual Funds:(wa)

PGIM Core Conservative Bond Fund (Class R6)
944,738	172,682	495,489	9,000	5,330	636,261	72,966	19,782	—

PGIM Global Real Estate Fund (Class R6)
1,553,597	306,212	128,734	123,031	222	1,854,328	86,732	27,346	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
1,615,693	356,136	247,837	195,559	2,363	1,921,914	127,279	—	52,293

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
1,236,813	296,221	843,302	79,431	20,663	789,826	102,575	103,569	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
1,877,692	632,547	416,142	110,439	35,349	2,239,885	154,475	58,185	277,289

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
5,695,568	1,561,815	626,025	816,263	12,073	7,459,694	423,365	213,526	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
12,065,832	4,024,876	925,324	197,804	(9,852)	15,353,336	317,414	155,721	905,003

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
2,021,252	466,898	208,286	128,655	3,351	2,411,870	235,764	27,253	49,209

PGIM TIPS Fund (Class R6)
1,412,211	276,479	724,011	7,848	(6,464)	966,063	114,871	30,174	—

Notes to Financial Statements (unaudited) (continued)

Target Date 2045 (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

PGIM Total Return Bond Fund (Class R6)
$ 2,833,448	$ 448,290	$ 3,334,875	$ (38,262)	$ 91,399	$ —	—	$ 62,715	$ —
$31,256,844	$ 8,542,156	$ 7,950,025	$1,629,768	$154,434	$33,633,177		$698,271	$1,283,794
$31,256,844	$11,854,887	$ 8,006,103	$1,629,276	$154,178	$36,889,082		$698,271	$1,283,794

Short-Term Investments - Affiliated Mutual Fund:(wa)

PGIM Core Ultra Short Bond Fund
50,553	2,207,650	2,200,688	—	—	57,515	57,515	1,133	—
$31,307,397	$14,062,537	$10,206,791	$1,629,276	$154,178	$36,946,597		$699,404	$1,283,794

Target Date 2050:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund:(wa)

PGIM Total Return Bond ETF
$ —	$ 1,842,831	$ 22,273	$ (279)	$ (126)	$ 1,820,153	43,193	$ —	$ —

Long-Term Investments - Affiliated Mutual Funds:(wa)

PGIM Core Conservative Bond Fund (Class R6)
408,054	85,426	499,837	(4,540)	10,897	—	—	7,439	—

PGIM Global Real Estate Fund (Class R6)
1,006,421	260,227	125,863	80,314	1,188	1,222,287	57,170	16,830	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
1,107,032	391,208	213,705	134,434	2,582	1,421,551	94,142	—	33,965

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
801,168	238,823	628,741	48,499	13,807	473,556	61,501	63,586	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
1,520,568	665,235	401,965	93,171	45,278	1,922,287	132,572	44,657	212,816

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
4,193,713	1,127,823	606,702	580,728	19,640	5,315,202	301,657	149,027	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
7,877,814	3,137,699	925,161	87,579	59,440	10,237,371	211,647	96,359	560,012

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
1,591,394	434,647	242,525	100,503	1,363	1,885,382	184,299	20,338	36,725

PGIM TIPS Fund (Class R6)
406,631	91,321	497,384	(1,238)	670	—	—	8,475	—

PGIM Total Return Bond Fund (Class R6)
1,325,814	541,114	1,892,747	(23,540)	49,359	—	—	29,111	—
$20,238,609	$ 6,973,523	$6,034,630	$1,095,910	$204,224	$22,477,636		$435,822	$843,518
$20,238,609	$ 8,816,354	$6,056,903	$1,095,631	$204,098	$24,297,789		$435,822	$843,518

Target Date 2050 (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:(wa)

PGIM Core Ultra Short Bond Fund
$ 41,306	$2,624,958	$2,616,806	$—	$—	$49,458	49,458	$1,049	$—
$20,279,915	$11,441,312	$8,673,709	$1,095,631	$204,098	$24,347,247		$436,871	$843,518

Target Date 2055:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund:(wa)

PGIM Total Return Bond ETF
$ —	$ 573,250	$ 1,132	$ (99)	$ (10)	$ 572,009	13,574	$ —	$ —

Long-Term Investments - Affiliated Mutual Funds:(wa)

PGIM Core Conservative Bond Fund (Class R6)
101,356	36,856	139,674	(98)	1,560	—	—	1,984	—

PGIM Global Real Estate Fund (Class R6)
499,972	218,053	98,263	42,031	(775)	661,018	30,918	9,467	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
629,946	268,835	163,835	79,488	1,364	815,798	54,026	—	21,884

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
298,505	132,629	433,961	(10,364)	13,191	—	—	26,837	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
906,463	596,320	319,042	75,992	4,935	1,264,668	87,218	30,163	143,747

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
2,353,789	939,073	498,502	341,619	8,699	3,144,678	178,472	94,761	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
3,984,128	2,262,692	769,095	69,405	(7,855)	5,539,275	114,519	55,214	320,886

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
870,634	394,542	184,225	59,895	1,973	1,142,819	111,713	12,605	22,761

PGIM Total Return Bond Fund (Class R6)
405,312	205,661	618,483	(8,981)	16,491	—	—	9,512	—
$10,050,105	$5,054,661	$3,225,080	$648,987	$39,583	$12,568,256		$240,543	$509,278
$10,050,105	$5,627,911	$3,226,212	$648,888	$39,573	$13,140,265		$240,543	$509,278

Short-Term Investments - Affiliated Mutual Fund:(wa)

PGIM Core Ultra Short Bond Fund
31,576	1,737,482	1,727,991	—	—	41,067	41,067	727	—
$10,081,681	$7,365,393	$4,954,203	$648,888	$39,573	$13,181,332		$241,270	$509,278

Target Date 2060:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund:(wa)

PGIM Total Return Bond ETF
$ —	$413,037	$4,623	$ (61)	$(16)	$408,337	9,690	$ —	$ —

Long-Term Investments - Affiliated Mutual Funds:(wa)

Notes to Financial Statements (unaudited) (continued)

Target Date 2060 (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

PGIM Global Real Estate Fund (Class R6)
$ 507,228	$142,954	$45,379	$ 41,617	$(373)	$646,047	30,217	$8,906	$—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
649,234	192,739	95,773	81,139	(1,889)	825,450	54,666	—	21,004

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
302,839	88,850	395,105	(10,355)	13,771	—	—	25,346	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
970,707	488,546	226,041	76,608	9,841	1,319,661	91,011	30,087	143,385

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
2,489,559	654,010	257,912	355,915	1,253	3,242,825	184,042	93,362	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
3,939,618	1,548,297	321,865	63,698	(4,095)	5,225,653	108,035	50,857	295,563

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
923,885	281,537	95,244	60,930	(355)	1,170,753	114,443	12,461	22,499

PGIM Total Return Bond Fund (Class R6)
411,193	94,440	513,206	(8,198)	15,771	—	—	8,958	—
$10,194,263	$3,491,373	$1,950,525	$661,354	$33,924	$12,430,389		$229,977	$482,451
$10,194,263	$3,904,410	$1,955,148	$661,293	$33,908	$12,838,726		$229,977	$482,451

Short-Term Investments - Affiliated Mutual Fund:(wa)

PGIM Core Ultra Short Bond Fund
31,536	1,171,753	1,162,319	—	—	40,970	40,970	667	—
$10,225,799	$5,076,163	$3,117,467	$661,293	$33,908	$12,879,696		$230,644	$482,451

Target Date 2065:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund:(wa)

PGIM Total Return Bond ETF
$ —	$72,365	$12,284	$(9)	$(23)	$60,049	1,425	$—	$—

Long-Term Investments - Affiliated Mutual Funds:(wa)

PGIM Global Real Estate Fund (Class R6)
60,339	60,411	26,749	5,906	180	100,087	4,681	1,213	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
78,439	78,562	39,756	10,812	613	128,670	8,521	—	2,994

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
24,016	16,311	40,485	(826)	984	—	—	2,372	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
127,630	144,661	79,307	13,645	(626)	206,003	14,207	4,667	22,241

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
298,572	296,467	139,380	49,403	1,693	506,755	28,760	13,208	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
472,310	533,713	206,175	10,384	(5,447)	804,785	16,638	7,193	41,801

Target Date 2065 (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
$ 114,736	$ 114,483	$ 55,846	$ 8,717	$ 475	$ 182,565	17,846	$ 1,825	$ 3,296

PGIM Total Return Bond Fund (Class R6)
36,687	34,743	72,156	(601)	1,327	—	—	933	—
$1,212,729	$1,279,351	$ 659,854	$97,440	$ (801)	$1,928,865		$31,411	$70,332
$1,212,729	$1,351,716	$ 672,138	$97,431	$ (824)	$1,988,914		$31,411	$70,332

Short-Term Investments - Affiliated Mutual Fund:(wa)

PGIM Core Ultra Short Bond Fund
2,486	332,192	331,114	—	—	3,564	3,564	96	—
$1,215,215	$1,683,908	$1,003,252	$97,431	$ (824)	$1,992,478		$31,507	$70,332

Target Date 2070:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund:(wa)

PGIM Total Return Bond ETF
$ —	$ 2,318	$ 42	$ —	$ —	$ 2,276	54	$ —	$ —

Long-Term Investments - Affiliated Mutual Funds:(wa)

PGIM Global Real Estate Fund (Class R6)
3,213	510	152	254	1	3,826	179	58	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
4,176	674	439	561	(54)	4,918	326	—	139

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
1,279	229	1,520	(7)	19	—	—	110	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
6,795	1,911	1,297	393	72	7,874	543	216	1,033

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
15,897	2,192	950	2,209	21	19,369	1,099	609	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
25,148	6,286	996	357	(35)	30,760	636	334	1,941

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
6,109	1,042	554	379	2	6,978	682	85	153

PGIM Total Return Bond Fund (Class R6)
1,953	271	2,261	8	29	—	—	44	—
$64,570	$13,115	$8,169	$4,154	$ 55	$73,725		$1,456	$3,266
$64,570	$15,433	$8,211	$4,154	$ 55	$76,001		$1,456	$3,266

Notes to Financial Statements (unaudited) (continued)

Target Date 2070 (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:(wa)

PGIM Core Ultra Short Bond Fund
$ 117	$132,425	$132,321	$ —	$—	$ 221	221	$ 20	$ —
$64,687	$147,858	$140,532	$4,154	$55	$76,222		$1,476	$3,266

60/40 Allocation:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund:(wa)

PGIM Total Return Bond ETF
$ —	$55,650,117	$ 200,548	$(7,387)	$(354)	$55,441,828	1,315,658	$—	$—

Long-Term Investments - Affiliated Mutual Funds:(wa)

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
73,680,971	14,974,705	6,619,011	726,235	122,124	82,885,024	3,513,566	748,765	7,633,261

PGIM Total Return Bond Fund (Class R6)
49,232,452	6,743,335	56,900,127	195,188	729,152	—	—	1,086,098	—
$122,913,423	$21,718,040	$63,519,138	$921,423	$851,276	$82,885,024		$1,834,863	$7,633,261
$122,913,423	$77,368,157	$63,719,686	$914,036	$850,922	$138,326,852		$1,834,863	$7,633,261

60/40 Allocation (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:(wa)

PGIM Core Ultra Short Bond Fund
$ 123,025	$ 1,033,527	$ 1,042,782	$ —	$ —	$ 113,770	113,770	$ 2,832	$ —
$123,036,448	$78,401,684	$64,762,468	$914,036	$850,922	$138,440,622		$1,837,695	$7,633,261

(wa)	Represents investments in Funds affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of January 31, 2026 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Target Date Income	$ 29,091,013	$ 2,253,635	$(2,795,170)	$ (541,535)
Target Date 2020	34,220,767	3,488,089	(4,180,010)	(691,921)
Target Date 2025	48,940,459	5,922,214	(6,158,606)	(236,392)
Target Date 2030	59,409,622	7,953,846	(5,316,123)	2,637,723
Target Date 2035	51,169,121	8,739,678	(3,382,422)	5,357,256
Target Date 2040	42,869,747	9,357,776	(2,890,290)	6,467,486
Target Date 2045	31,459,650	7,187,205	(1,700,258)	5,486,947
Target Date 2050	20,418,158	4,875,187	(946,098)	3,929,089
Target Date 2055	11,042,062	2,611,906	(472,636)	2,139,270
Target Date 2060	10,838,822	2,490,598	(449,724)	2,040,874
Target Date 2065	1,768,519	266,735	(42,776)	223,959
Target Date 2070	69,034	7,612	(424)	7,188
60/40 Allocation	122,811,212	24,357,085	(8,727,675)	15,629,410

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2025 are subject to such review.

7.	Capital and Ownership

The RIC is authorized to issue an unlimited number of shares of beneficial interest of the Funds, at $0.001 par value per share. The Target Date Funds offer Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares. The 60/40 Allocation Fund currently offers Class R6 shares.

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of beneficial interest, below.

As of January 31, 2026, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
Target Date Income–Class R1	4,339	32.3%
Target Date Income–Class R2	4,438	53.5
Target Date Income–Class R3	1,528	2.5
Target Date Income–Class R4	4,537	100.0
Target Date Income–Class R5	4,582	3.4
Target Date 2020–Class R1	1,561	97.5

Notes to Financial Statements (unaudited) (continued)

Fund	Number of Shares	Percentage of Outstanding Shares
Target Date 2020–Class R3	479	0.8%
Target Date 2020–Class R4	1,629	38.2
Target Date 2020–Class R5	1,644	0.9
Target Date 2025–Class R1	1,579	17.3
Target Date 2025–Class R3	462	0.9
Target Date 2025–Class R4	1,650	100.0
Target Date 2025–Class R5	1,663	1.7
Target Date 2030–Class R1	1,588	7.6
Target Date 2030–Class R4	1,660	71.6
Target Date 2035–Class R1	1,644	4.5
Target Date 2035–Class R4	1,714	72.8
Target Date 2035–Class R5	1,728	1.0
Target Date 2040 –Class R1	1,650	2.9
Target Date 2040 –Class R4	1,722	24.8
Target Date 2045–Class R1	1,714	11.2
Target Date 2045–Class R4	1,793	37.8
Target Date 2050–Class R1	1,708	9.0
Target Date 2050–Class R3	1,050	1.3
Target Date 2050–Class R4	1,782	18.3
Target Date 2050–Class R5	1,795	0.9
Target Date 2055–Class R1	1,911	12.9
Target Date 2055–Class R3	1,135	5.5
Target Date 2055–Class R4	1,982	33.2
Target Date 2055–Class R5	1,995	2.1
Target Date 2060–Class R1	1,512	10.6
Target Date 2060–Class R4	1,575	56.4
Target Date 2060–Class R5	1,588	1.6
Target Date 2065–Class R1	1,265	100.0
Target Date 2065–Class R3	1,292	31.4
Target Date 2065–Class R4	1,302	100.0
Target Date 2065–Class R5	1,309	50.3
Target Date 2065–Class R6	1,319	1.3
Target Date 2070–Class R1	1,032	100.0
Target Date 2070–Class R2	1,035	80.3
Target Date 2070–Class R3	1,036	99.6
Target Date 2070–Class R4	1,037	100.0
Target Date 2070–Class R5	1,038	100.0
Target Date 2070–Class R6	1,040	92.0
60/40 Allocation–Class R6	1,506	0.1

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
Target Date Income	—	—%
Target Date 2020	—	—
Target Date 2025	—	—
Target Date 2030	—	—
Target Date 2035	—	—
Target Date 2040	—	—
Target Date 2045	—	—
Target Date 2050	—	—
Target Date 2055	—	—
Target Date 2060	—	—
Target Date 2065	—	—
Target Date 2070	1	94.7

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
60/40 Allocation	—	—%
Unaffiliated:
Target Date Income	3	88.8
Target Date 2020	2	90.0
Target Date 2025	2	86.3
Target Date 2030	2	82.9
Target Date 2035	4	86.7
Target Date 2040	2	75.9
Target Date 2045	4	86.3
Target Date 2050	4	83.5
Target Date 2055	6	90.4
Target Date 2060	5	85.3
Target Date 2065	5	81.7
Target Date 2070	—	—
60/40 Allocation	1	99.9

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Target Date Income:

Share Class	Shares	Amount

Class R1
Six months ended January 31, 2026:
Shares sold	683	$7,276
Shares issued in reinvestment of dividends and distributions	470	4,976
Shares purchased	(3,412)	(36,292)
Net increase (decrease) in shares outstanding	(2,259)	$(24,040)

Year ended July 31, 2025:
Shares sold	12,879	$133,160
Shares issued in reinvestment of dividends and distributions	225	2,299
Shares issued in merger	1,412	14,163
Shares purchased	(1,538)	(15,983)
Net increase (decrease) in shares outstanding	12,978	$133,639

Class R2
Six months ended January 31, 2026:
Shares sold	9	$100
Shares issued in reinvestment of dividends and distributions	267	2,824
Shares purchased	(5)	(55)
Net increase (decrease) in shares outstanding	271	$2,869

Year ended July 31, 2025:
Shares sold	21	$227
Shares issued in reinvestment of dividends and distributions	222	2,263
Shares issued in merger	4,892	49,062
Shares purchased	(144)	(1,504)
Net increase (decrease) in shares outstanding	4,991	$50,048

Class R3
Six months ended January 31, 2026:
Shares sold	3,447	$36,701
Shares issued in reinvestment of dividends and distributions	1,937	20,509
Shares purchased	(135)	(1,431)
Net increase (decrease) in shares outstanding	5,249	$55,779

Year ended July 31, 2025:
Shares sold	33,936	$345,950
Shares issued in reinvestment of dividends and distributions	1,348	13,752
Shares issued in merger	1,458	14,626
Shares purchased	(36)	(364)
Net increase (decrease) in shares outstanding	36,706	$373,964

Class R4
Six months ended January 31, 2026:
Shares issued in reinvestment of dividends and distributions	152	$1,608
Net increase (decrease) in shares outstanding	152	$1,608

Year ended July 31, 2025:
Shares issued in reinvestment of dividends and distributions	176	$1,792
Shares issued in merger	1,469	14,732
Net increase (decrease) in shares outstanding	1,645	$16,524

Class R5

Target Date Income (cont’d.):

Share Class	Shares	Amount
Six months ended January 31, 2026:
Shares sold	2,230	$23,638
Shares issued in reinvestment of dividends and distributions	4,626	48,972
Shares purchased	(4,134)	(43,952)
Net increase (decrease) in shares outstanding	2,722	$28,658

Year ended July 31, 2025:
Shares sold	13,218	$136,396
Shares issued in reinvestment of dividends and distributions	5,629	57,253
Shares issued in merger	28,756	289,031
Shares purchased	(9,038)	(93,562)
Net increase (decrease) in shares outstanding	38,565	$389,118

Class R6
Six months ended January 31, 2026:
Shares sold	306,091	$3,292,529
Shares issued in reinvestment of dividends and distributions	82,706	876,325
Shares purchased	(140,540)	(1,497,838)
Net increase (decrease) in shares outstanding	248,257	$2,671,016

Year ended July 31, 2025:
Shares sold	98,267	$1,013,184
Shares issued in reinvestment of dividends and distributions	95,773	976,298
Shares issued in merger	949,850	9,536,491
Shares purchased	(531,389)	(5,492,961)
Net increase (decrease) in shares outstanding	612,501	$6,033,012

Target Date 2020:

Share Class	Shares	Amount

Class R1
Six months ended January 31, 2026:
Shares sold	40	$420
Shares issued in reinvestment of dividends and distributions	61	641
Net increase (decrease) in shares outstanding	101	$1,061

Year ended July 31, 2025:
Shares issued in reinvestment of dividends and distributions	158	$1,557
Net increase (decrease) in shares outstanding	158	$1,557

Class R2
Six months ended January 31, 2026:
Shares sold	1,187	$12,648
Shares issued in reinvestment of dividends and distributions	405	4,234
Shares purchased	(310)	(3,304)
Net increase (decrease) in shares outstanding	1,282	$13,578

Year ended July 31, 2025:
Shares sold	2,426	$25,277
Shares issued in reinvestment of dividends and distributions	894	8,819
Shares purchased	(1,278)	(12,968)
Net increase (decrease) in shares outstanding	2,042	$21,128

Class R3
Six months ended January 31, 2026:
Shares sold	479	$5,000
Shares issued in reinvestment of dividends and distributions	3,183	33,353
Shares purchased	(11,950)	(125,592)

Notes to Financial Statements (unaudited) (continued)

Target Date 2020 (cont’d.):

Share Class	Shares	Amount
Net increase (decrease) in shares outstanding	(8,288)	$(87,239)

Year ended July 31, 2025:
Shares issued in reinvestment of dividends and distributions	9,061	$89,524
Shares purchased	(11,542)	(113,344)
Net increase (decrease) in shares outstanding	(2,481)	$(23,820)

Class R4
Six months ended January 31, 2026:
Shares sold	3	$34
Shares issued in reinvestment of dividends and distributions	184	1,935
Shares purchased	(3)	(30)
Net increase (decrease) in shares outstanding	184	$1,939

Year ended July 31, 2025:
Shares sold	1,089	$11,260
Shares issued in reinvestment of dividends and distributions	358	3,538
Shares purchased	(4)	(48)
Net increase (decrease) in shares outstanding	1,443	$14,750

Class R5
Six months ended January 31, 2026:
Shares sold	3,111	$33,150
Shares issued in reinvestment of dividends and distributions	8,973	94,032
Shares purchased	(86,151)	(924,198)
Net increase (decrease) in shares outstanding	(74,067)	$(797,016)

Year ended July 31, 2025:
Shares sold	49,695	$515,545
Shares issued in reinvestment of dividends and distributions	28,382	280,411
Shares purchased	(83,005)	(877,310)
Net increase (decrease) in shares outstanding	(4,928)	$(81,354)

Class R6
Six months ended January 31, 2026:
Shares sold	117,884	$1,268,784
Shares issued in reinvestment of dividends and distributions	137,768	1,436,918
Shares purchased	(264,958)	(2,815,246)
Net increase (decrease) in shares outstanding	(9,306)	$(109,544)

Year ended July 31, 2025:
Shares sold	279,453	$2,856,642
Shares issued in reinvestment of dividends and distributions	353,351	3,473,443
Shares purchased	(637,831)	(6,544,853)
Net increase (decrease) in shares outstanding	(5,027)	$(214,768)

Target Date 2025:

Share Class	Shares	Amount

Class R1
Six months ended January 31, 2026:
Shares sold	1,287	$14,293
Shares issued in reinvestment of dividends and distributions	410	4,452
Shares purchased	(538)	(6,034)

Target Date 2025 (cont’d.):

Share Class	Shares	Amount
Net increase (decrease) in shares outstanding	1,159	$12,711

Year ended July 31, 2025:
Shares sold	6,802	$72,281
Shares issued in reinvestment of dividends and distributions	176	1,808
Shares purchased	(567)	(6,418)
Net increase (decrease) in shares outstanding	6,411	$67,671

Class R2
Six months ended January 31, 2026:
Shares sold	39,081	$434,157
Shares issued in reinvestment of dividends and distributions	3,240	35,218
Shares purchased	(13,115)	(142,488)
Net increase (decrease) in shares outstanding	29,206	$326,887

Year ended July 31, 2025:
Shares sold	8,216	$90,620
Shares issued in reinvestment of dividends and distributions	2,794	28,663
Shares purchased	(40,939)	(471,923)
Net increase (decrease) in shares outstanding	(29,929)	$(352,640)

Class R3
Six months ended January 31, 2026:
Shares sold	462	$5,000
Shares issued in reinvestment of dividends and distributions	2,665	28,999
Shares purchased	(961)	(10,486)
Net increase (decrease) in shares outstanding	2,166	$23,513

Year ended July 31, 2025:
Shares sold	905	$9,829
Shares issued in reinvestment of dividends and distributions	5,598	57,434
Shares purchased	(1,807)	(19,076)
Net increase (decrease) in shares outstanding	4,696	$48,187

Class R4
Six months ended January 31, 2026:
Shares issued in reinvestment of dividends and distributions	84	$912
Net increase (decrease) in shares outstanding	84	$912

Year ended July 31, 2025:
Shares sold	8	$133
Shares issued in reinvestment of dividends and distributions	172	1,760
Shares purchased	(18,400)	(213,255)
Net increase (decrease) in shares outstanding	(18,220)	$(211,362)

Class R5
Six months ended January 31, 2026:
Shares sold	10,668	$118,337
Shares issued in reinvestment of dividends and distributions	4,980	54,180
Shares purchased	(6,413)	(71,600)
Net increase (decrease) in shares outstanding	9,235	$100,917

Year ended July 31, 2025:
Shares sold	26,427	$285,574
Shares issued in reinvestment of dividends and distributions	10,125	103,985
Shares purchased	(27,493)	(295,105)
Net increase (decrease) in shares outstanding	9,059	$94,454

Class R6
Six months ended January 31, 2026:

Notes to Financial Statements (unaudited) (continued)

Target Date 2025 (cont’d.):

Share Class	Shares	Amount
Shares sold	131,823	$1,467,221
Shares issued in reinvestment of dividends and distributions	227,093	2,475,312
Shares purchased	(416,947)	(4,655,706)
Net increase (decrease) in shares outstanding	(58,031)	$(713,173)

Year ended July 31, 2025:
Shares sold	587,882	$6,546,683
Shares issued in reinvestment of dividends and distributions	519,045	5,335,780
Shares purchased	(911,579)	(9,795,516)
Net increase (decrease) in shares outstanding	195,348	$2,086,947

Target Date 2030:

Share Class	Shares	Amount

Class R1
Six months ended January 31, 2026:
Shares sold	1,806	$21,445
Shares issued in reinvestment of dividends and distributions	726	8,534
Shares purchased	(9,685)	(115,706)
Net increase (decrease) in shares outstanding	(7,153)	$(85,727)

Year ended July 31, 2025:
Shares sold	21,941	$248,466
Shares issued in reinvestment of dividends and distributions	959	10,439
Shares purchased	(2,907)	(35,616)
Net increase (decrease) in shares outstanding	19,993	$223,289

Class R2
Six months ended January 31, 2026:
Shares sold	69,129	$822,621
Shares issued in reinvestment of dividends and distributions	1,437	16,907
Shares purchased	(3,105)	(37,227)
Net increase (decrease) in shares outstanding	67,461	$802,301

Year ended July 31, 2025:
Shares sold	3,120	$36,232
Shares issued in reinvestment of dividends and distributions	4,333	47,275
Shares purchased	(2,567)	(29,276)
Net increase (decrease) in shares outstanding	4,886	$54,231

Class R3
Six months ended January 31, 2026:
Shares sold	6,756	$80,519
Shares issued in reinvestment of dividends and distributions	7,209	84,778
Shares purchased	(3,343)	(39,480)
Net increase (decrease) in shares outstanding	10,622	$125,817

Year ended July 31, 2025:
Shares sold	15,008	$172,523
Shares issued in reinvestment of dividends and distributions	19,450	212,000
Shares purchased	(12,573)	(150,807)
Net increase (decrease) in shares outstanding	21,885	$233,716

Class R4

Target Date 2030 (cont’d.):

Share Class	Shares	Amount
Six months ended January 31, 2026:
Shares sold	1	$9
Shares issued in reinvestment of dividends and distributions	92	1,075
Shares purchased	(1)	(8)
Net increase (decrease) in shares outstanding	92	$1,076

Year ended July 31, 2025:
Shares sold	395	$4,427
Shares issued in reinvestment of dividends and distributions	221	2,409
Shares purchased	(1,101)	(13,313)
Net increase (decrease) in shares outstanding	(485)	$(6,477)

Class R5
Six months ended January 31, 2026:
Shares sold	22,077	$262,176
Shares issued in reinvestment of dividends and distributions	16,081	189,276
Shares purchased	(63,128)	(746,941)
Net increase (decrease) in shares outstanding	(24,970)	$(295,489)

Year ended July 31, 2025:
Shares sold	44,996	$512,767
Shares issued in reinvestment of dividends and distributions	61,441	670,319
Shares purchased	(191,777)	(2,210,289)
Net increase (decrease) in shares outstanding	(85,340)	$(1,027,203)

Class R6
Six months ended January 31, 2026:
Shares sold	513,017	$6,165,767
Shares issued in reinvestment of dividends and distributions	187,694	2,212,918
Shares purchased	(472,533)	(5,636,440)
Net increase (decrease) in shares outstanding	228,178	$2,742,245

Year ended July 31, 2025:
Shares sold	792,588	$9,332,187
Shares issued in reinvestment of dividends and distributions	536,560	5,864,606
Shares purchased	(883,363)	(10,102,105)
Net increase (decrease) in shares outstanding	445,785	$5,094,688

Target Date 2035:

Share Class	Shares	Amount

Class R1
Six months ended January 31, 2026:
Shares sold	11,232	$135,915
Shares issued in reinvestment of dividends and distributions	1,257	15,508
Shares purchased	(12,852)	(159,705)
Net increase (decrease) in shares outstanding	(363)	$(8,282)

Year ended July 31, 2025:
Shares sold	33,366	$387,764
Shares issued in reinvestment of dividends and distributions	436	4,912
Shares purchased	(1,534)	(19,442)
Net increase (decrease) in shares outstanding	32,268	$373,234

Class R2
Six months ended January 31, 2026:
Shares sold	1,473	$18,329
Shares issued in reinvestment of dividends and distributions	769	9,502

Notes to Financial Statements (unaudited) (continued)

Target Date 2035 (cont’d.):

Share Class	Shares	Amount
Shares purchased	(7,579)	$(94,079)
Net increase (decrease) in shares outstanding	(5,337)	$(66,248)

Year ended July 31, 2025:
Shares sold	5,894	$70,942
Shares issued in reinvestment of dividends and distributions	2,756	31,089
Shares purchased	(53,949)	(686,507)
Net increase (decrease) in shares outstanding	(45,299)	$(584,476)

Class R3
Six months ended January 31, 2026:
Shares sold	6,206	$77,621
Shares issued in reinvestment of dividends and distributions	2,787	34,507
Shares purchased	(76,831)	(978,026)
Net increase (decrease) in shares outstanding	(67,838)	$(865,898)

Year ended July 31, 2025:
Shares sold	23,587	$277,093
Shares issued in reinvestment of dividends and distributions	13,571	153,214
Shares purchased	(992)	(11,887)
Net increase (decrease) in shares outstanding	36,166	$418,420

Class R4
Six months ended January 31, 2026:
Shares sold	1	$10
Shares issued in reinvestment of dividends and distributions	91	1,133
Shares purchased	(1)	(9)
Net increase (decrease) in shares outstanding	91	$1,134

Year ended July 31, 2025:
Shares sold	254	$2,934
Shares issued in reinvestment of dividends and distributions	234	2,646
Shares purchased	(1)	(14)
Net increase (decrease) in shares outstanding	487	$5,566

Class R5
Six months ended January 31, 2026:
Shares sold	27,833	$346,008
Shares issued in reinvestment of dividends and distributions	6,726	83,336
Shares purchased	(5,094)	(63,527)
Net increase (decrease) in shares outstanding	29,465	$365,817

Year ended July 31, 2025:
Shares sold	43,359	$524,447
Shares issued in reinvestment of dividends and distributions	16,990	191,989
Shares purchased	(21,323)	(241,280)
Net increase (decrease) in shares outstanding	39,026	$475,156

Class R6
Six months ended January 31, 2026:
Shares sold	480,029	$6,080,777
Shares issued in reinvestment of dividends and distributions	172,138	2,132,791
Shares purchased	(247,480)	(3,105,350)
Net increase (decrease) in shares outstanding	404,687	$5,108,218

Year ended July 31, 2025:
Shares sold	791,331	$9,583,920

Target Date 2035 (cont’d.):

Share Class	Shares	Amount
Shares issued in reinvestment of dividends and distributions	429,098	$4,853,093
Shares purchased	(557,820)	(6,669,673)
Net increase (decrease) in shares outstanding	662,609	$7,767,340
Target Date 2040 :

Share Class	Shares	Amount

Class R1
Six months ended January 31, 2026:
Shares sold	6,817	$90,059
Shares issued in reinvestment of dividends and distributions	1,953	25,521
Shares purchased	(7,855)	(103,800)
Net increase (decrease) in shares outstanding	915	$11,780

Year ended July 31, 2025:
Shares sold	52,438	$639,413
Shares issued in reinvestment of dividends and distributions	909	10,720
Shares purchased	(2,650)	(32,837)
Net increase (decrease) in shares outstanding	50,697	$617,296

Class R2
Six months ended January 31, 2026:
Shares sold	2,113	$27,842
Shares issued in reinvestment of dividends and distributions	2,826	36,996
Shares purchased	(1,240)	(16,433)
Net increase (decrease) in shares outstanding	3,699	$48,405

Year ended July 31, 2025:
Shares sold	44,069	$537,769
Shares issued in reinvestment of dividends and distributions	4,015	47,401
Shares purchased	(6,694)	(82,177)
Net increase (decrease) in shares outstanding	41,390	$502,993

Class R3
Six months ended January 31, 2026:
Shares sold	6,864	$91,613
Shares issued in reinvestment of dividends and distributions	4,530	59,347
Shares purchased	(3,270)	(43,105)
Net increase (decrease) in shares outstanding	8,124	$107,855

Year ended July 31, 2025:
Shares sold	11,617	$145,803
Shares issued in reinvestment of dividends and distributions	11,937	140,980
Shares purchased	(4,323)	(59,916)
Net increase (decrease) in shares outstanding	19,231	$226,867

Class R4
Six months ended January 31, 2026:
Shares sold	7	$93
Shares issued in reinvestment of dividends and distributions	322	4,219
Shares purchased	(760)	(10,051)
Net increase (decrease) in shares outstanding	(431)	$(5,739)

Year ended July 31, 2025:
Shares sold	14	$169
Shares issued in reinvestment of dividends and distributions	988	11,680
Shares purchased	(12)	(158)
Net increase (decrease) in shares outstanding	990	$11,691

Notes to Financial Statements (unaudited) (continued)

Target Date 2040 (cont’d.):

Share Class	Shares	Amount

Class R5
Six months ended January 31, 2026:
Shares sold	25,554	$337,817
Shares issued in reinvestment of dividends and distributions	31,815	417,412
Shares purchased	(31,450)	(417,556)
Net increase (decrease) in shares outstanding	25,919	$337,673

Year ended July 31, 2025:
Shares sold	47,765	$601,464
Shares issued in reinvestment of dividends and distributions	99,920	1,182,059
Shares purchased	(64,633)	(799,061)
Net increase (decrease) in shares outstanding	83,052	$984,462

Class R6
Six months ended January 31, 2026:
Shares sold	250,603	$3,367,827
Shares issued in reinvestment of dividends and distributions	119,432	1,568,138
Shares purchased	(205,403)	(2,711,586)
Net increase (decrease) in shares outstanding	164,632	$2,224,379

Year ended July 31, 2025:
Shares sold	427,936	$5,445,516
Shares issued in reinvestment of dividends and distributions	367,418	4,350,226
Shares purchased	(602,780)	(7,534,504)
Net increase (decrease) in shares outstanding	192,574	$2,261,238

Target Date 2045:

Share Class	Shares	Amount

Class R1
Six months ended January 31, 2026:
Shares sold	1,206	$15,811
Shares issued in reinvestment of dividends and distributions	739	9,656
Shares purchased	(8,593)	(114,088)
Net increase (decrease) in shares outstanding	(6,648)	$(88,621)

Year ended July 31, 2025:
Shares sold	20,766	$251,332
Shares issued in reinvestment of dividends and distributions	433	5,014
Shares purchased	(698)	(8,604)
Net increase (decrease) in shares outstanding	20,501	$247,742

Class R2
Six months ended January 31, 2026:
Shares sold	2,901	$38,208
Shares issued in reinvestment of dividends and distributions	3,705	48,381
Shares purchased	(762)	(9,966)
Net increase (decrease) in shares outstanding	5,844	$76,623

Year ended July 31, 2025:
Shares sold	61,532	$742,626
Shares issued in reinvestment of dividends and distributions	5,728	66,278
Shares purchased	(48,427)	(647,352)

Target Date 2045 (cont’d.):

Share Class	Shares	Amount
Net increase (decrease) in shares outstanding	18,833	$161,552

Class R3
Six months ended January 31, 2026:
Shares sold	14,515	$194,040
Shares issued in reinvestment of dividends and distributions	822	10,739
Shares purchased	(2,777)	(36,271)
Net increase (decrease) in shares outstanding	12,560	$168,508

Year ended July 31, 2025:
Shares sold	7,065	$82,688
Shares issued in reinvestment of dividends and distributions	368	4,262
Shares purchased	(8)	(98)
Net increase (decrease) in shares outstanding	7,425	$86,852

Class R4
Six months ended January 31, 2026:
Shares sold	22	$284
Shares issued in reinvestment of dividends and distributions	183	2,388
Shares purchased	(11)	(149)
Net increase (decrease) in shares outstanding	194	$2,523

Year ended July 31, 2025:
Shares sold	1,589	$21,493
Shares issued in reinvestment of dividends and distributions	626	7,245
Shares purchased	(1,567)	(21,186)
Net increase (decrease) in shares outstanding	648	$7,552

Class R5
Six months ended January 31, 2026:
Shares sold	19,681	$259,836
Shares issued in reinvestment of dividends and distributions	5,523	72,294
Shares purchased	(6,784)	(90,345)
Net increase (decrease) in shares outstanding	18,420	$241,785

Year ended July 31, 2025:
Shares sold	28,978	$359,626
Shares issued in reinvestment of dividends and distributions	15,220	176,396
Shares purchased	(10,851)	(143,404)
Net increase (decrease) in shares outstanding	33,347	$392,618

Class R6
Six months ended January 31, 2026:
Shares sold	266,129	$3,567,940
Shares issued in reinvestment of dividends and distributions	102,495	1,343,705
Shares purchased	(148,591)	(1,963,149)
Net increase (decrease) in shares outstanding	220,033	$2,948,496

Year ended July 31, 2025:
Shares sold	479,191	$6,079,146
Shares issued in reinvestment of dividends and distributions	303,713	3,526,103
Shares purchased	(393,940)	(5,048,635)
Net increase (decrease) in shares outstanding	388,964	$4,556,614
Target Date 2050:

Share Class	Shares	Amount

Class R1

Notes to Financial Statements (unaudited) (continued)

Target Date 2050 (cont’d.):

Share Class	Shares	Amount
Six months ended January 31, 2026:
Shares sold	2,625	$35,628
Shares issued in reinvestment of dividends and distributions	735	9,873
Shares purchased	(12,287)	(166,584)
Net increase (decrease) in shares outstanding	(8,927)	$(121,083)

Year ended July 31, 2025:
Shares sold	26,395	$330,295
Shares issued in reinvestment of dividends and distributions	1,432	16,936
Shares purchased	(6,971)	(91,556)
Net increase (decrease) in shares outstanding	20,856	$255,675

Class R2
Six months ended January 31, 2026:
Shares sold	4,819	$65,845
Shares issued in reinvestment of dividends and distributions	1,676	22,609
Shares purchased	(1,499)	(20,430)
Net increase (decrease) in shares outstanding	4,996	$68,024

Year ended July 31, 2025:
Shares sold	7,665	$99,455
Shares issued in reinvestment of dividends and distributions	6,364	75,604
Shares purchased	(5,655)	(74,113)
Net increase (decrease) in shares outstanding	8,374	$100,946

Class R3
Six months ended January 31, 2026:
Shares sold	212	$2,684
Shares issued in reinvestment of dividends and distributions	3,129	42,144
Shares purchased	(44,810)	(606,282)
Net increase (decrease) in shares outstanding	(41,469)	$(561,454)

Year ended July 31, 2025:
Shares sold	119,540	$1,357,413
Shares issued in reinvestment of dividends and distributions	341	4,042
Shares purchased	(1,092)	(13,697)
Net increase (decrease) in shares outstanding	118,789	$1,347,758

Class R4
Six months ended January 31, 2026:
Shares sold	9	$130
Shares issued in reinvestment of dividends and distributions	397	5,340
Shares purchased	(8)	(115)
Net increase (decrease) in shares outstanding	398	$5,355

Year ended July 31, 2025:
Shares sold	171	$2,181
Shares issued in reinvestment of dividends and distributions	1,716	20,317
Shares purchased	(1,490)	(18,704)
Net increase (decrease) in shares outstanding	397	$3,794

Class R5
Six months ended January 31, 2026:
Shares sold	15,538	$211,000
Shares issued in reinvestment of dividends and distributions	8,203	110,662
Shares purchased	(24,140)	(324,730)

Target Date 2050 (cont’d.):

Share Class	Shares	Amount
Net increase (decrease) in shares outstanding	(399)	$(3,068)

Year ended July 31, 2025:
Shares sold	57,344	$697,442
Shares issued in reinvestment of dividends and distributions	28,228	335,350
Shares purchased	(27,753)	(359,546)
Net increase (decrease) in shares outstanding	57,819	$673,246

Class R6
Six months ended January 31, 2026:
Shares sold	256,584	$3,564,907
Shares issued in reinvestment of dividends and distributions	60,359	816,658
Shares purchased	(93,662)	(1,281,574)
Net increase (decrease) in shares outstanding	223,281	$3,099,991

Year ended July 31, 2025:
Shares sold	276,151	$3,658,853
Shares issued in reinvestment of dividends and distributions	188,373	2,243,528
Shares purchased	(221,231)	(2,869,630)
Net increase (decrease) in shares outstanding	243,293	$3,032,751

Target Date 2055:

Share Class	Shares	Amount

Class R1
Six months ended January 31, 2026:
Shares sold	816	$10,074
Shares issued in reinvestment of dividends and distributions	518	6,374
Shares purchased	(2,190)	(26,358)
Net increase (decrease) in shares outstanding	(856)	$(9,910)

Year ended July 31, 2025:
Shares sold	14,437	$162,631
Shares issued in reinvestment of dividends and distributions	225	2,413
Shares purchased	(657)	(7,651)
Net increase (decrease) in shares outstanding	14,005	$157,393

Class R2
Six months ended January 31, 2026:
Shares sold	4,300	$53,943
Shares issued in reinvestment of dividends and distributions	1,197	14,807
Shares purchased	(2,817)	(34,880)
Net increase (decrease) in shares outstanding	2,680	$33,870

Year ended July 31, 2025:
Shares sold	3,081	$35,449
Shares issued in reinvestment of dividends and distributions	3,343	36,066
Shares purchased	(37,174)	(457,688)
Net increase (decrease) in shares outstanding	(30,750)	$(386,173)

Class R3
Six months ended January 31, 2026:
Shares sold	7,511	$94,715
Shares issued in reinvestment of dividends and distributions	540	6,701
Shares purchased	(633)	(8,059)
Net increase (decrease) in shares outstanding	7,418	$93,357

Year ended July 31, 2025:
Shares sold	5,174	$57,961

Notes to Financial Statements (unaudited) (continued)

Target Date 2055 (cont’d.):

Share Class	Shares	Amount
Shares issued in reinvestment of dividends and distributions	1,049	$11,336
Shares purchased	(70)	(860)
Net increase (decrease) in shares outstanding	6,153	$68,437

Class R4
Six months ended January 31, 2026:
Shares sold	5	$60
Shares issued in reinvestment of dividends and distributions	233	2,896
Shares purchased	(4)	(53)
Net increase (decrease) in shares outstanding	234	$2,903

Year ended July 31, 2025:
Shares sold	493	$5,607
Shares issued in reinvestment of dividends and distributions	641	6,939
Shares purchased	(8)	(93)
Net increase (decrease) in shares outstanding	1,126	$12,453

Class R5
Six months ended January 31, 2026:
Shares sold	13,053	$163,022
Shares issued in reinvestment of dividends and distributions	3,749	46,675
Shares purchased	(13,939)	(176,412)
Net increase (decrease) in shares outstanding	2,863	$33,285

Year ended July 31, 2025:
Shares sold	23,710	$273,126
Shares issued in reinvestment of dividends and distributions	9,504	103,117
Shares purchased	(5,091)	(60,230)
Net increase (decrease) in shares outstanding	28,123	$316,013

Class R6
Six months ended January 31, 2026:
Shares sold	264,730	$3,355,909
Shares issued in reinvestment of dividends and distributions	38,484	479,896
Shares purchased	(141,482)	(1,780,606)
Net increase (decrease) in shares outstanding	161,732	$2,055,199

Year ended July 31, 2025:
Shares sold	216,806	$2,568,233
Shares issued in reinvestment of dividends and distributions	84,220	915,475
Shares purchased	(159,390)	(1,860,330)
Net increase (decrease) in shares outstanding	141,636	$1,623,378

Target Date 2060:

Share Class	Shares	Amount

Class R1
Six months ended January 31, 2026:
Shares sold	1,439	$22,493
Shares issued in reinvestment of dividends and distributions	569	8,857
Shares purchased	(5,208)	(80,868)
Net increase (decrease) in shares outstanding	(3,200)	$(49,518)

Year ended July 31, 2025:

Target Date 2060 (cont’d.):

Share Class	Shares	Amount
Shares sold	15,729	$225,337
Shares issued in reinvestment of dividends and distributions	323	4,383
Shares purchased	(1,320)	(19,176)
Net increase (decrease) in shares outstanding	14,732	$210,544

Class R2
Six months ended January 31, 2026:
Shares sold	1,212	$18,947
Shares issued in reinvestment of dividends and distributions	1,104	17,257
Shares purchased	(1,458)	(23,055)
Net increase (decrease) in shares outstanding	858	$13,149

Year ended July 31, 2025:
Shares sold	5,117	$73,240
Shares issued in reinvestment of dividends and distributions	2,587	35,233
Shares purchased	(18,284)	(267,476)
Net increase (decrease) in shares outstanding	(10,580)	$(159,003)

Class R3
Six months ended January 31, 2026:
Shares sold	1,458	$22,714
Shares issued in reinvestment of dividends and distributions	283	4,426
Shares purchased	(4)	(57)
Net increase (decrease) in shares outstanding	1,737	$27,083

Year ended July 31, 2025:
Shares sold	1,535	$22,536
Shares issued in reinvestment of dividends and distributions	371	5,064
Shares purchased	(56)	(838)
Net increase (decrease) in shares outstanding	1,850	$26,762

Class R4
Six months ended January 31, 2026:
Shares sold	1	$23
Shares issued in reinvestment of dividends and distributions	115	1,801
Shares purchased	(16)	(260)
Net increase (decrease) in shares outstanding	100	$1,564

Year ended July 31, 2025:
Shares sold	215	$3,054
Shares issued in reinvestment of dividends and distributions	283	3,860
Shares purchased	(693)	(9,694)
Net increase (decrease) in shares outstanding	(195)	$(2,780)

Class R5
Six months ended January 31, 2026:
Shares sold	10,623	$166,039
Shares issued in reinvestment of dividends and distributions	4,214	65,999
Shares purchased	(13,513)	(213,244)
Net increase (decrease) in shares outstanding	1,324	$18,794

Year ended July 31, 2025:
Shares sold	27,472	$393,430
Shares issued in reinvestment of dividends and distributions	7,832	106,904
Shares purchased	(12,127)	(171,544)
Net increase (decrease) in shares outstanding	23,177	$328,790

Class R6
Six months ended January 31, 2026:
Shares sold	127,843	$2,046,610

Notes to Financial Statements (unaudited) (continued)

Target Date 2060 (cont’d.):

Share Class	Shares	Amount
Shares issued in reinvestment of dividends and distributions	27,887	$437,263
Shares purchased	(46,759)	(723,297)
Net increase (decrease) in shares outstanding	108,971	$1,760,576

Year ended July 31, 2025:
Shares sold	215,407	$3,121,821
Shares issued in reinvestment of dividends and distributions	41,792	571,300
Shares purchased	(176,217)	(2,624,376)
Net increase (decrease) in shares outstanding	80,982	$1,068,745

Target Date 2065:

Share Class	Shares	Amount

Class R1
Six months ended January 31, 2026:
Shares sold	86	$1,189
Shares issued in reinvestment of dividends and distributions	30	424
Shares purchased	(462)	(6,467)
Net increase (decrease) in shares outstanding	(346)	$(4,854)

Year ended July 31, 2025:
Shares sold	295	$3,725
Shares issued in reinvestment of dividends and distributions	93	1,140
Shares purchased	(3)	(33)
Net increase (decrease) in shares outstanding	385	$4,832

Class R2
Six months ended January 31, 2026:
Shares sold	3,083	$43,838
Shares issued in reinvestment of dividends and distributions	667	9,513
Shares purchased	(1,445)	(20,614)
Net increase (decrease) in shares outstanding	2,305	$32,737

Year ended July 31, 2025:
Shares sold	5,040	$63,849
Shares issued in reinvestment of dividends and distributions	1,371	16,795
Shares purchased	(560)	(7,460)
Net increase (decrease) in shares outstanding	5,851	$73,184

Class R3
Six months ended January 31, 2026:
Shares sold	73	$1,048
Shares issued in reinvestment of dividends and distributions	110	1,576
Shares purchased	(1)	(15)
Net increase (decrease) in shares outstanding	182	$2,609

Year ended July 31, 2025:
Shares sold	208	$2,500
Shares issued in reinvestment of dividends and distributions	252	3,090
Shares purchased	(14)	(182)
Net increase (decrease) in shares outstanding	446	$5,408

Class R4
Six months ended January 31, 2026:

Target Date 2065 (cont’d.):

Share Class	Shares	Amount
Shares issued in reinvestment of dividends and distributions	36	$517
Net increase (decrease) in shares outstanding	36	$517

Year ended July 31, 2025:
Shares issued in reinvestment of dividends and distributions	88	$1,074
Net increase (decrease) in shares outstanding	88	$1,074

Class R5
Six months ended January 31, 2026:
Shares issued in reinvestment of dividends and distributions	79	$1,123
Shares purchased	(149)	(2,143)
Net increase (decrease) in shares outstanding	(70)	$(1,020)

Year ended July 31, 2025:
Shares sold	1,120	$14,100
Shares issued in reinvestment of dividends and distributions	146	1,791
Net increase (decrease) in shares outstanding	1,266	$15,891

Class R6
Six months ended January 31, 2026:
Shares sold	74,640	$1,075,437
Shares issued in reinvestment of dividends and distributions	2,951	42,236
Shares purchased	(35,334)	(512,319)
Net increase (decrease) in shares outstanding	42,257	$605,354

Year ended July 31, 2025:
Shares sold	49,604	$640,130
Shares issued in reinvestment of dividends and distributions	3,163	38,867
Shares purchased	(22,461)	(288,308)
Net increase (decrease) in shares outstanding	30,306	$390,689

Target Date 2070:

Share Class	Shares	Amount

Class R1
Six months ended January 31, 2026:
Shares issued in reinvestment of dividends and distributions	24	$269
Net increase (decrease) in shares outstanding	24	$269

Period ended July 31, 2025*:
Shares sold	1,000	$10,000
Shares issued in reinvestment of dividends and distributions	8	82
Net increase (decrease) in shares outstanding	1,008	$10,082

Class R2
Six months ended January 31, 2026:
Shares sold	142	$1,590
Shares issued in reinvestment of dividends and distributions	32	359
Net increase (decrease) in shares outstanding	174	$1,949

Period ended July 31, 2025*:
Shares sold	1,106	$11,059
Shares issued in reinvestment of dividends and distributions	9	83
Net increase (decrease) in shares outstanding	1,115	$11,142

Class R3
Six months ended January 31, 2026:
Shares sold	3	$48

Notes to Financial Statements (unaudited) (continued)

Target Date 2070 (cont’d.):

Share Class	Shares	Amount
Shares issued in reinvestment of dividends and distributions	28	$311
Net increase (decrease) in shares outstanding	31	$359

Period ended July 31, 2025*:
Shares sold	1,000	$10,000
Shares issued in reinvestment of dividends and distributions	9	83
Net increase (decrease) in shares outstanding	1,009	$10,083

Class R4
Six months ended January 31, 2026:
Shares issued in reinvestment of dividends and distributions	28	$322
Net increase (decrease) in shares outstanding	28	$322

Period ended July 31, 2025*:
Shares sold	1,000	$10,000
Shares issued in reinvestment of dividends and distributions	9	83
Net increase (decrease) in shares outstanding	1,009	$10,083

Class R5
Six months ended January 31, 2026:
Shares issued in reinvestment of dividends and distributions	29	$333
Net increase (decrease) in shares outstanding	29	$333

Period ended July 31, 2025*:
Shares sold	1,000	$10,000
Shares issued in reinvestment of dividends and distributions	9	84
Net increase (decrease) in shares outstanding	1,009	$10,084

Class R6
Six months ended January 31, 2026:
Shares sold	222	$2,529
Shares issued in reinvestment of dividends and distributions	36	406
Shares purchased	(137)	(1,577)
Net increase (decrease) in shares outstanding	121	$1,358

Period ended July 31, 2025*:
Shares sold	1,000	$10,000
Shares issued in reinvestment of dividends and distributions	9	85
Net increase (decrease) in shares outstanding	1,009	$10,085

* Commencement of operations was December 10, 2024.

8.	Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/26/2025 - 9/24/2026	9/27/2024 - 9/25/2025
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds did not utilize the SCA during the reporting period ended January 31, 2026.

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks		Target Date Income	Target Date 2020	Target Date 2025	Target Date 2030	Target Date 2035	Target Date 2040
Affiliated Funds		X	X	X	X	X	X
Asset Allocation		X	X	X	X	X	X
Asset Class Variation		X	X	X	X	X	X
Credit		X	X	X	X	X	X
Derivatives		X	X	X	X	X	X
Economic and Market Events		X	X	X	X	X	X
Equity and Equity-Related Securities		X	X	X	X	X	X
Fixed Income		X	X	X	X	X	X
Fund of Funds		X	X	X	X	X	X
Fund Rebalancing		X	X	X	X	X	X
Increase in Expenses		X	X	X	X	X	X
Index Tracking		X	X	X	X	X	X
Interest Rate		X	X	X	X	X	X
Investment Style		X	X	X	X	X	X
Junk Bonds		–	–	–	–	–	–
Large Capitalization Company		–	–	–	–	–	–
Large Shareholder and Large Scale Redemption		X	X	X	X	X	X
Liquidity		X	X	X	X	X	X
Management		X	X	X	X	X	X
Market		X	X	X	X	X	X
Market Capitalization		X	X	X	X	X	X
Market Disruption and Geopolitical		X	X	X	X	X	X
Portfolio Turnover		X	X	X	X	X	X

Risks	Target Date 2045	Target Date 2050	Target Date 2055	Target Date 2060	Target Date 2065	Target Date 2070	60/40 Allocation
Affiliated Funds	X	X	X	X	X	X	X
Asset Allocation	X	X	X	X	X	X	X
Asset Class Variation	X	X	X	X	X	X	X
Credit	X	X	X	X	X	X	X
Derivatives	X	X	X	X	X	X	–
Economic and Market Events	X	X	X	X	X	X	X
Equity and Equity-Related Securities	X	X	X	X	X	X	X
Fixed Income	X	X	X	X	X	X	X
Fund of Funds	X	X	X	X	X	X	X
Fund Rebalancing	X	X	X	X	X	X	X
Increase in Expenses	X	X	X	X	X	X	X
Index Tracking	X	X	X	X	X	X	–
Interest Rate	X	X	X	X	X	X	X
Investment Style	X	X	X	X	X	X	X
Junk Bonds	–	–	–	–	–	–	X
Large Capitalization Company	–	–	–	–	–	–	X
Large Shareholder and Large Scale Redemption	X	X	X	X	X	X	X
Liquidity	X	X	X	X	X	X	–
Management	X	X	X	X	X	X	X
Market	X	X	X	X	X	X	X
Market Capitalization	X	X	X	X	X	X	–
Market Disruption and Geopolitical	X	X	X	X	X	X	X

Notes to Financial Statements (unaudited) (continued)

Risks	Target Date 2045	Target Date 2050	Target Date 2055	Target Date 2060	Target Date 2065	Target Date 2070	60/40 Allocation
Portfolio Turnover	X	X	X	X	X	X	–

Affiliated Funds Risk: The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which affiliates of the Manager and subadviser serve as subadvisers. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or affiliated subadviser are higher than the fees paid by other Underlying Funds for which the Manager or affiliated subadviser serve. However, the Fund has adopted procedures to mitigate these concerns.

Asset Allocation Risk: The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.

Asset Class Variation Risk: The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity, non-traditional and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund’s assets invested in various Underlying Funds, the Fund’s actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class. There is a risk that the Manager’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Underlying Funds. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Underlying Funds will depend on its subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Underlying Funds and therefore may magnify or otherwise increase investment losses to the Underlying Funds. The Underlying Funds’ use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Underlying Funds’ derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Underlying Funds. The use of derivatives also exposes the Underlying Funds to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Underlying Funds, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risks: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Fixed Income Risk: As with credit risk, market risk and interest rate risk, an Underlying Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by an Underlying Fund for redemption before it matures and the Underlying Fund may lose income.

Fund of Funds Risk: The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.

Fund Rebalancing Risk: Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of the Fund’s allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund’s expenses or result in the Underlying Fund’s becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund’s performance and thus the Fund’s performance. The impact of rebalancing is likely to be greater when the Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.

The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund’s investments in the event of significant market or other events that may require more rapid action.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.

Index Tracking Risk: While certain Underlying Funds generally seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with an index), the return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and an Underlying Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if an Underlying Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of an Underlying Fund’s holdings may fall sharply. This is referred to as “extension risk.” An Underlying Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Investment Style Risk: Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, an Underlying Fund may underperform other funds that use different investment styles.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk.

Notes to Financial Statements (unaudited) (continued)

Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Funds’ shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: An Underlying Fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the Fund invests, but typically represents a greater risk for bond funds. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit an Underlying Fund’s ability to sell a holding at a suitable price.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Capitalization Risk: Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as the Middle East, South America, Eastern Europe, and Asia, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.

Portfolio Turnover Risk: The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund’s, and, therefore, the Fund’s performance and can have adverse tax consequences.

10.	Reorganization

On September 11, 2024, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of PGIM Target Date 2015 Fund (“Target Date 2015” or “Merged Fund”) for shares of Target Date Income (the “Acquiring Fund”) and the assumption of the liabilities of the Merged Fund, respectively. The reorganization took place at the close of business on January 3, 2025.

On the reorganization date, the Merged Fund had the following total investment cost and value, representing the principal assets acquired by the Acquiring Fund:

Merged Fund	Total Investment Value	Total Investment Cost
Target Date 2015	$9,917,131	$9,944,860

The purpose of the transaction was to combine two funds with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on January 3, 2025:

Merged Fund	Class	Shares
Target Date 2015	R1	$1,426
	R2	4,936
	R3	1,471
	R4	1,484
	R5	29,059
	R6	959,512

Acquiring Fund	Class	Shares	Value
Target Date Income	R1	1,412	$14,163
	R2	4,892	49,062
	R3	1,458	14,626
	R4	1,469	14,732
	R5	28,756	289,031
	R6	949,850	9,536,491

For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Merged Fund was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized depreciation immediately before the acquisition were as follows:

Merged Fund	Class	Unrealized Depreciation on Investments	Net Assets
Target Date 2015	R1	$(40)	$14,163
	R2	(137)	49,062
	R3	(41)	14,626
	R4	(41)	14,732
	R5	(808)	289,031
	R6	(26,662)	9,536,491

Acquiring Fund	Class	Net Assets
Target Date Income	R1	$28,619

Notes to Financial Statements (unaudited) (continued)

Acquiring Fund	Class	Net Assets
	R2	30,466
	R3	190,747
	R4	28,653
	R5	939,146
	R6	14,671,840

Assuming the acquisition had been completed on August 1, 2024, the Acquiring Fund’s unaudited pro forma results of operations for the year ended July 31, 2025 would have been as follows:

Acquiring Fund	Net investment income (loss) (a)	Net realized and unrealized gain (loss) on investments (b)	Net increase (decrease) in net assets resulting from operations
Target Date Income	$990,892	$779,895	$1,770,787

(a)

Net investment income (loss) as reported in the Statement of Operations (Year ended July 31, 2025) of the Acquiring Fund, plus net investment income from the Merged Fund pre-merger as follows: Target Date 2015 $217,391.

(b)

Net realized and unrealized gain (loss) on investments as reported in the Statement of Operations (Year ended July 31, 2025) of the Acquiring Fund, plus net realized and unrealized loss on investments from the Merged Fund pre-merger as follows: Target Date 2015 $(64,310).

Since both the Merged Fund and the Acquiring Fund sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment funds had been managed as a single integrated fund since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Fund that have been included in the Acquiring Fund’s Statement of Operations since January 3, 2025.

11.	Recent Accounting Pronouncement and Regulatory Developments

During the reporting period, the Funds adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. The Funds did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

12.	Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of January 31, 2026.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract - None.

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.

(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940- Not applicable.

(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 5

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	March 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 18, 2026

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	March 18, 2026